UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	05-31-2023

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

May 31, 2023

Emerging Markets Fund
Investor Class (TWMIX)
I Class (AMKIX)
Y Class (AEYMX)
A Class (AEMMX)
C Class (ACECX)
R Class (AEMRX)
R5 Class (AEGMX)
R6 Class (AEDMX)
G Class (ACADX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Global Stock Returns

After ending 2022 on a disappointing note, global stocks generally rebounded in the first five months of 2023. This bounce back, which occurred despite relentless volatility and ongoing central bank rate hikes, led to six-month gains for most global stock indices.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated through the end of the reporting period. This dynamic, combined with mounting recession worries, prompted investors to recalibrate their monetary policy outlooks. However, with inflation still higher than central bank targets, policymakers continued to raise rates, and markets remained volatile.

Beginning in March, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore market order.
Still, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. Those worries strengthened investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year. In the eurozone, recession worries turned to recession reality, as revised data confirmed the region’s economy contracted in the fourth quarter of 2022 and the first quarter of 2023.

Despite slowing growth and ongoing volatility, most U.S. and global stock indices advanced for the period. Non-U.S. developed markets stocks modestly outperformed U.S. stocks. Meanwhile, global growth concerns and China’s uneven post-COVID-19 reopening weighed on emerging markets stocks, which modestly declined for the period.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and recession risk. In addition, increasingly tense geopolitical considerations complicate the market backdrop.
We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Short-Term Investments	0.6%
Other Assets and Liabilities	(0.2)%

Top Five Countries	% of net assets
China	27.7%
Taiwan	16.7%
South Korea	12.3%
India	11.3%
Brazil	6.6%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expenses Paid During Period(1) 12/1/22 - 5/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$958.10	$6.20	1.27%
I Class	$1,000	$959.50	$5.23	1.07%
Y Class	$1,000	$960.60	$4.50	0.92%
A Class	$1,000	$957.90	$7.42	1.52%
C Class	$1,000	$954.30	$11.06	2.27%
R Class	$1,000	$955.30	$8.63	1.77%
R5 Class	$1,000	$959.50	$5.23	1.07%
R6 Class	$1,000	$959.60	$4.49	0.92%
G Class	$1,000	$963.90	$0.10	0.02%
Hypothetical
Investor Class	$1,000	$1,018.60	$6.39	1.27%
I Class	$1,000	$1,019.60	$5.39	1.07%
Y Class	$1,000	$1,020.34	$4.63	0.92%
A Class	$1,000	$1,017.35	$7.64	1.52%
C Class	$1,000	$1,013.61	$11.40	2.27%
R Class	$1,000	$1,016.11	$8.90	1.77%
R5 Class	$1,000	$1,019.60	$5.39	1.07%
R6 Class	$1,000	$1,020.34	$4.63	0.92%
G Class	$1,000	$1,024.83	$0.10	0.02%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

MAY 31, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Brazil — 6.6%
Banco BTG Pactual SA	3,272,800	$16,921,046
Embraer SA, ADR(1)(2)	2,033,719	30,261,739
Hapvida Participacoes e Investimentos SA(1)	19,927,555	15,633,152
PRIO SA(1)	6,510,900	43,826,944
Sendas Distribuidora SA	3,810,300	8,133,867
Vale SA, ADR	1,250,339	15,854,299
WEG SA	3,737,500	28,016,700
		158,647,747
China — 27.7%
Aier Eye Hospital Group Co. Ltd., Class A	3,358,262	12,669,471
Alibaba Group Holding Ltd., ADR(1)	902,419	71,787,431
BYD Co. Ltd., H Shares	992,500	29,970,993
China Construction Bank Corp., H Shares	70,629,000	45,180,002
China Education Group Holdings Ltd.	5,671,000	4,601,623
China State Construction International Holdings Ltd.	21,134,000	23,907,213
China Tourism Group Duty Free Corp. Ltd., A Shares	508,323	8,796,363
ENN Energy Holdings Ltd.	2,046,800	23,836,426
H World Group Ltd., ADR(1)	539,815	19,768,025
Industrial & Commercial Bank of China Ltd., H Shares	33,521,740	17,901,956
Kweichow Moutai Co. Ltd., A Shares	193,110	44,256,603
Li Ning Co. Ltd.	2,037,500	10,947,528
Meituan, Class B(1)	1,789,740	25,130,235
NetEase, Inc.	2,153,900	36,635,345
Ping An Insurance Group Co. of China Ltd., H Shares	4,964,000	31,502,465
Shanghai International Airport Co. Ltd., Class A(1)	1,631,400	10,685,114
Shenzhou International Group Holdings Ltd.	1,506,500	12,198,707
Sungrow Power Supply Co. Ltd., A Shares	1,774,699	27,460,530
Tencent Holdings Ltd.	3,801,400	150,437,798
Trip.com Group Ltd.(1)	1,138,650	36,264,734
Wuxi Biologics Cayman, Inc.(1)	2,104,000	10,772,003
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares(1)	3,192,929	10,943,890
		665,654,455
Hong Kong — 1.1%
Sands China Ltd.(1)	8,447,600	27,393,827
India — 11.3%
Bajaj Auto Ltd.	359,457	19,820,981
Godrej Consumer Products Ltd.(1)	1,428,844	18,263,993
HDFC Bank Ltd.	2,647,609	51,411,677
Hindalco Industries Ltd.	3,736,843	18,296,442
ICICI Bank Ltd., ADR	1,843,188	42,245,869
Infosys Ltd., ADR	783,478	12,504,309
Reliance Industries Ltd.	1,978,457	58,987,412
Sun Pharmaceutical Industries Ltd.	3,164,837	37,315,943
Tata Consultancy Services Ltd.	292,382	11,607,278
		270,453,904
Indonesia — 1.5%
Bank Rakyat Indonesia Persero Tbk PT	97,563,800	36,253,544
6

	Shares	Value
Malaysia — 0.5%
CIMB Group Holdings Bhd	11,113,709	$11,601,308
Mexico — 6.5%
America Movil SAB de CV, ADR(1)	1,371,847	29,165,467
Arca Continental SAB de CV	2,905,988	29,373,659
Cemex SAB de CV, ADR(1)	6,053,393	36,320,358
Grupo Financiero Banorte SAB de CV, Class O	6,082,947	48,879,535
Wal-Mart de Mexico SAB de CV(2)	3,559,775	13,541,594
		157,280,613
Peru — 0.6%
Credicorp Ltd.	101,724	13,168,172
Philippines — 0.6%
Ayala Land, Inc.	31,019,980	14,517,989
Russia(3)†
Novatek PJSC	1,100,400	1
Saudi Arabia — 3.4%
Al Rajhi Bank	2,012,868	37,921,713
Alinma Bank	1,683,019	14,639,797
Elm Co.	114,156	13,654,864
Saudi Arabian Oil Co.	1,717,223	14,413,924
		80,630,298
South Africa — 2.4%
Capitec Bank Holdings Ltd.(2)	183,434	12,549,506
Naspers Ltd., N Shares	236,082	35,613,768
Shoprite Holdings Ltd.	973,672	9,654,042
		57,817,316
South Korea — 12.3%
Hotel Shilla Co. Ltd.(2)	212,749	12,374,119
Hyundai Motor Co.	109,665	16,501,978
Samsung Biologics Co. Ltd.(1)	93,707	55,297,130
Samsung Electro-Mechanics Co. Ltd.	66,173	7,344,101
Samsung Electronics Co. Ltd.	2,705,555	145,154,278
Samsung SDI Co. Ltd.	45,147	24,388,385
SK Hynix, Inc.	427,198	34,839,442
		295,899,433
Taiwan — 16.7%
Chailease Holding Co. Ltd.	8,449,836	55,602,812
Delta Electronics, Inc.	3,439,000	35,314,948
E Ink Holdings, Inc.	1,962,000	13,189,591
E.Sun Financial Holding Co. Ltd.	17,662,617	14,867,705
Far EasTone Telecommunications Co. Ltd.	7,120,000	17,778,651
Nanya Technology Corp.	5,566,000	13,265,869
Taiwan Semiconductor Manufacturing Co. Ltd.	13,928,713	252,079,505
		402,099,081
Thailand — 4.7%
Central Pattana PCL	8,316,900	16,115,883
CP ALL PCL	22,424,200	41,059,590
Kasikornbank PCL	7,382,900	27,461,497
Minor International PCL	15,709,200	15,221,732
PTT Exploration & Production PCL	3,485,000	13,954,662
		113,813,364
Turkey — 1.0%
BIM Birlesik Magazalar AS	3,408,403	23,194,631
7

	Shares	Value
United Arab Emirates — 1.5%
Emaar Properties PJSC	21,311,883	$35,630,054
United States — 1.2%
MercadoLibre, Inc.(1)	24,130	29,897,070
TOTAL COMMON STOCKS (Cost $2,178,903,219)		2,393,952,807
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds†
State Street Navigator Securities Lending Government Money Market Portfolio(4)	152,866	152,866
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 11/30/28 - 11/15/43, valued at $2,039,555), in a joint trading account at 5.01%, dated 5/31/23, due 6/1/23 (Delivery value $1,995,406)		1,995,128
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.50%, 4/30/30, valued at $13,234,518), at 5.05%, dated 5/31/23, due 6/1/23 (Delivery value $12,976,820)		12,975,000
		14,970,128
TOTAL SHORT-TERM INVESTMENTS (Cost $15,122,994)		15,122,994
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $2,194,026,213)		2,409,075,801
OTHER ASSETS AND LIABILITIES — (0.2)%		(4,477,908)
TOTAL NET ASSETS — 100.0%		$2,404,597,893

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	23.5%
Financials	19.8%
Consumer Discretionary	15.6%
Communication Services	9.7%
Consumer Staples	7.8%
Energy	6.0%
Health Care	5.4%
Industrials	5.0%
Materials	3.0%
Real Estate	2.8%
Utilities	1.0%
Short-Term Investments	0.6%
Other Assets and Liabilities	(0.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $19,730,089. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $21,229,676, which includes securities collateral of $21,076,810.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

MAY 31, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,193,873,347) — including $19,730,089 of securities on loan	$2,408,922,935
Investment made with cash collateral received for securities on loan, at value (cost of $152,866)	152,866
Total investment securities, at value (cost of $2,194,026,213)	2,409,075,801
Foreign currency holdings, at value (cost of $1,051)	1,051
Receivable for investments sold	6,688,146
Receivable for capital shares sold	1,660,932
Dividends and interest receivable	3,164,585
Securities lending receivable	26,281
Other assets	55,314
2,420,672,110

Liabilities
Disbursements in excess of demand deposit cash	7,542,901
Payable for collateral received for securities on loan	152,866
Payable for investments purchased	2,442,474
Payable for capital shares redeemed	3,630,874
Accrued management fees	1,553,156
Distribution and service fees payable	20,726
Accrued foreign taxes	731,220
16,074,217

Net Assets	$2,404,597,893

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,998,142,335
Distributable earnings (loss)	(593,544,442)
$2,404,597,893

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$345,502,466	36,714,438	$9.41
I Class, $0.01 Par Value	$688,350,540	71,250,104	$9.66
Y Class, $0.01 Par Value	$35,930,358	3,712,138	$9.68
A Class, $0.01 Par Value	$40,061,699	4,419,107	$9.07
C Class, $0.01 Par Value	$10,830,448	1,326,269	$8.17
R Class, $0.01 Par Value	$5,684,116	624,324	$9.10
R5 Class, $0.01 Par Value	$9,499,152	982,376	$9.67
R6 Class, $0.01 Par Value	$560,223,255	57,969,019	$9.66
G Class, $0.01 Par Value	$708,515,859	72,800,703	$9.73
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.62 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,259,239)	$30,210,600
Interest	521,177
Securities lending, net	97,882
30,829,659

Expenses:
Management fees	13,110,378
Distribution and service fees:
A Class	59,067
C Class	60,763
R Class	14,957
Directors' fees and expenses	42,455
Other expenses	201,356
13,488,976
Fees waived - G Class	(3,223,159)
10,265,817

Net investment income (loss)	20,563,842

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $1,215,795)	(214,915,100)
Foreign currency translation transactions	(821,818)
(215,736,918)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $2,553,163)	96,559,138
Translation of assets and liabilities in foreign currencies	(30,482)
96,528,656

Net realized and unrealized gain (loss)	(119,208,262)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(98,644,420)

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2022
Increase (Decrease) in Net Assets	May 31, 2023	November 30, 2022
Operations
Net investment income (loss)	$20,563,842	$35,247,272
Net realized gain (loss)	(215,736,918)	(309,951,407)
Change in net unrealized appreciation (depreciation)	96,528,656	(625,280,162)
Net increase (decrease) in net assets resulting from operations	(98,644,420)	(899,984,297)

Distributions to Shareholders
From earnings:
Investor Class	(7,908,718)	(4,433,245)
I Class	(17,845,842)	(15,057,238)
Y Class	(843,213)	(535,793)
A Class	(1,076,143)	(538,424)
C Class	(214,857)	—
R Class	(112,728)	(31,292)
R5 Class	(237,310)	(121,944)
R6 Class	(15,916,126)	(9,852,306)
G Class	(20,631,687)	(24)
Decrease in net assets from distributions	(64,786,624)	(30,570,266)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(168,173,567)	420,922,848

Net increase (decrease) in net assets	(331,604,611)	(509,631,715)

Net Assets
Beginning of period	2,736,202,504	3,245,834,219
End of period	$2,404,597,893	$2,736,202,504

See Notes to Financial Statements.
11

Notes to Financial Statements

MAY 31, 2023 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on April 1, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
13

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$152,866	—	—	—	$152,866
Gross amount of recognized liabilities for securities lending transactions					$152,866
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 19% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
1.25%	1.05%	0.90%	1.25%	1.25%	1.25%	1.05%	0.90%	0.00%(1)
(1)Annual management fee before waiver was 0.90%.

14

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2023 were $497,393,638 and $739,086,079, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2023		Year ended November 30, 2022(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,000,000,000		1,100,000,000
Sold	2,702,389	$27,039,588	6,048,510	$73,081,025
Issued in reinvestment of distributions	800,057	7,704,547	379,470	4,322,163
Redeemed	(3,500,483)	(34,608,639)	(10,249,865)	(115,441,774)
	1,963	135,496	(3,821,885)	(38,038,586)
I Class/Shares Authorized	1,400,000,000		1,520,000,000
Sold	12,511,896	128,040,777	38,584,764	446,185,226
Issued in reinvestment of distributions	1,688,115	16,678,573	1,181,788	13,791,471
Redeemed	(23,403,473)	(236,953,533)	(77,797,712)	(853,066,174)
	(9,203,462)	(92,234,183)	(38,031,160)	(393,089,477)
Y Class/Shares Authorized	40,000,000		30,000,000
Sold	800,351	8,270,498	3,903,441	46,950,678
Issued in reinvestment of distributions	82,397	814,907	43,474	508,209
Redeemed	(842,259)	(8,538,158)	(3,077,023)	(32,540,149)
	40,489	547,247	869,892	14,918,738
A Class/Shares Authorized	100,000,000		100,000,000
Sold	990,737	9,378,683	2,304,400	24,907,653
Issued in reinvestment of distributions	62,812	583,523	27,169	298,592
Redeemed	(1,951,972)	(18,748,435)	(4,177,258)	(44,494,688)
	(898,423)	(8,786,229)	(1,845,689)	(19,288,443)
C Class/Shares Authorized	45,000,000		45,000,000
Sold	50,644	434,537	100,840	933,394
Issued in reinvestment of distributions	22,066	185,358	—	—
Redeemed	(265,197)	(2,281,957)	(726,732)	(6,922,219)
	(192,487)	(1,662,062)	(625,892)	(5,988,825)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	92,476	884,680	206,455	2,241,994
Issued in reinvestment of distributions	12,069	112,728	2,832	31,290
Redeemed	(106,003)	(1,027,951)	(165,026)	(1,819,630)
	(1,458)	(30,543)	44,261	453,654
R5 Class/Shares Authorized	25,000,000		25,000,000
Sold	113,738	1,153,397	297,124	3,359,435
Issued in reinvestment of distributions	23,973	237,095	10,433	121,852
Redeemed	(195,453)	(2,061,508)	(134,705)	(1,575,297)
	(57,742)	(671,016)	172,852	1,905,990
R6 Class/Shares Authorized	750,000,000		450,000,000
Sold	9,049,895	91,909,218	22,145,809	254,818,438
Issued in reinvestment of distributions	1,563,411	15,446,501	821,931	9,591,938
Redeemed	(19,358,006)	(195,717,234)	(16,919,603)	(189,415,923)
	(8,744,700)	(88,361,515)	6,048,137	74,994,453
G Class/Shares Authorized	750,000,000		510,000,000
Sold	6,044,106	60,466,335	7,000,209	70,836,355
Issued in connection with reorganization (Note 9)	—	—	69,959,409	781,612,283
Issued in reinvestment of distributions	2,081,906	20,631,687	2	24
Redeemed	(5,703,788)	(58,208,784)	(6,581,141)	(67,393,318)
	2,422,224	22,889,238	70,378,479	785,055,344
Net increase (decrease)	(16,633,596)	$(168,173,567)	33,188,995	$420,922,848
(1)April 1, 2022 (commencement of sale) through November 30, 2022 for the G Class.
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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$46,116,038	$112,531,709	—
China	91,555,456	574,098,999	—
India	54,750,178	215,703,726	—
Mexico	65,485,825	91,794,788	—
Peru	13,168,172	—	—
United States	29,897,070	—	—
Other Countries	—	1,098,850,846	—
Short-Term Investments	152,866	14,970,128	—
	$301,125,605	$2,107,950,196	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

17

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,250,694,945
Gross tax appreciation of investments	$405,428,935
Gross tax depreciation of investments	(247,048,079)
Net tax appreciation (depreciation) of investments	$158,380,856

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of November 30, 2022, the fund had accumulated short-term capital losses of $(559,991,097), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Reorganization

On December 2, 2021, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of NT Emerging Markets Fund, one fund in a series issued by the corporation, were transferred to Emerging Markets Fund in exchange for shares of Emerging Markets Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Emerging Markets Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on April 22, 2022.

The reorganization was accomplished by a tax-free exchange of shares. On April 22, 2022, NT Emerging Markets Fund exchanged its shares for shares of Emerging Markets Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
NT Emerging Markets Fund – G Class	75,795,014	Emerging Markets Fund – G Class	69,959,409

The net assets of NT Emerging Markets Fund and Emerging Markets Fund immediately before the reorganization were $781,612,283 and $2,574,757,849, respectively. NT Emerging Markets Fund's unrealized depreciation of $(21,227,170) was combined with that of Emerging Markets Fund. Immediately after the reorganization, the combined net assets were $3,356,370,132.

Assuming the reorganization had been completed on December 1, 2021, the beginning of the annual reporting period, the pro forma results of operations for the period ended November 30, 2022 are as follows:

Net investment income (loss)	$40,561,064
Net realized and unrealized gain (loss)	(1,115,140,186)
Net increase (decrease) in net assets resulting from operations	$(1,074,579,122)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NT Emerging Markets Fund that have been included in the fund’s Statement of Operations since April 22, 2022.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$10.04	0.05	(0.47)	(0.42)	(0.21)	—	(0.21)	$9.41	(4.19)%	1.27%(4)	1.27%(4)	1.09%(4)	1.09%(4)	19%	$345,502
2022	$13.67	0.09	(3.61)	(3.52)	(0.11)	—	(0.11)	$10.04	(25.84)%	1.26%	1.26%	0.84%	0.84%	52%	$368,506
2021	$13.62	0.05	0.08	0.13	(0.08)	—	(0.08)	$13.67	0.91%	1.25%	1.25%	0.36%	0.36%	35%	$554,001
2020	$11.25	0.04	2.48	2.52	(0.15)	—	(0.15)	$13.62	22.79%	1.26%	1.26%	0.33%	0.33%	30%	$582,036
2019	$10.19	0.17	0.94	1.11	(0.05)	—	(0.05)	$11.25	10.99%	1.25%	1.25%	1.59%	1.59%	39%	$606,668
2018	$12.00	0.08	(1.80)	(1.72)	(0.03)	(0.06)	(0.09)	$10.19	(14.57)%	1.18%	1.29%	0.71%	0.60%	36%	$980,765
I Class
2023(3)	$10.30	0.06	(0.47)	(0.41)	(0.23)	—	(0.23)	$9.66	(4.05)%	1.07%(4)	1.07%(4)	1.29%(4)	1.29%(4)	19%	$688,351
2022	$14.02	0.11	(3.70)	(3.59)	(0.13)	—	(0.13)	$10.30	(25.69)%	1.06%	1.06%	1.04%	1.04%	52%	$828,883
2021	$13.97	0.09	0.07	0.16	(0.11)	—	(0.11)	$14.02	1.09%	1.05%	1.05%	0.56%	0.56%	35%	$1,661,545
2020	$11.56	0.06	2.54	2.60	(0.19)	—	(0.19)	$13.97	22.94%	1.06%	1.06%	0.53%	0.53%	30%	$1,534,445
2019	$10.46	0.20	0.97	1.17	(0.07)	—	(0.07)	$11.56	11.20%	1.05%	1.05%	1.79%	1.79%	39%	$1,325,801
2018	$12.32	0.11	(1.85)	(1.74)	(0.06)	(0.06)	(0.12)	$10.46	(14.35)%	0.98%	1.09%	0.91%	0.80%	36%	$897,336

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$10.32	0.07	(0.47)	(0.40)	(0.24)	—	(0.24)	$9.68	(3.94)%	0.92%(4)	0.92%(4)	1.44%(4)	1.44%(4)	19%	$35,930
2022	$14.05	0.13	(3.71)	(3.58)	(0.15)	—	(0.15)	$10.32	(25.60)%	0.91%	0.91%	1.19%	1.19%	52%	$37,909
2021	$14.00	0.10	0.08	0.18	(0.13)	—	(0.13)	$14.05	1.24%	0.90%	0.90%	0.71%	0.71%	35%	$39,377
2020	$11.60	0.08	2.54	2.62	(0.22)	—	(0.22)	$14.00	23.09%	0.91%	0.91%	0.68%	0.68%	30%	$30,169
2019	$10.49	0.26	0.94	1.20	(0.09)	—	(0.09)	$11.60	11.43%	0.90%	0.90%	1.94%	1.94%	39%	$14,638
2018	$12.34	0.08	(1.81)	(1.73)	(0.06)	(0.06)	(0.12)	$10.49	(14.23)%	0.83%	0.94%	1.06%	0.95%	36%	$4,724
A Class
2023(3)	$9.67	0.04	(0.44)	(0.40)	(0.20)	—	(0.20)	$9.07	(4.21)%	1.52%(4)	1.52%(4)	0.84%(4)	0.84%(4)	19%	$40,062
2022	$13.17	0.06	(3.48)	(3.42)	(0.08)	—	(0.08)	$9.67	(26.03)%	1.51%	1.51%	0.59%	0.59%	52%	$51,434
2021	$13.13	0.01	0.07	0.08	(0.04)	—	(0.04)	$13.17	0.60%	1.50%	1.50%	0.11%	0.11%	35%	$94,363
2020	$10.84	0.01	2.40	2.41	(0.12)	—	(0.12)	$13.13	22.50%	1.51%	1.51%	0.08%	0.08%	30%	$88,485
2019	$9.81	0.14	0.91	1.05	(0.02)	—	(0.02)	$10.84	10.71%	1.50%	1.50%	1.34%	1.34%	39%	$78,704
2018	$11.57	0.05	(1.75)	(1.70)	—	(0.06)	(0.06)	$9.81	(14.80)%	1.43%	1.54%	0.46%	0.35%	36%	$72,711

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$8.71	—(5)	(0.39)	(0.39)	(0.15)	—	(0.15)	$8.17	(4.57)%	2.27%(4)	2.27%(4)	0.09%(4)	0.09%(4)	19%	$10,830
2022	$11.87	(0.02)	(3.14)	(3.16)	—	—	—	$8.71	(26.56)%	2.26%	2.26%	(0.16)%	(0.16)%	52%	$13,231
2021	$11.88	(0.08)	0.07	(0.01)	—	—	—	$11.87	(0.17)%	2.25%	2.25%	(0.64)%	(0.64)%	35%	$25,448
2020	$9.82	(0.07)	2.17	2.10	(0.04)	—	(0.04)	$11.88	21.48%	2.26%	2.26%	(0.67)%	(0.67)%	30%	$27,101
2019	$8.93	0.05	0.84	0.89	—	—	—	$9.82	9.97%	2.25%	2.25%	0.59%	0.59%	39%	$30,004
2018	$10.61	(0.03)	(1.59)	(1.62)	—	(0.06)	(0.06)	$8.93	(15.39)%	2.18%	2.29%	(0.29)%	(0.40)%	36%	$31,871
R Class
2023(3)	$9.71	0.03	(0.46)	(0.43)	(0.18)	—	(0.18)	$9.10	(4.47)%	1.77%(4)	1.77%(4)	0.59%(4)	0.59%(4)	19%	$5,684
2022	$13.22	0.03	(3.49)	(3.46)	(0.05)	—	(0.05)	$9.71	(26.20)%	1.76%	1.76%	0.34%	0.34%	52%	$6,075
2021	$13.17	(0.02)	0.08	0.06	(0.01)	—	(0.01)	$13.22	0.41%	1.75%	1.75%	(0.14)%	(0.14)%	35%	$7,687
2020	$10.88	(0.02)	2.40	2.38	(0.09)	—	(0.09)	$13.17	22.11%	1.76%	1.76%	(0.17)%	(0.17)%	30%	$7,466
2019	$9.85	0.12	0.91	1.03	—	—	—	$10.88	10.46%	1.75%	1.75%	1.09%	1.09%	39%	$6,825
2018	$11.64	0.02	(1.75)	(1.73)	—	(0.06)	(0.06)	$9.85	(14.97)%	1.68%	1.79%	0.21%	0.10%	36%	$5,825

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$10.31	0.07	(0.48)	(0.41)	(0.23)	—	(0.23)	$9.67	(4.05)%	1.07%(4)	1.07%(4)	1.29%(4)	1.29%(4)	19%	$9,499
2022	$14.04	0.11	(3.71)	(3.60)	(0.13)	—	(0.13)	$10.31	(25.67)%	1.06%	1.06%	1.04%	1.04%	52%	$10,725
2021	$13.98	0.06	0.11	0.17	(0.11)	—	(0.11)	$14.04	1.09%	1.05%	1.05%	0.56%	0.56%	35%	$12,172
2020	$11.57	0.06	2.54	2.60	(0.19)	—	(0.19)	$13.98	22.92%	1.06%	1.06%	0.53%	0.53%	30%	$3,863
2019	$10.47	0.20	0.97	1.17	(0.07)	—	(0.07)	$11.57	11.19%	1.05%	1.05%	1.79%	1.79%	39%	$2,444
2018	$12.32	0.12	(1.86)	(1.74)	(0.05)	(0.06)	(0.11)	$10.47	(14.33)%	0.98%	1.09%	0.91%	0.80%	36%	$4,521
R6 Class
2023(3)	$10.31	0.07	(0.48)	(0.41)	(0.24)	—	(0.24)	$9.66	(4.04)%	0.92%(4)	0.92%(4)	1.44%(4)	1.44%(4)	19%	$560,223
2022	$14.03	0.13	(3.70)	(3.57)	(0.15)	—	(0.15)	$10.31	(25.56)%	0.91%	0.91%	1.19%	1.19%	52%	$687,720
2021	$13.98	0.11	0.07	0.18	(0.13)	—	(0.13)	$14.03	1.24%	0.90%	0.90%	0.71%	0.71%	35%	$851,240
2020	$11.58	0.08	2.54	2.62	(0.22)	—	(0.22)	$13.98	23.13%	0.91%	0.91%	0.68%	0.68%	30%	$570,868
2019	$10.48	0.23	0.96	1.19	(0.09)	—	(0.09)	$11.58	11.45%	0.90%	0.90%	1.94%	1.94%	39%	$405,776
2018	$12.34	0.12	(1.84)	(1.72)	(0.08)	(0.06)	(0.14)	$10.48	(14.28)%	0.83%	0.94%	1.06%	0.95%	36%	$239,031
G Class
2023(3)	$10.40	0.12	(0.49)	(0.37)	(0.30)	—	(0.30)	$9.73	(3.61)%	0.02%(4)	0.92%(4)	2.34%(4)	1.44%(4)	19%	$708,516
2022(6)	$12.44	0.16	(2.08)	(1.92)	(0.12)	—	(0.12)	$10.40	(15.56)%	0.01%(4)	0.91%(4)	2.42%(4)	1.52%(4)	52%(7)	$731,719

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)April 1, 2022 (commencement of sale) through November 30, 2022.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92633 2307

Semiannual Report

May 31, 2023

Emerging Markets Small Cap Fund
Investor Class (AECVX)
I Class (AECSX)
A Class (AECLX)
C Class (AECHX)
R Class (AECMX)
R6 Class (AECTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Global Stock Returns

After ending 2022 on a disappointing note, global stocks generally rebounded in the first five months of 2023. This bounce back, which occurred despite relentless volatility and ongoing central bank rate hikes, led to six-month gains for most global stock indices.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated through the end of the reporting period. This dynamic, combined with mounting recession worries, prompted investors to recalibrate their monetary policy outlooks. However, with inflation still higher than central bank targets, policymakers continued to raise rates, and markets remained volatile.

Beginning in March, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore market order.
Still, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. Those worries strengthened investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year. In the eurozone, recession worries turned to recession reality, as revised data confirmed the region’s economy contracted in the fourth quarter of 2022 and the first quarter of 2023.

Despite slowing growth and ongoing volatility, most U.S. and global stock indices advanced for the period. Non-U.S. developed markets stocks modestly outperformed U.S. stocks. Meanwhile, global growth concerns and China’s uneven post-COVID-19 reopening weighed on emerging markets stocks, which modestly declined for the period.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and recession risk. In addition, increasingly tense geopolitical considerations complicate the market backdrop.
We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	94.7%
Exchange-Traded Funds	1.2%
Short-Term Investments	6.5%
Other Assets and Liabilities	(2.4)%

Top Five Countries*	% of net assets
Taiwan	19.0%
India	19.0%
South Korea	11.6%
China	7.8%
Brazil	7.3%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expenses Paid During Period(1) 12/1/22 - 5/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,001.00	$7.03	1.41%
I Class	$1,000	$1,002.20	$6.04	1.21%
A Class	$1,000	$999.30	$8.27	1.66%
C Class	$1,000	$996.60	$12.00	2.41%
R Class	$1,000	$998.40	$9.52	1.91%
R6 Class	$1,000	$1,002.90	$5.29	1.06%
Hypothetical
Investor Class	$1,000	$1,017.90	$7.09	1.41%
I Class	$1,000	$1,018.90	$6.09	1.21%
A Class	$1,000	$1,016.65	$8.35	1.66%
C Class	$1,000	$1,012.92	$12.09	2.41%
R Class	$1,000	$1,015.41	$9.60	1.91%
R6 Class	$1,000	$1,019.65	$5.34	1.06%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

MAY 31, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 94.7%
Brazil — 7.3%
Embraer SA, ADR(1)(2)	8,803	$130,989
PRIO SA(1)	40,900	275,311
Santos Brasil Participacoes SA	63,100	124,252
Sendas Distribuidora SA	56,400	120,397
SLC Agricola SA	10,620	72,177
TOTVS SA	7,800	44,433
YDUQS Participacoes SA(1)	26,000	72,363
		839,922
Canada — 0.4%
ERO Copper Corp.(1)	2,880	47,671
China — 7.8%
BOC Aviation Ltd.	7,300	53,600
China East Education Holdings Ltd.(2)	122,500	50,400
China Education Group Holdings Ltd.(2)	56,000	45,440
China Overseas Property Holdings Ltd.	130,000	119,285
Far East Horizon Ltd.(2)	288,000	241,323
Hainan Meilan International Airport Co. Ltd., H Shares(1)	31,000	52,385
Jinxin Fertility Group Ltd.(2)	79,500	41,064
Li Ning Co. Ltd.	7,500	40,298
Tongcheng Travel Holdings Ltd.(1)	51,200	102,204
TravelSky Technology Ltd., H Shares	48,000	87,567
Xtep International Holdings Ltd.(2)	53,000	53,272
		886,838
Greece — 1.7%
OPAP SA	11,139	190,201
Hong Kong — 1.3%
MGM China Holdings Ltd.(1)	148,400	152,743
India — 19.0%
AU Small Finance Bank Ltd.	15,180	142,323
Crompton Greaves Consumer Electricals Ltd.	13,987	46,413
Indian Hotels Co. Ltd.	67,833	319,148
Jyothy Labs Ltd.	77,829	196,738
MakeMyTrip Ltd.(1)	3,133	81,677
Persistent Systems Ltd.	1,826	113,111
Phoenix Mills Ltd.	12,856	227,811
Prestige Estates Projects Ltd.	31,468	183,596
Shriram Finance Ltd.	5,980	101,057
Torrent Pharmaceuticals Ltd.	5,695	126,227
Varun Beverages Ltd.	15,252	312,014
VIP Industries Ltd.	15,441	113,062
WNS Holdings Ltd., ADR(1)	2,668	207,304
		2,170,481
Indonesia — 2.7%
Aneka Tambang Tbk PT	626,400	79,125
Mitra Adiperkasa Tbk PT(1)	1,949,100	230,667
		309,792
6

	Shares	Value
Malaysia — 2.1%
Carlsberg Brewery Malaysia Bhd	38,800	$173,789
Gamuda Bhd	74,000	71,189
		244,978
Mexico — 5.3%
Corp. Inmobiliaria Vesta SAB de CV	50,562	160,098
Gentera SAB de CV	246,934	265,794
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(2)	2,238	184,971
		610,863
Peru — 0.4%
Intercorp Financial Services, Inc.	2,280	48,450
Philippines — 3.5%
Bloomberry Resorts Corp.(1)	780,600	142,827
International Container Terminal Services, Inc.	17,560	60,977
Security Bank Corp.	43,150	65,309
Wilcon Depot, Inc.	256,100	129,513
		398,626
Russia(3)†
HeadHunter Group PLC, ADR(1)	776	—
Saudi Arabia — 3.3%
Arabian Contracting Services Co.	3,442	131,207
Leejam Sports Co. JSC	3,156	99,273
Saudi Airlines Catering Co.	6,233	145,223
		375,703
South Africa — 1.6%
Capitec Bank Holdings Ltd.(2)	702	48,027
Clicks Group Ltd.	7,506	89,399
Exxaro Resources Ltd.	5,176	42,114
		179,540
South Korea — 11.6%
BGF retail Co. Ltd.	1,367	196,312
Cosmax, Inc.(1)	3,997	239,169
Dentium Co. Ltd.	1,486	177,424
Fila Holdings Corp.	3,341	91,449
Han Kuk Carbon Co. Ltd.	8,482	72,038
Hotel Shilla Co. Ltd.	2,401	139,649
Jeisys Medical, Inc.	17,909	122,476
LG Innotek Co. Ltd.	428	98,823
Orion Corp./Republic of Korea	1,998	194,418
		1,331,758
Taiwan — 19.0%
Accton Technology Corp.	11,000	126,124
Airtac International Group	3,000	96,705
Alchip Technologies Ltd.	5,000	267,813
Bizlink Holding, Inc.	7,000	62,848
Chailease Holding Co. Ltd.	37,074	243,960
Chroma ATE, Inc.	14,000	105,850
Global Unichip Corp.	5,000	242,123
Gourmet Master Co. Ltd.	46,000	222,662
Great Tree Pharmacy Co. Ltd.	14,000	160,800
Himax Technologies, Inc., ADR(2)	8,059	55,446
King Yuan Electronics Co. Ltd.	90,000	157,727
7

	Shares	Value
Pegavision Corp.	13,000	$152,055
Sercomm Corp.	21,000	65,088
Universal Vision Biotechnology Co. Ltd.	10,250	131,334
Winbond Electronics Corp.	103,000	89,010
		2,179,545
Thailand — 6.2%
Bumrungrad Hospital PCL	42,800	274,032
Erawan Group PCL, NVDR(1)	1,556,100	185,064
Minor International PCL	128,200	124,222
Plan B Media PCL, F Shares	230,500	59,612
Thai Oil PCL	49,000	60,810
		703,740
Turkey — 0.8%
Sok Marketler Ticaret AS(1)	70,538	92,440
United Arab Emirates — 0.7%
Emirates Central Cooling Systems Corp.	175,245	81,577
TOTAL COMMON STOCKS (Cost $9,511,238)		10,844,868
EXCHANGE-TRADED FUNDS — 1.2%
Fubon Taiwan Small-Mid Cap Alpha Momentum 50 ETF (Cost $138,977)	93,000	131,628
SHORT-TERM INVESTMENTS — 6.5%
Money Market Funds — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	995	995
State Street Navigator Securities Lending Government Money Market Portfolio(4)	201,124	201,124
		202,119
Repurchase Agreements — 4.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 11/30/28 - 11/15/43, valued at $74,830), in a joint trading account at 5.01%, dated 5/31/23, due 6/1/23 (Delivery value $73,210)		73,200
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/49, valued at $485,554), at 5.05%, dated 5/31/23, due 6/1/23 (Delivery value $476,067)		476,000
		549,200
TOTAL SHORT-TERM INVESTMENTS (Cost $751,319)		751,319
TOTAL INVESTMENT SECURITIES — 102.4% (Cost $10,401,534)		11,727,815
OTHER ASSETS AND LIABILITIES — (2.4)%		(279,720)
TOTAL NET ASSETS — 100.0%		$11,448,095

8

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	23.7%
Consumer Staples	16.1%
Information Technology	12.0%
Industrials	10.4%
Financials	10.1%
Health Care	9.0%
Real Estate	6.0%
Energy	3.4%
Materials	1.7%
Communication Services	1.6%
Utilities	0.7%
Exchange-Traded Funds	1.2%
Short-Term Investments	6.5%
Other Assets and Liabilities	(2.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $644,545. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $696,119, which includes securities collateral of $494,995.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

MAY 31, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $10,200,410) — including $644,545 of securities on loan	$11,526,691
Investment made with cash collateral received for securities on loan, at value (cost of $201,124)	201,124
Total investment securities, at value (cost of $10,401,534)	11,727,815
Foreign currency holdings, at value (cost of $1,584)	1,568
Receivable for capital shares sold	854
Dividends and interest receivable	12,227
Securities lending receivable	716
Other assets	520
11,743,700

Liabilities
Payable for collateral received for securities on loan	201,124
Payable for capital shares redeemed	995
Accrued management fees	11,873
Distribution and service fees payable	297
Accrued foreign taxes	81,316
295,605

Net Assets	$11,448,095

Net Assets Consist of:
Capital (par value and paid-in surplus)	$11,127,286
Distributable earnings (loss)	320,809
$11,448,095

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$2,338,270	195,394	$11.97
I Class, $0.01 Par Value	$6,205,740	515,922	$12.03
A Class, $0.01 Par Value	$244,308	20,575	$11.87
C Class, $0.01 Par Value	$12,153	1,060	$11.47
R Class, $0.01 Par Value	$550,873	46,868	$11.75
R6 Class, $0.01 Par Value	$2,096,751	173,680	$12.07
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $12.59 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $9,997)	$92,966
Interest	7,231
Securities lending, net	2,771
102,968

Expenses:
Management fees	68,963
Distribution and service fees:
A Class	305
C Class	61
R Class	1,313
Directors' fees and expenses	181
Other expenses	772
71,595

Net investment income (loss)	31,373

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $3,233)	(199,099)
Foreign currency translation transactions	(6,124)
(205,223)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(24,739))	217,795
Translation of assets and liabilities in foreign currencies	(653)
217,142

Net realized and unrealized gain (loss)	11,919

Net Increase (Decrease) in Net Assets Resulting from Operations	$43,292

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2022
Increase (Decrease) in Net Assets	May 31, 2023	November 30, 2022
Operations
Net investment income (loss)	$31,373	$129,413
Net realized gain (loss)	(205,223)	(616,181)
Change in net unrealized appreciation (depreciation)	217,142	(1,649,070)
Net increase (decrease) in net assets resulting from operations	43,292	(2,135,838)

Distributions to Shareholders
From earnings:
Investor Class	(50,517)	(243,371)
I Class	(137,593)	(455,863)
A Class	(4,405)	(22,401)
C Class	(135)	(754)
R Class	(7,964)	(39,365)
R6 Class	(26,437)	(1,395)
Decrease in net assets from distributions	(227,051)	(763,149)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	995,185	3,141,480

Net increase (decrease) in net assets	811,426	242,493

Net Assets
Beginning of period	10,636,669	10,394,176
End of period	$11,448,095	$10,636,669

See Notes to Financial Statements.
12

Notes to Financial Statements

MAY 31, 2023 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

13

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

14

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$201,124	—	—	—	$201,124
Gross amount of recognized liabilities for securities lending transactions					$201,124
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.39%	1.19%	1.39%	1.39%	1.39%	1.04%

15

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2023 were $3,972,687 and $3,505,155, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2023		Year ended November 30, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	35,000,000		40,000,000
Sold	15,435	$186,443	23,898	$328,218
Issued in reinvestment of distributions	4,214	49,679	15,784	239,280
Redeemed	(23,133)	(285,949)	(50,201)	(689,117)
	(3,484)	(49,827)	(10,519)	(121,619)
I Class/Shares Authorized	30,000,000		30,000,000
Sold	51,865	625,310	208,766	2,797,130
Issued in reinvestment of distributions	11,621	137,593	29,930	455,532
Redeemed	(61,315)	(739,532)	(92,476)	(1,234,590)
	2,171	23,371	146,220	2,018,072
A Class/Shares Authorized	25,000,000		25,000,000
Sold	68	808	46	547
Issued in reinvestment of distributions	376	4,405	1,488	22,401
Redeemed	—	—	(11)	(140)
	444	5,213	1,523	22,808
C Class/Shares Authorized	25,000,000		25,000,000
Sold	—	—	370	4,607
Issued in reinvestment of distributions	12	135	52	754
	12	135	422	5,361
R Class/Shares Authorized	20,000,000		20,000,000
Sold	10,702	126,582	20,048	254,182
Issued in reinvestment of distributions	687	7,964	2,633	39,304
Redeemed	(8,277)	(97,681)	(11,001)	(138,933)
	3,112	36,865	11,680	154,553
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	107,884	1,287,849	92,243	1,091,341
Issued in reinvestment of distributions	2,227	26,437	91	1,395
Redeemed	(27,265)	(334,858)	(2,594)	(30,431)
	82,846	979,428	89,740	1,062,305
Net increase (decrease)	85,101	$995,185	239,066	$3,141,480
6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$130,989	$708,933	—
India	288,981	1,881,500	—
Mexico	184,971	425,892	—
Peru	48,450	—	—
Taiwan	55,446	2,124,099	—
Other Countries	—	4,995,607	—
Exchange-Traded Funds	—	131,628	—
Short-Term Investments	202,119	549,200	—
	$910,956	$10,816,859	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$10,558,254
Gross tax appreciation of investments	$1,803,134
Gross tax depreciation of investments	(633,573)
Net tax appreciation (depreciation) of investments	$1,169,561

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of November 30, 2022, the fund had accumulated short-term capital losses of $(563,777), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$12.21	0.02	(0.01)	0.01	(0.25)	—	(0.25)	$11.97	0.10%	1.41%(4)	0.41%(4)	32%	$2,338
2022	$16.48	0.15	(3.20)	(3.05)	(0.02)	(1.20)	(1.22)	$12.21	(19.90)%	1.41%	1.21%	64%	$2,428
2021	$14.23	0.04	2.82	2.86	—	(0.61)	(0.61)	$16.48	20.69%	1.39%	0.25%	52%	$3,451
2020	$12.52	0.04	1.72	1.76	(0.05)	—	(0.05)	$14.23	14.07%	1.54%	0.37%	60%	$2,984
2019	$11.68	0.05	1.20	1.25	—	(0.41)	(0.41)	$12.52	11.36%	1.61%	0.43%	67%	$4,764
2018	$13.66	0.04	(1.86)	(1.82)	(0.14)	(0.02)	(0.16)	$11.68	(13.59)%	1.60%	0.31%	75%	$5,924
I Class
2023(3)	$12.28	0.04	(0.02)	0.02	(0.27)	—	(0.27)	$12.03	0.22%	1.21%(4)	0.61%(4)	32%	$6,206
2022	$16.57	0.18	(3.22)	(3.04)	(0.05)	(1.20)	(1.25)	$12.28	(19.80)%	1.21%	1.41%	64%	$6,309
2021	$14.27	0.07	2.84	2.91	—	(0.61)	(0.61)	$16.57	21.06%	1.19%	0.45%	52%	$6,090
2020	$12.56	0.07	1.71	1.78	(0.07)	—	(0.07)	$14.27	14.25%	1.34%	0.57%	60%	$3,932
2019	$11.69	0.07	1.21	1.28	—	(0.41)	(0.41)	$12.56	11.52%	1.41%	0.63%	67%	$2,386
2018	$13.68	0.06	(1.86)	(1.80)	(0.17)	(0.02)	(0.19)	$11.69	(13.39)%	1.40%	0.51%	75%	$1,304

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$12.10	0.01	(0.02)	(0.01)	(0.22)	—	(0.22)	$11.87	(0.07)%	1.66%(4)	0.16%(4)	32%	$244
2022	$16.36	0.12	(3.18)	(3.06)	—	(1.20)	(1.20)	$12.10	(20.13)%	1.66%	0.96%	64%	$244
2021	$14.17	(0.01)	2.81	2.80	—	(0.61)	(0.61)	$16.36	20.41%	1.64%	0.00%(5)	52%	$305
2020	$12.47	0.02	1.69	1.71	(0.01)	—	(0.01)	$14.17	13.76%	1.79%	0.12%	60%	$206
2019	$11.66	0.02	1.20	1.22	—	(0.41)	(0.41)	$12.47	11.11%	1.86%	0.18%	67%	$853
2018	$13.64	0.01	(1.86)	(1.85)	(0.11)	(0.02)	(0.13)	$11.66	(13.82)%	1.85%	0.06%	75%	$1,209
C Class
2023(3)	$11.64	(0.03)	(0.01)	(0.04)	(0.13)	—	(0.13)	$11.47	(0.34)%	2.41%(4)	(0.59)%(4)	32%	$12
2022	$15.90	0.04	(3.10)	(3.06)	—	(1.20)	(1.20)	$11.64	(20.75)%	2.41%	0.21%	64%	$12
2021	$13.88	(0.12)	2.75	2.63	—	(0.61)	(0.61)	$15.90	19.58%	2.39%	(0.75)%	52%	$10
2020	$12.29	(0.07)	1.66	1.59	—	—	—	$13.88	12.94%	2.54%	(0.63)%	60%	$8
2019	$11.58	(0.07)	1.19	1.12	—	(0.41)	(0.41)	$12.29	10.20%	2.61%	(0.57)%	67%	$684
2018	$13.55	(0.10)	(1.85)	(1.95)	—(6)	(0.02)	(0.02)	$11.58	(14.41)%	2.60%	(0.69)%	75%	$1,160
R Class
2023(3)	$11.96	—(6)	(0.02)	(0.02)	(0.19)	—	(0.19)	$11.75	(0.16)%	1.91%(4)	(0.09)%(4)	32%	$551
2022	$16.23	0.09	(3.16)	(3.07)	—	(1.20)	(1.20)	$11.96	(20.37)%	1.91%	0.71%	64%	$523
2021	$14.09	(0.04)	2.79	2.75	—	(0.61)	(0.61)	$16.23	20.16%	1.89%	(0.25)%	52%	$521
2020	$12.42	(0.01)	1.68	1.67	—	—	—	$14.09	13.54%	2.04%	(0.13)%	60%	$268
2019	$11.64	(0.01)	1.20	1.19	—	(0.41)	(0.41)	$12.42	10.68%	2.11%	(0.07)%	67%	$336
2018	$13.62	(0.03)	(1.86)	(1.89)	(0.07)	(0.02)	(0.09)	$11.64	(13.98)%	2.10%	(0.19)%	75%	$375

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2023(3)	$12.33	0.05	(0.02)	0.03	(0.29)	—	(0.29)	$12.07	0.29%	1.06%(4)	0.76%(4)	32%	$2,097
2022	$16.64	0.20	(3.24)	(3.04)	(0.07)	(1.20)	(1.27)	$12.33	(19.66)%	1.06%	1.56%	64%	$1,120
2021	$14.31	0.10	2.84	2.94	—	(0.61)	(0.61)	$16.64	21.15%	1.04%	0.60%	52%	$18
2020	$12.59	0.10	1.71	1.81	(0.09)	—	(0.09)	$14.31	14.47%	1.19%	0.72%	60%	$15
2019	$11.70	0.09	1.21	1.30	—	(0.41)	(0.41)	$12.59	11.68%	1.26%	0.78%	67%	$144
2018	$13.69	0.08	(1.86)	(1.78)	(0.19)	(0.02)	(0.21)	$11.70	(13.25)%	1.25%	0.66%	75%	$240

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2023 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.
(6)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92636 2307

Semiannual Report

May 31, 2023

Focused Global Growth Fund
Investor Class (TWGGX)
I Class (AGGIX)
Y Class (AGYGX)
A Class (AGGRX)
C Class (AGLCX)
R Class (AGORX)
R5 Class (AGFGX)
R6 Class (AGGDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Global Stock Returns

After ending 2022 on a disappointing note, global stocks generally rebounded in the first five months of 2023. This bounce back, which occurred despite relentless volatility and ongoing central bank rate hikes, led to six-month gains for most global stock indices.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated through the end of the reporting period. This dynamic, combined with mounting recession worries, prompted investors to recalibrate their monetary policy outlooks. However, with inflation still higher than central bank targets, policymakers continued to raise rates, and markets remained volatile.

Beginning in March, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore market order.
Still, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. Those worries strengthened investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year. In the eurozone, recession worries turned to recession reality, as revised data confirmed the region’s economy contracted in the fourth quarter of 2022 and the first quarter of 2023.

Despite slowing growth and ongoing volatility, most U.S. and global stock indices advanced for the period. Non-U.S. developed markets stocks modestly outperformed U.S. stocks. Meanwhile, global growth concerns and China’s uneven post-COVID-19 reopening weighed on emerging markets stocks, which modestly declined for the period.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and recession risk. In addition, increasingly tense geopolitical considerations complicate the market backdrop.
We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	98.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
United States	62.9%
France	7.5%
United Kingdom	5.3%
Hong Kong	4.7%
Ireland	3.0%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expenses Paid During Period(1) 12/1/22 - 5/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,028.50	$5.46	1.08%
I Class	$1,000	$1,029.60	$4.45	0.88%
Y Class	$1,000	$1,030.80	$3.70	0.73%
A Class	$1,000	$1,027.30	$6.72	1.33%
C Class	$1,000	$1,024.00	$10.50	2.08%
R Class	$1,000	$1,025.60	$7.98	1.58%
R5 Class	$1,000	$1,029.70	$4.45	0.88%
R6 Class	$1,000	$1,030.90	$3.70	0.73%
Hypothetical
Investor Class	$1,000	$1,019.55	$5.44	1.08%
I Class	$1,000	$1,020.54	$4.43	0.88%
Y Class	$1,000	$1,021.29	$3.68	0.73%
A Class	$1,000	$1,018.30	$6.69	1.33%
C Class	$1,000	$1,014.56	$10.45	2.08%
R Class	$1,000	$1,017.05	$7.95	1.58%
R5 Class	$1,000	$1,020.54	$4.43	0.88%
R6 Class	$1,000	$1,021.29	$3.68	0.73%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

MAY 31, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
Brazil — 2.8%
B3 SA - Brasil Bolsa Balcao	6,230,700	$16,407,891
Canada — 2.5%
Canadian Natural Resources Ltd.	189,920	14,471,904
Denmark — 2.5%
Novo Nordisk A/S, B Shares	91,190	14,675,288
France — 7.5%
AXA SA	515,930	14,626,965
Pernod Ricard SA	64,510	13,974,079
Schneider Electric SE	88,170	15,253,299
		43,854,343
Hong Kong — 4.7%
AIA Group Ltd.	1,439,200	13,835,313
Hong Kong Exchanges & Clearing Ltd.	364,483	13,348,113
		27,183,426
India — 2.6%
HDFC Bank Ltd.	767,830	14,909,840
Ireland — 3.0%
ICON PLC(1)	81,220	17,302,297
Italy — 2.3%
Stellantis NV	887,914	13,535,256
Spain — 2.6%
Cellnex Telecom SA	369,090	14,957,539
United Kingdom — 5.3%
AstraZeneca PLC	102,580	14,940,832
London Stock Exchange Group PLC	146,170	15,582,388
		30,523,220
United States — 62.9%
Air Products & Chemicals, Inc.	52,130	14,030,268
American Water Works Co., Inc.	104,500	15,095,025
Aptiv PLC(1)	164,230	14,465,378
Avantor, Inc.(1)	767,690	15,307,739
Cheniere Energy, Inc.	96,620	13,504,577
CoStar Group, Inc.(1)	214,760	17,051,944
Equinix, Inc.	20,806	15,511,913
FMC Corp.	137,700	14,331,816
GXO Logistics, Inc.(1)	298,997	16,719,912
Howmet Aerospace, Inc.	331,870	14,187,443
Humana, Inc.	28,800	14,453,856
MarketAxess Holdings, Inc.	51,540	14,040,011
Marvell Technology, Inc.	352,840	20,637,612
Mastercard, Inc., Class A	39,990	14,597,150
Microsoft Corp.	124,600	40,917,394
NXP Semiconductors NV	86,580	15,506,478
Pioneer Natural Resources Co.	72,628	14,484,928
Prologis, Inc.	120,950	15,064,323
S&P Global, Inc.	44,600	16,387,378
6

	Shares	Value
SBA Communications Corp.	65,990	$14,635,262
TransDigm Group, Inc.	19,930	15,418,845
Workday, Inc., Class A(1)	85,690	18,165,423
		364,514,675
TOTAL COMMON STOCKS (Cost $510,464,775)		572,335,679
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,679	13,679
Repurchase Agreements — 1.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 11/30/28 - 11/15/43, valued at $1,025,456), in a joint trading account at 5.01%, dated 5/31/23, due 6/1/23 (Delivery value $1,003,258)		1,003,118
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.50%, 4/30/30, valued at$6,653,505), at 5.05%, dated 5/31/23, due 6/1/23 (Delivery value $6,523,915)		6,523,000
		7,526,118
TOTAL SHORT-TERM INVESTMENTS (Cost $7,539,797)		7,539,797
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $518,004,572)		579,875,476
OTHER ASSETS AND LIABILITIES†		(30,110)
TOTAL NET ASSETS — 100.0%		$579,845,366

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	23.0%
Information Technology	16.5%
Industrials	16.1%
Health Care	13.2%
Real Estate	7.8%
Materials	4.9%
Energy	4.8%
Consumer Discretionary	4.8%
Utilities	2.6%
Communication Services	2.6%
Consumer Staples	2.4%
Short-Term Investments	1.3%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

MAY 31, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $518,004,572)	$579,875,476
Receivable for capital shares sold	49,386
Dividends and interest receivable	1,320,490
Other assets	1,060
581,246,412

Liabilities
Foreign currency overdraft payable, at value (cost of $45,981)	45,910
Payable for capital shares redeemed	400,733
Accrued management fees	488,886
Distribution and service fees payable	10,119
Accrued foreign taxes	421,704
Accrued other expenses	33,694
1,401,046

Net Assets	$579,845,366

Net Assets Consist of:
Capital (par value and paid-in surplus)	$521,866,605
Distributable earnings (loss)	57,978,761
$579,845,366

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$383,277,249	37,791,290	$10.14
I Class, $0.01 Par Value	$77,208,110	7,336,161	$10.52
Y Class, $0.01 Par Value	$378,583	35,551	$10.65
A Class, $0.01 Par Value	$26,907,072	2,825,462	$9.52
C Class, $0.01 Par Value	$2,409,141	357,633	$6.74
R Class, $0.01 Par Value	$6,014,469	660,812	$9.10
R5 Class, $0.01 Par Value	$9,126	867	$10.53
R6 Class, $0.01 Par Value	$83,641,616	7,869,378	$10.63
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $10.10 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $504,923)	$5,622,789
Interest	119,391
5,742,180

Expenses:
Management fees	2,842,093
Distribution and service fees:
A Class	31,597
C Class	13,206
R Class	15,063
Directors' fees and expenses	9,290
Other expenses	40,900
2,952,149

Net investment income (loss)	2,790,031

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $121,104)	1,270,829
Foreign currency translation transactions	(56,481)
1,214,348

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $117,230)	11,888,378
Translation of assets and liabilities in foreign currencies	18,402
11,906,780

Net realized and unrealized gain (loss)	13,121,128

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,911,159

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2022
Increase (Decrease) in Net Assets	May 31, 2023	November 30, 2022
Operations
Net investment income (loss)	$2,790,031	$3,734,648
Net realized gain (loss)	1,214,348	53,883,424
Change in net unrealized appreciation (depreciation)	11,906,780	(173,476,915)
Net increase (decrease) in net assets resulting from operations	15,911,159	(115,858,843)

Distributions to Shareholders
From earnings:
Investor Class	(41,136,845)	(59,295,371)
I Class	(8,447,283)	(12,265,976)
Y Class	(34,387)	(36,897)
A Class	(2,818,294)	(4,217,225)
C Class	(404,907)	(855,686)
R Class	(677,257)	(1,075,356)
R5 Class	(932)	(1,247)
R6 Class	(8,363,717)	(11,450,826)
Decrease in net assets from distributions	(61,883,622)	(89,198,584)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	40,241,128	44,991,325

Net increase (decrease) in net assets	(5,731,335)	(160,066,102)

Net Assets
Beginning of period	585,576,701	745,642,803
End of period	$579,845,366	$585,576,701

See Notes to Financial Statements.
10

Notes to Financial Statements

MAY 31, 2023 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Global Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2023 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.300%	1.07%
I Class	0.850% to 1.100%	0.87%
Y Class	0.700% to 0.950%	0.72%
A Class	1.050% to 1.300%	1.07%
C Class	1.050% to 1.300%	1.07%
R Class	1.050% to 1.300%	1.07%
R5 Class	0.850% to 1.100%	0.87%
R6 Class	0.700% to 0.950%	0.72%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $1,257,728 and there were no interfund sales.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2023 were $197,346,851 and $216,942,835, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2023		Year ended November 30, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	450,000,000		450,000,000
Sold	825,176	$8,313,546	1,932,663	$22,830,018
Issued in reinvestment of distributions	4,185,379	39,468,121	4,250,591	57,000,417
Redeemed	(2,227,595)	(22,570,997)	(4,218,375)	(49,360,350)
	2,782,960	25,210,670	1,964,879	30,470,085
I Class/Shares Authorized	100,000,000		45,000,000
Sold	615,476	6,419,482	1,832,844	22,512,912
Issued in reinvestment of distributions	863,486	8,444,893	885,350	12,262,099
Redeemed	(1,278,906)	(13,443,936)	(2,270,173)	(27,276,465)
	200,056	1,420,439	448,021	7,498,546
Y Class/Shares Authorized	20,000,000		20,000,000
Sold	3,975	41,325	9,940	135,647
Issued in reinvestment of distributions	3,477	34,387	2,640	36,897
Redeemed	(332)	(3,751)	(4,067)	(49,932)
	7,120	71,961	8,513	122,612
A Class/Shares Authorized	40,000,000		40,000,000
Sold	340,447	3,268,260	339,523	3,783,093
Issued in reinvestment of distributions	312,247	2,769,627	326,486	4,143,104
Redeemed	(313,706)	(3,004,040)	(566,995)	(6,486,681)
	338,988	3,033,847	99,014	1,439,516
C Class/Shares Authorized	25,000,000		25,000,000
Sold	8,850	61,167	32,854	261,919
Issued in reinvestment of distributions	63,840	401,551	89,588	847,510
Redeemed	(78,807)	(530,418)	(248,279)	(2,050,541)
	(6,117)	(67,700)	(125,837)	(941,112)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	46,053	422,188	93,331	1,019,297
Issued in reinvestment of distributions	79,865	677,257	88,071	1,075,356
Redeemed	(64,989)	(597,642)	(191,599)	(2,163,704)
	60,929	501,803	(10,197)	(69,051)
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	95	932	90	1,247
R6 Class/Shares Authorized	75,000,000		60,000,000
Sold	1,140,597	12,072,728	1,996,810	23,558,711
Issued in reinvestment of distributions	763,180	7,532,585	736,785	10,285,523
Redeemed	(912,989)	(9,536,137)	(2,160,503)	(27,374,752)
	990,788	10,069,176	573,092	6,469,482
Net increase (decrease)	4,374,819	$40,241,128	2,957,575	$44,991,325

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	—	$16,407,891	—
Denmark	—	14,675,288	—
France	—	43,854,343	—
Hong Kong	—	27,183,426	—
India	—	14,909,840	—
Italy	—	13,535,256	—
Spain	—	14,957,539	—
United Kingdom	—	30,523,220	—
Other Countries	$396,288,876	—	—
Short-Term Investments	13,679	7,526,118	—
	$396,302,555	$183,572,921	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$520,085,569
Gross tax appreciation of investments	$79,694,291
Gross tax depreciation of investments	(19,904,384)
Net tax appreciation (depreciation) of investments	$59,789,907

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2022, the fund had post-October capital loss deferrals of $(5,653,358), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
16

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$11.10	0.05	0.18	0.23	(0.06)	(1.13)	(1.19)	$10.14	2.85%	1.08%(4)	0.91%(4)	34%	$383,277
2022	$15.00	0.06	(2.16)	(2.10)	(0.03)	(1.77)	(1.80)	$11.10	(16.07)%	1.10%	0.54%	45%	$388,619
2021	$14.56	0.04	1.84	1.88	—	(1.44)	(1.44)	$15.00	14.18%	1.07%	0.26%	40%	$495,712
2020	$13.54	(0.02)	3.16	3.14	—(5)	(2.12)	(2.12)	$14.56	27.02%	1.07%	(0.14)%	73%	$462,781
2019	$12.32	0.01	2.33	2.34	(0.01)	(1.11)	(1.12)	$13.54	21.82%	1.07%	0.07%	68%	$450,413
2018	$13.67	0.04	0.11	0.15	(0.03)	(1.47)	(1.50)	$12.32	1.27%	1.07%	0.29%	42%	$408,562
I Class
2023(3)	$11.48	0.06	0.19	0.25	(0.08)	(1.13)	(1.21)	$10.52	2.96%	0.88%(4)	1.11%(4)	34%	$77,208
2022	$15.46	0.09	(2.24)	(2.15)	(0.06)	(1.77)	(1.83)	$11.48	(15.93)%	0.90%	0.74%	45%	$81,949
2021	$14.93	0.07	1.90	1.97	—	(1.44)	(1.44)	$15.46	14.45%	0.87%	0.46%	40%	$103,394
2020	$13.84	—(5)	3.24	3.24	(0.03)	(2.12)	(2.15)	$14.93	27.21%	0.87%	0.06%	73%	$94,888
2019	$12.57	0.03	2.39	2.42	(0.04)	(1.11)	(1.15)	$13.84	22.04%	0.87%	0.27%	68%	$28,238
2018	$13.91	0.06	0.12	0.18	(0.05)	(1.47)	(1.52)	$12.57	1.52%	0.87%	0.49%	42%	$16,210

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$11.61	0.07	0.20	0.27	(0.10)	(1.13)	(1.23)	$10.65	3.08%	0.73%(4)	1.26%(4)	34%	$379
2022	$15.62	0.11	(2.27)	(2.16)	(0.08)	(1.77)	(1.85)	$11.61	(15.82)%	0.75%	0.89%	45%	$330
2021	$15.05	0.08	1.93	2.01	—	(1.44)	(1.44)	$15.62	14.62%	0.72%	0.61%	40%	$311
2020	$13.93	0.03	3.26	3.29	(0.05)	(2.12)	(2.17)	$15.05	27.48%	0.72%	0.21%	73%	$167
2019	$12.65	0.01	2.43	2.44	(0.05)	(1.11)	(1.16)	$13.93	22.18%	0.72%	0.42%	68%	$299
2018	$13.98	0.08	0.12	0.20	(0.06)	(1.47)	(1.53)	$12.65	1.62%	0.72%	0.64%	42%	$7
A Class
2023(3)	$10.48	0.03	0.17	0.20	(0.03)	(1.13)	(1.16)	$9.52	2.73%	1.33%(4)	0.66%(4)	34%	$26,907
2022	$14.27	0.03	(2.05)	(2.02)	—	(1.77)	(1.77)	$10.48	(16.32)%	1.35%	0.29%	45%	$26,064
2021	$13.94	—(5)	1.77	1.77	—	(1.44)	(1.44)	$14.27	13.99%	1.32%	0.01%	40%	$34,059
2020	$13.08	(0.05)	3.03	2.98	—	(2.12)	(2.12)	$13.94	26.66%	1.32%	(0.39)%	73%	$30,537
2019	$11.96	(0.02)	2.25	2.23	—	(1.11)	(1.11)	$13.08	21.48%	1.32%	(0.18)%	68%	$26,932
2018	$13.31	—(5)	0.12	0.12	—	(1.47)	(1.47)	$11.96	1.08%	1.32%	0.04%	42%	$26,256
C Class
2023(3)	$7.76	—(5)	0.11	0.11	—	(1.13)	(1.13)	$6.74	2.40%	2.08%(4)	(0.09)%(4)	34%	$2,409
2022	$11.08	(0.04)	(1.51)	(1.55)	—	(1.77)	(1.77)	$7.76	(16.87)%	2.10%	(0.46)%	45%	$2,822
2021	$11.23	(0.08)	1.37	1.29	—	(1.44)	(1.44)	$11.08	12.99%	2.07%	(0.74)%	40%	$5,426
2020	$11.00	(0.11)	2.46	2.35	—	(2.12)	(2.12)	$11.23	25.84%	2.07%	(1.14)%	73%	$5,302
2019	$10.32	(0.09)	1.88	1.79	—	(1.11)	(1.11)	$11.00	20.53%	2.07%	(0.93)%	68%	$4,960
2018	$11.77	(0.08)	0.10	0.02	—	(1.47)	(1.47)	$10.32	0.27%	2.07%	(0.71)%	42%	$4,662

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$10.06	0.02	0.16	0.18	(0.01)	(1.13)	(1.14)	$9.10	2.56%	1.58%(4)	0.41%(4)	34%	$6,014
2022	$13.79	—(5)	(1.96)	(1.96)	—	(1.77)	(1.77)	$10.06	(16.48)%	1.60%	0.04%	45%	$6,033
2021	$13.55	(0.03)	1.71	1.68	—	(1.44)	(1.44)	$13.79	13.71%	1.57%	(0.24)%	40%	$8,411
2020	$12.80	(0.07)	2.94	2.87	—	(2.12)	(2.12)	$13.55	26.34%	1.57%	(0.64)%	73%	$8,931
2019	$11.75	(0.05)	2.21	2.16	—	(1.11)	(1.11)	$12.80	21.24%	1.57%	(0.43)%	68%	$7,448
2018	$13.14	(0.03)	0.11	0.08	—	(1.47)	(1.47)	$11.75	0.75%	1.57%	(0.21)%	42%	$6,995
R5 Class
2023(3)	$11.49	0.06	0.19	0.25	(0.08)	(1.13)	(1.21)	$10.53	2.97%	0.88%(4)	1.11%(4)	34%	$9
2022	$15.46	0.09	(2.23)	(2.14)	(0.06)	(1.77)	(1.83)	$11.49	(15.86)%	0.90%	0.74%	45%	$9
2021	$14.93	0.07	1.90	1.97	—	(1.44)	(1.44)	$15.46	14.45%	0.87%	0.46%	40%	$11
2020	$13.84	0.01	3.23	3.24	(0.03)	(2.12)	(2.15)	$14.93	27.21%	0.87%	0.06%	73%	$9
2019	$12.57	0.03	2.39	2.42	(0.04)	(1.11)	(1.15)	$13.84	22.04%	0.87%	0.27%	68%	$7
2018	$13.90	0.06	0.12	0.18	(0.04)	(1.47)	(1.51)	$12.57	1.52%	0.87%	0.49%	42%	$6
R6 Class
2023(3)	$11.59	0.07	0.20	0.27	(0.10)	(1.13)	(1.23)	$10.63	3.09%	0.73%(4)	1.26%(4)	34%	$83,642
2022	$15.59	0.11	(2.26)	(2.15)	(0.08)	(1.77)	(1.85)	$11.59	(15.79)%	0.75%	0.89%	45%	$79,749
2021	$15.03	0.09	1.91	2.00	—	(1.44)	(1.44)	$15.59	14.57%	0.72%	0.61%	40%	$98,318
2020	$13.92	0.03	3.25	3.28	(0.05)	(2.12)	(2.17)	$15.03	27.44%	0.72%	0.21%	73%	$90,433
2019	$12.63	0.05	2.40	2.45	(0.05)	(1.11)	(1.16)	$13.92	22.30%	0.72%	0.42%	68%	$65,850
2018	$13.98	0.09	0.10	0.19	(0.07)	(1.47)	(1.54)	$12.63	1.58%	0.72%	0.64%	42%	$48,147

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92631 2307

Semiannual Report

May 31, 2023

Focused International Growth Fund
Investor Class (AFCNX)
I Class (AFCSX)
A Class (AFCLX)
C Class (AFCHX)
R Class (AFCWX)
R6 Class (AFCMX)
G Class (AFCGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Global Stock Returns

After ending 2022 on a disappointing note, global stocks generally rebounded in the first five months of 2023. This bounce back, which occurred despite relentless volatility and ongoing central bank rate hikes, led to six-month gains for most global stock indices.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated through the end of the reporting period. This dynamic, combined with mounting recession worries, prompted investors to recalibrate their monetary policy outlooks. However, with inflation still higher than central bank targets, policymakers continued to raise rates, and markets remained volatile.

Beginning in March, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore market order.
Still, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. Those worries strengthened investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year. In the eurozone, recession worries turned to recession reality, as revised data confirmed the region’s economy contracted in the fourth quarter of 2022 and the first quarter of 2023.

Despite slowing growth and ongoing volatility, most U.S. and global stock indices advanced for the period. Non-U.S. developed markets stocks modestly outperformed U.S. stocks. Meanwhile, global growth concerns and China’s uneven post-COVID-19 reopening weighed on emerging markets stocks, which modestly declined for the period.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and recession risk. In addition, increasingly tense geopolitical considerations complicate the market backdrop.
We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Short-Term Investments	3.2%
Other Assets and Liabilities	(2.5)%

Top Five Countries	% of net assets
United Kingdom	20.0%
France	13.1%
Japan	10.9%
China	5.4%
Canada	5.2%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expenses Paid During Period(1) 12/1/22 - 5/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,037.10	$5.54	1.09%
I Class	$1,000	$1,038.80	$4.52	0.89%
A Class	$1,000	$1,035.60	$6.80	1.34%
C Class	$1,000	$1,032.20	$10.59	2.09%
R Class	$1,000	$1,034.60	$8.07	1.59%
R6 Class	$1,000	$1,038.80	$3.76	0.74%
G Class	$1,000	$1,043.30	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,019.50	$5.49	1.09%
I Class	$1,000	$1,020.49	$4.48	0.89%
A Class	$1,000	$1,018.25	$6.74	1.34%
C Class	$1,000	$1,014.51	$10.50	2.09%
R Class	$1,000	$1,017.00	$8.00	1.59%
R6 Class	$1,000	$1,021.24	$3.73	0.74%
G Class	$1,000	$1,024.93	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
5

Schedule of Investments

MAY 31, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Australia — 2.8%
CSL Ltd.	11,510	$2,292,289
Canada — 5.2%
Canadian Pacific Kansas City Ltd.	33,980	2,589,238
GFL Environmental, Inc.	47,197	1,705,700
		4,294,938
China — 5.4%
H World Group Ltd., ADR(1)	31,420	1,150,600
Li Ning Co. Ltd.	255,000	1,370,120
Tencent Holdings Ltd.	50,500	1,998,503
		4,519,223
Denmark — 4.3%
Novo Nordisk A/S, B Shares	22,307	3,589,886
France — 13.1%
Air Liquide SA(2)	11,131	1,865,030
Airbus SE	12,220	1,604,795
EssilorLuxottica SA(2)	10,230	1,852,685
LVMH Moet Hennessy Louis Vuitton SE	2,950	2,579,267
Schneider Electric SE	17,300	2,992,878
		10,894,655
Germany — 4.6%
Infineon Technologies AG	54,445	2,026,933
Mercedes-Benz Group AG	16,450	1,229,696
SAP SE	4,560	597,933
		3,854,562
Hong Kong — 2.4%
AIA Group Ltd.	207,200	1,991,854
India — 2.1%
HDFC Bank Ltd., ADR	26,840	1,728,496
Indonesia — 2.7%
Bank Central Asia Tbk PT	3,782,900	2,282,705
Ireland — 3.8%
ICON PLC(1)	8,300	1,768,149
Kerry Group PLC, A Shares	14,430	1,407,432
		3,175,581
Italy — 2.5%
Ferrari NV	7,220	2,066,672
Japan — 10.9%
BayCurrent Consulting, Inc.	41,900	1,531,497
Fast Retailing Co. Ltd.	8,700	2,033,874
Keyence Corp.	5,700	2,763,234
MonotaRO Co. Ltd.	82,500	1,143,979
Terumo Corp.	51,800	1,575,856
		9,048,440
Netherlands — 4.2%
Adyen NV(1)	1,029	1,685,339
DSM-Firmenich AG(1)	16,600	1,846,059
		3,531,398
6

	Shares	Value
Spain — 3.8%
Cellnex Telecom SA	34,730	$1,407,449
Iberdrola SA	145,854	1,781,143
		3,188,592
Sweden — 1.5%
Hexagon AB, B Shares	106,640	1,238,869
Switzerland — 4.8%
Lonza Group AG	4,310	2,703,254
Sika AG	4,650	1,272,338
		3,975,592
Taiwan — 3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	167,000	3,022,338
Thailand — 1.6%
CP ALL PCL	702,700	1,286,671
United Kingdom — 20.0%
AstraZeneca PLC	21,740	3,166,443
BP PLC	236,170	1,326,808
Compass Group PLC	57,080	1,564,231
HSBC Holdings PLC(2)	296,000	2,175,706
London Stock Exchange Group PLC	23,746	2,531,432
Melrose Industries PLC	218,790	1,287,422
Reckitt Benckiser Group PLC	23,530	1,829,728
Rentokil Initial PLC	202,660	1,612,073
Segro PLC	115,110	1,144,188
		16,638,031
TOTAL COMMON STOCKS (Cost $78,775,468)		82,620,792
SHORT-TERM INVESTMENTS — 3.2%
Money Market Funds — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,476	1,476
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,952,036	1,952,036
		1,953,512
Repurchase Agreements — 0.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 11/30/28 - 11/15/43, valued at $91,691), in a joint trading account at 5.01%, dated 5/31/23, due 6/1/23 (Delivery value $89,706)		89,694
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 2/15/32, valued at $594,696), at 5.05%, dated 5/31/23, due 6/1/23 (Delivery value $583,082)		583,000
		672,694
TOTAL SHORT-TERM INVESTMENTS (Cost $2,626,207)		2,626,206
TOTAL INVESTMENT SECURITIES — 102.5% (Cost $81,401,675)		85,246,998
OTHER ASSETS AND LIABILITIES — (2.5)%		(2,039,255)
TOTAL NET ASSETS — 100.0%		$83,207,743

7

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Health Care	20.4%
Industrials	17.4%
Financials	14.8%
Consumer Discretionary	14.5%
Information Technology	11.5%
Materials	6.0%
Consumer Staples	5.5%
Communication Services	4.1%
Utilities	2.1%
Energy	1.6%
Real Estate	1.4%
Short-Term Investments	3.2%
Other Assets and Liabilities	(2.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,929,150. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,138,261, which includes securities collateral of $2,186,225.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

MAY 31, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $79,449,639) — including $3,929,150 of securities on loan	$83,294,962
Investment made with cash collateral received for securities on loan, at value (cost of $1,952,036)	1,952,036
Total investment securities, at value (cost of $81,401,675)	85,246,998
Foreign currency holdings, at value (cost of $12)	12
Receivable for capital shares sold	45,496
Dividends and interest receivable	290,147
Securities lending receivable	1,914
85,584,567

Liabilities
Payable for collateral received for securities on loan	1,952,036
Payable for capital shares redeemed	380,022
Accrued management fees	44,186
Distribution and service fees payable	580
2,376,824

Net Assets	$83,207,743

Net Assets Consist of:
Capital (par value and paid-in surplus)	$88,639,756
Distributable earnings (loss)	(5,432,013)
$83,207,743

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$15,324,883	982,255	$15.60
I Class, $0.01 Par Value	$29,084,764	1,848,339	$15.74
A Class, $0.01 Par Value	$116,886	7,578	$15.42
C Class, $0.01 Par Value	$35,278	2,393	$14.74
R Class, $0.01 Par Value	$1,179,787	77,392	$15.24
R6 Class, $0.01 Par Value	$8,153,551	515,332	$15.82
G Class, $0.01 Par Value	$29,312,594	1,815,150	$16.15
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $16.36 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $80,017)	$837,480
Interest	36,178
Securities lending, net	4,921
878,579

Expenses:
Management fees	358,914
Distribution and service fees:
A Class	146
C Class	223
R Class	2,981
Directors' fees and expenses	1,335
Other expenses	135
363,734
Fees waived - G Class	(106,744)
256,990

Net investment income (loss)	621,589

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,694,999)
Foreign currency translation transactions	(13,008)
(1,708,007)

Change in net unrealized appreciation (depreciation) on:
Investments	4,159,090
Translation of assets and liabilities in foreign currencies	(835)
4,158,255

Net realized and unrealized gain (loss)	2,450,248

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,071,837

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2022
Increase (Decrease) in Net Assets	May 31, 2023	November 30, 2022
Operations
Net investment income (loss)	$621,589	$661,481
Net realized gain (loss)	(1,708,007)	(8,089,593)
Change in net unrealized appreciation (depreciation)	4,158,255	(8,211,460)
Net increase (decrease) in net assets resulting from operations	3,071,837	(15,639,572)

Distributions to Shareholders
From earnings:
Investor Class	(53,821)	(557,832)
I Class	(171,794)	(488,383)
A Class	(156)	(2,055)
C Class	—	(1,520)
R Class	—	(29,816)
R6 Class	(40,405)	(17,151)
G Class	(383,934)	(511,608)
Decrease in net assets from distributions	(650,110)	(1,608,365)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,977,644)	39,987,628

Net increase (decrease) in net assets	444,083	22,739,691

Net Assets
Beginning of period	82,763,660	60,023,969
End of period	$83,207,743	$82,763,660

See Notes to Financial Statements.
11

Notes to Financial Statements

MAY 31, 2023 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,952,036	—	—	—	$1,952,036
Gross amount of recognized liabilities for securities lending transactions					$1,952,036
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 8% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class	G Class
1.09%	0.89%	1.09%	1.09%	1.09%	0.74%	0.00%(1)
(1)Annual management fee before waiver was 0.74%.

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Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $112,198 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2023 were $27,476,469 and $27,433,465, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2023		Year ended November 30, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	151,212	$2,373,569	497,299	$8,113,623
Issued in reinvestment of distributions	3,584	52,535	28,000	542,364
Redeemed	(167,517)	(2,593,050)	(640,573)	(10,180,740)
	(12,721)	(166,946)	(115,274)	(1,524,753)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	223,875	3,376,444	1,955,399	30,447,471
Issued in reinvestment of distributions	11,631	171,794	25,020	488,383
Redeemed	(599,531)	(9,113,513)	(714,654)	(10,372,273)
	(364,025)	(5,565,275)	1,265,765	20,563,581
A Class/Shares Authorized	20,000,000		20,000,000
Sold	2,145	32,823	3,033	51,768
Issued in reinvestment of distributions	11	156	107	2,055
Redeemed	(1,133)	(17,846)	(1,570)	(30,039)
	1,023	15,133	1,570	23,784
C Class/Shares Authorized	20,000,000		20,000,000
Sold	140	2,048	415	6,221
Issued in reinvestment of distributions	—	—	82	1,520
Redeemed	(1,131)	(16,767)	(151)	(2,345)
	(991)	(14,719)	346	5,396
R Class/Shares Authorized	20,000,000		20,000,000
Sold	14,981	228,477	34,143	527,632
Issued in reinvestment of distributions	—	—	1,566	29,742
Redeemed	(12,487)	(192,173)	(19,203)	(299,833)
	2,494	36,304	16,506	257,541
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	196,929	3,164,541	380,511	5,632,494
Issued in reinvestment of distributions	2,723	40,405	875	17,151
Redeemed	(70,664)	(1,120,585)	(28,226)	(422,548)
	128,988	2,084,361	353,160	5,227,097
G Class/Shares Authorized	30,000,000		30,000,000
Sold	268,929	4,262,105	1,045,499	17,456,648
Issued in reinvestment of distributions	25,426	383,934	25,645	511,608
Redeemed	(186,987)	(3,012,541)	(167,811)	(2,533,274)
	107,368	1,633,498	903,333	15,434,982
Net increase (decrease)	(137,864)	$(1,977,644)	2,425,406	$39,987,628
6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds,
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credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$1,705,700	$2,589,238	—
China	1,150,600	3,368,623	—
India	1,728,496	—	—
Ireland	1,768,149	1,407,432	—
Other Countries	—	68,902,554	—
Short-Term Investments	1,953,512	672,694	—
	$8,306,457	$76,940,541	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$82,259,584
Gross tax appreciation of investments	$8,348,594
Gross tax depreciation of investments	(5,361,180)
Net tax appreciation (depreciation) of investments	$2,987,414

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2022, the fund had accumulated long-term capital losses of $(7,149,662), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$15.10	0.08	0.48	0.56	(0.06)	—	(0.06)	$15.60	3.71%	1.09%(4)	1.09%(4)	1.02%(4)	1.02%(4)	34%	$15,325
2022	$20.04	0.12	(4.56)	(4.44)	—	(0.50)	(0.50)	$15.10	(22.71)%	1.10%	1.10%	0.59%	0.59%	51%	$15,028
2021	$18.20	(0.03)	1.87	1.84	—	—	—	$20.04	10.11%	1.10%	1.10%	(0.12)%	(0.12)%	71%	$22,250
2020	$14.34	(0.01)	4.33	4.32	—	(0.46)	(0.46)	$18.20	31.15%	1.18%	1.18%	(0.09)%	(0.09)%	92%	$9,749
2019	$11.92	0.02	2.46	2.48	(0.06)	—	(0.06)	$14.34	20.96%	1.24%	1.24%	0.13%	0.13%	96%	$6,677
2018	$12.81	0.08	(0.97)	(0.89)	—	—	—	$11.92	(6.95)%	1.23%	1.23%	0.59%	0.59%	82%	$6,180
I Class
2023(3)	$15.25	0.09	0.49	0.58	(0.09)	—	(0.09)	$15.74	3.88%	0.89%(4)	0.89%(4)	1.22%(4)	1.22%(4)	34%	$29,085
2022	$20.19	0.11	(4.55)	(4.44)	—	(0.50)	(0.50)	$15.25	(22.59)%	0.90%	0.90%	0.79%	0.79%	51%	$33,731
2021	$18.30	0.01	1.88	1.89	—	—	—	$20.19	10.33%	0.90%	0.90%	0.08%	0.08%	71%	$19,111
2020	$14.39	0.01	4.36	4.37	—	(0.46)	(0.46)	$18.30	31.39%	0.98%	0.98%	0.11%	0.11%	92%	$5,585
2019	$11.96	0.02	2.49	2.51	(0.08)	—	(0.08)	$14.39	21.21%	1.04%	1.04%	0.33%	0.33%	96%	$2,605
2018	$12.83	0.09	(0.96)	(0.87)	—	—	—	$11.96	(6.78)%	1.03%	1.03%	0.79%	0.79%	82%	$776

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$14.91	0.06	0.47	0.53	(0.02)	—	(0.02)	$15.42	3.56%	1.34%(4)	1.34%(4)	0.77%(4)	0.77%(4)	34%	$117
2022	$19.85	0.07	(4.51)	(4.44)	—	(0.50)	(0.50)	$14.91	(22.94)%	1.35%	1.35%	0.34%	0.34%	51%	$98
2021	$18.07	(0.07)	1.85	1.78	—	—	—	$19.85	9.85%	1.35%	1.35%	(0.37)%	(0.37)%	71%	$99
2020	$14.28	(0.04)	4.29	4.25	—	(0.46)	(0.46)	$18.07	30.78%	1.43%	1.43%	(0.34)%	(0.34)%	92%	$85
2019	$11.87	—(5)	2.44	2.44	(0.03)	—	(0.03)	$14.28	20.66%	1.49%	1.49%	(0.12)%	(0.12)%	96%	$822
2018	$12.79	0.03	(0.95)	(0.92)	—	—	—	$11.87	(7.19)%	1.48%	1.48%	0.34%	0.34%	82%	$1,217
C Class
2023(3)	$14.29	(0.01)	0.46	0.45	—	—	—	$14.74	3.22%	2.09%(4)	2.09%(4)	0.02%(4)	0.02%(4)	34%	$35
2022	$19.17	(0.04)	(4.34)	(4.38)	—	(0.50)	(0.50)	$14.29	(23.54)%	2.10%	2.10%	(0.41)%	(0.41)%	51%	$48
2021	$17.59	(0.22)	1.80	1.58	—	—	—	$19.17	9.04%	2.10%	2.10%	(1.12)%	(1.12)%	71%	$58
2020	$14.01	(0.14)	4.18	4.04	—	(0.46)	(0.46)	$17.59	29.84%	2.18%	2.18%	(1.09)%	(1.09)%	92%	$49
2019	$11.70	(0.09)	2.40	2.31	—	—	—	$14.01	19.85%	2.24%	2.24%	(0.87)%	(0.87)%	96%	$787
2018	$12.70	(0.07)	(0.93)	(1.00)	—	—	—	$11.70	(7.95)%	2.23%	2.23%	(0.41)%	(0.41)%	82%	$1,170

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$14.74	0.04	0.46	0.50	—	—	—	$15.24	3.46%	1.59%(4)	1.59%(4)	0.52%(4)	0.52%(4)	34%	$1,180
2022	$19.67	0.03	(4.46)	(4.43)	—	(0.50)	(0.50)	$14.74	(23.15)%	1.60%	1.60%	0.09%	0.09%	51%	$1,104
2021	$17.95	(0.12)	1.84	1.72	—	—	—	$19.67	9.58%	1.60%	1.60%	(0.62)%	(0.62)%	71%	$1,148
2020	$14.22	(0.08)	4.27	4.19	—	(0.46)	(0.46)	$17.95	30.47%	1.68%	1.68%	(0.59)%	(0.59)%	92%	$683
2019	$11.82	(0.04)	2.44	2.40	—(5)	—	—(5)	$14.22	20.36%	1.74%	1.74%	(0.37)%	(0.37)%	96%	$468
2018	$12.77	—(5)	(0.95)	(0.95)	—	—	—	$11.82	(7.44)%	1.73%	1.73%	0.09%	0.09%	82%	$406
R6 Class
2023(3)	$15.34	0.12	0.47	0.59	(0.11)	—	(0.11)	$15.82	3.88%	0.74%(4)	0.74%(4)	1.37%(4)	1.37%(4)	34%	$8,154
2022	$20.30	0.05	(4.49)	(4.44)	(0.02)	(0.50)	(0.52)	$15.34	(22.44)%	0.75%	0.75%	0.94%	0.94%	51%	$5,927
2021	$18.37	0.02	1.91	1.93	—	—	—	$20.30	10.51%	0.75%	0.75%	0.23%	0.23%	71%	$674
2020	$14.42	0.05	4.36	4.41	—	(0.46)	(0.46)	$18.37	31.61%	0.83%	0.83%	0.26%	0.26%	92%	$190
2019	$11.99	0.08	2.45	2.53	(0.10)	—	(0.10)	$14.42	21.34%	0.89%	0.89%	0.48%	0.48%	96%	$182
2018	$12.84	0.11	(0.96)	(0.85)	—	—	—	$11.99	(6.62)%	0.88%	0.88%	0.94%	0.94%	82%	$242

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2023(3)	$15.71	0.17	0.49	0.66	(0.22)	—	(0.22)	$16.15	4.33%	0.00%(4)(6)	0.74%(4)	2.11%(4)	1.37%(4)	34%	$29,313
2022	$20.74	0.27	(4.67)	(4.40)	(0.13)	(0.50)	(0.63)	$15.71	(21.92)%	0.01%	0.75%	1.68%	0.94%	51%	$26,828
2021	$18.65	0.21	1.89	2.10	(0.01)	—	(0.01)	$20.74	11.28%	0.01%	0.75%	0.97%	0.23%	71%	$16,684
2020	$14.51	0.17	4.43	4.60	—	(0.46)	(0.46)	$18.65	32.75%	0.00%	0.83%	1.09%	0.26%	92%	$4,356
2019(7)	$12.94	0.12	1.45	1.57	—	—	—	$14.51	12.13%	0.01%(4)	0.89%(4)	1.29%(4)	0.41%(4)	96%(8)	$1,163

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)Ratio was less than 0.005%.
(7)April 1, 2019 (commencement of sale) through November 30, 2019.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2019.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92637 2307

Semiannual Report

May 31, 2023

Global Small Cap Fund
Investor Class (AGCVX)
I Class (AGCSX)
A Class (AGCLX)
C Class (AGCHX)
R Class (AGCWX)
R6 Class (AGCTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Global Stock Returns

After ending 2022 on a disappointing note, global stocks generally rebounded in the first five months of 2023. This bounce back, which occurred despite relentless volatility and ongoing central bank rate hikes, led to six-month gains for most global stock indices.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated through the end of the reporting period. This dynamic, combined with mounting recession worries, prompted investors to recalibrate their monetary policy outlooks. However, with inflation still higher than central bank targets, policymakers continued to raise rates, and markets remained volatile.

Beginning in March, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore market order.
Still, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. Those worries strengthened investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year. In the eurozone, recession worries turned to recession reality, as revised data confirmed the region’s economy contracted in the fourth quarter of 2022 and the first quarter of 2023.

Despite slowing growth and ongoing volatility, most U.S. and global stock indices advanced for the period. Non-U.S. developed markets stocks modestly outperformed U.S. stocks. Meanwhile, global growth concerns and China’s uneven post-COVID-19 reopening weighed on emerging markets stocks, which modestly declined for the period.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and recession risk. In addition, increasingly tense geopolitical considerations complicate the market backdrop.
We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	97.7%
Exchange-Traded Funds	1.7%
Short-Term Investments	1.8%
Other Assets and Liabilities	(1.2)%

Top Five Countries*	% of net assets
United States	48.2%
Japan	9.7%
Canada	8.3%
United Kingdom	3.8%
Taiwan	3.4%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expenses Paid During Period(1) 12/1/22 - 5/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$951.50	$5.40	1.11%
I Class	$1,000	$952.20	$4.43	0.91%
A Class	$1,000	$950.20	$6.61	1.36%
C Class	$1,000	$946.90	$10.24	2.11%
R Class	$1,000	$949.20	$7.82	1.61%
R6 Class	$1,000	$952.90	$3.70	0.76%
Hypothetical
Investor Class	$1,000	$1,019.40	$5.59	1.11%
I Class	$1,000	$1,020.39	$4.58	0.91%
A Class	$1,000	$1,018.15	$6.84	1.36%
C Class	$1,000	$1,014.41	$10.60	2.11%
R Class	$1,000	$1,016.90	$8.10	1.61%
R6 Class	$1,000	$1,021.14	$3.83	0.76%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

MAY 31, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.7%
Australia — 1.6%
carsales.com Ltd.	47,918	$723,136
IDP Education Ltd.	12,678	179,742
Pinnacle Investment Management Group Ltd.(1)	72,061	418,332
		1,321,210
Belgium — 1.0%
D'ieteren Group	4,780	826,966
Brazil — 0.7%
TOTVS SA	107,800	614,082
Canada — 8.3%
ATS Corp.(2)	14,154	619,804
Boardwalk Real Estate Investment Trust	20,026	891,618
Brookfield Infrastructure Corp., Class A	14,869	685,461
Capstone Copper Corp.(1)(2)	206,911	816,975
Element Fleet Management Corp.	63,437	962,186
FirstService Corp.	7,263	1,055,075
Kinaxis, Inc.(2)	5,032	673,157
Stantec, Inc.	20,650	1,195,494
		6,899,770
China — 1.3%
Bosideng International Holdings Ltd.	436,000	181,019
Poly Property Services Co. Ltd., Class H	90,800	430,333
Tongcheng Travel Holdings Ltd.(2)	258,800	516,611
		1,127,963
Finland — 1.4%
Metso Oyj	70,169	769,264
Valmet Oyj(1)	12,954	381,940
		1,151,204
France — 1.0%
SPIE SA	27,168	807,856
Germany — 2.7%
AIXTRON SE	21,235	660,338
CTS Eventim AG & Co. KGaA	9,349	630,524
KION Group AG	14,843	520,941
SMA Solar Technology AG(2)	3,840	414,170
		2,225,973
Hong Kong — 1.4%
Samsonite International SA(2)	474,900	1,205,682
India — 1.2%
WNS Holdings Ltd., ADR(2)	12,785	993,394
Ireland — 0.8%
AIB Group PLC	156,641	647,542
Israel — 1.2%
Inmode Ltd.(2)	17,200	543,004
Nova Ltd.(2)	4,474	483,147
		1,026,151
6

	Shares	Value
Italy — 2.2%
BPER Banca	253,197	$651,237
Eurogroup Laminations SpA(2)	53,382	339,509
Interpump Group SpA	16,299	879,705
		1,870,451
Japan — 9.7%
Asics Corp.	44,800	1,196,740
BayCurrent Consulting, Inc.	12,700	464,201
Fukuoka Financial Group, Inc.	11,800	218,707
Goldwin, Inc.	4,800	403,116
Invincible Investment Corp.	2,044	869,242
Isetan Mitsukoshi Holdings Ltd.(1)	48,200	488,398
Japan Airport Terminal Co. Ltd.	13,600	634,271
JMDC, Inc.	17,900	731,307
MatsukiyoCocokara & Co.	13,700	733,353
Money Forward, Inc.(2)	9,600	400,895
Nippon Gas Co. Ltd.(1)	27,000	374,150
Taiyo Yuden Co. Ltd.	16,000	496,798
TechnoPro Holdings, Inc.(1)	12,600	272,999
Toyo Suisan Kaisha Ltd.	17,900	783,361
		8,067,538
Mexico — 1.0%
Corp. Inmobiliaria Vesta SAB de CV	96,751	306,350
Gentera SAB de CV	479,793	516,437
		822,787
Netherlands — 0.8%
Basic-Fit NV(1)(2)	16,612	636,273
Norway — 0.9%
Aker Solutions ASA	239,357	785,013
South Korea — 1.4%
JYP Entertainment Corp.	13,033	1,196,283
Spain — 1.0%
CIE Automotive SA	15,416	441,184
Sacyr SA(1)	133,902	401,953
		843,137
Sweden — 2.2%
Fortnox AB	86,178	557,321
Nordnet AB publ	30,738	431,028
Trelleborg AB, B Shares	33,485	833,977
		1,822,326
Switzerland — 0.5%
Dufry AG(2)	9,142	414,225
Taiwan — 3.4%
Airtac International Group	27,464	885,302
ASPEED Technology, Inc.	5,600	522,799
Lotes Co. Ltd.	18,000	508,267
Poya International Co. Ltd.	25,000	433,161
Wiwynn Corp.	12,000	451,149
		2,800,678
United Kingdom — 3.8%
Golar LNG Ltd.(2)	12,709	261,424
Intermediate Capital Group PLC	49,272	855,208
7

	Shares	Value
QinetiQ Group PLC	135,159	$604,618
Rotork PLC	190,466	761,549
Tritax Big Box REIT PLC	386,375	673,982
		3,156,781
United States — 48.2%
ADMA Biologics, Inc.(2)	93,505	380,565
Alphatec Holdings, Inc.(2)	23,621	358,094
Antero Resources Corp.(2)	21,228	433,263
ATI, Inc.(2)	24,883	860,454
Avid Bioservices, Inc.(2)	26,480	409,116
AZEK Co., Inc.(2)	33,475	778,294
Bancorp, Inc.(2)	4,897	151,121
BJ's Wholesale Club Holdings, Inc.(2)	2,738	171,536
Bloomin' Brands, Inc.	17,609	420,679
Bowlero Corp.(2)	58,027	664,989
BRP Group, Inc., Class A(2)	842	16,891
Ciena Corp.(2)	8,563	400,235
Clean Harbors, Inc.(2)	9,366	1,314,986
Commerce Bancshares, Inc.	4,287	205,562
Commercial Metals Co.	13,976	597,474
Construction Partners, Inc., Class A(2)	16,462	455,504
Crocs, Inc.(2)	9,403	1,055,769
Driven Brands Holdings, Inc.(2)	26,638	661,422
elf Beauty, Inc.(2)	7,603	790,864
Ensign Group, Inc.	4,825	427,543
Evolent Health, Inc., Class A(2)	30,273	882,155
Freshpet, Inc.(2)	6,185	369,616
Graphic Packaging Holding Co.	25,207	602,447
Guidewire Software, Inc.(2)	8,038	666,993
GXO Logistics, Inc.(2)	14,416	806,143
H&E Equipment Services, Inc.	22,989	826,684
Hamilton Lane, Inc., Class A	6,112	415,066
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,226	499,448
Harmony Biosciences Holdings, Inc.(2)	11,973	414,026
Hayward Holdings, Inc.(2)	37,716	409,596
Healthcare Services Group, Inc.	39,127	528,606
HealthEquity, Inc.(2)	10,965	600,882
Huron Consulting Group, Inc.(2)	7,212	586,191
Inter Parfums, Inc.	5,607	704,239
Jabil, Inc.	5,493	491,733
JELD-WEN Holding, Inc.(2)	33,744	441,709
Kinsale Capital Group, Inc.	4,056	1,228,887
Lattice Semiconductor Corp.(2)	9,694	788,219
Littelfuse, Inc.	2,112	540,756
Manhattan Associates, Inc.(2)	4,859	881,520
MGP Ingredients, Inc.	5,519	524,636
Natera, Inc.(2)	10,897	513,358
NOW, Inc.(2)	58,151	516,962
O-I Glass, Inc.(2)	38,777	803,459
Ollie's Bargain Outlet Holdings, Inc.(2)	10,664	587,800
Onto Innovation, Inc.(2)	5,450	585,058
Planet Fitness, Inc., Class A(2)	3,197	204,416
8

	Shares	Value
Power Integrations, Inc.	5,483	$473,731
Pure Storage, Inc., Class A(2)	17,930	516,205
R1 RCM, Inc.(2)	42,763	694,899
RadNet, Inc.(2)	36,502	1,056,368
RLI Corp.	5,340	661,359
Ryman Hospitality Properties, Inc.	10,983	1,007,471
scPharmaceuticals, Inc.(1)(2)	31,581	335,390
Shift4 Payments, Inc., Class A(2)	8,593	538,953
Sigma Lithium Corp.(1)(2)	13,319	501,061
Silk Road Medical, Inc.(2)	11,460	345,977
SouthState Corp.	3,142	196,438
SPS Commerce, Inc.(2)	5,289	824,026
Summit Materials, Inc., Class A(2)	24,279	767,945
Surgery Partners, Inc.(2)	12,497	468,388
Tenable Holdings, Inc.(2)	20,177	827,055
Terreno Realty Corp.	6,682	409,807
Toll Brothers, Inc.	16,026	1,084,960
Transocean Ltd.(2)	127,044	726,692
Trex Co., Inc.(2)	7,357	377,782
Weatherford International PLC(2)	13,231	746,758
Wintrust Financial Corp.	2,968	188,676
XPO, Inc.(2)	11,452	537,442
		40,262,349
TOTAL COMMON STOCKS (Cost $75,266,673)		81,525,634
EXCHANGE-TRADED FUNDS — 1.7%
Schwab International Small-Cap Equity ETF(1)	22,525	735,892
Schwab US Small-Cap ETF	17,373	703,259
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,429,281)		1,439,151
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $1,465,567)	1,465,567	1,465,567
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $78,161,521)		84,430,352
OTHER ASSETS AND LIABILITIES — (1.2)%		(974,750)
TOTAL NET ASSETS — 100.0%		$83,455,602

9

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.4%
Information Technology	15.5%
Consumer Discretionary	13.0%
Financials	10.7%
Health Care	9.8%
Real Estate	6.8%
Materials	5.9%
Consumer Staples	4.8%
Energy	3.5%
Communication Services	3.1%
Utilities	1.2%
Exchange-Traded Funds	1.7%
Short-Term Investments	1.8%
Other Assets and Liabilities	(1.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,832,405. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,005,033, which includes securities collateral of $1,539,466.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

MAY 31, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $76,695,954) — including $2,832,405 of securities on loan	$82,964,785
Investment made with cash collateral received for securities on loan, at value (cost of $1,465,567)	1,465,567
Total investment securities, at value (cost of $78,161,521)	84,430,352
Foreign currency holdings, at value (cost of $24)	24
Receivable for investments sold	1,646,981
Receivable for capital shares sold	29,459
Dividends and interest receivable	104,078
Securities lending receivable	4,806
Other assets	1,422
86,217,122

Liabilities
Disbursements in excess of demand deposit cash	36,623
Payable for collateral received for securities on loan	1,465,567
Payable for investments purchased	1,166,088
Payable for capital shares redeemed	20,487
Accrued management fees	70,904
Distribution and service fees payable	1,851
2,761,520

Net Assets	$83,455,602

Net Assets Consist of:
Capital (par value and paid-in surplus)	$94,273,698
Distributable earnings (loss)	(10,818,096)
$83,455,602

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$38,210,376	2,489,862	$15.35
I Class, $0.01 Par Value	$22,296,947	1,432,807	$15.56
A Class, $0.01 Par Value	$3,106,388	206,051	$15.08
C Class, $0.01 Par Value	$506,540	35,959	$14.09
R Class, $0.01 Par Value	$1,657,711	112,421	$14.75
R6 Class, $0.01 Par Value	$17,677,640	1,124,328	$15.72
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $16.00 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $42,339)	$474,704
Interest	24,681
Securities lending, net	20,857
520,242

Expenses:
Management fees	421,018
Distribution and service fees:
A Class	4,501
C Class	2,556
R Class	4,501
Directors' fees and expenses	1,387
Other expenses	2,733
436,696

Net investment income (loss)	83,546

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(3,361,182)
Foreign currency translation transactions	16,964
(3,344,218)

Change in net unrealized appreciation (depreciation) on:
Investments	(647,557)
Translation of assets and liabilities in foreign currencies	(1,487)
(649,044)

Net realized and unrealized gain (loss)	(3,993,262)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,909,716)

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2022
Increase (Decrease) in Net Assets	May 31, 2023	November 30, 2022
Operations
Net investment income (loss)	$83,546	$191,405
Net realized gain (loss)	(3,344,218)	(12,817,895)
Change in net unrealized appreciation (depreciation)	(649,044)	(6,760,098)
Net increase (decrease) in net assets resulting from operations	(3,909,716)	(19,386,588)

Distributions to Shareholders
From earnings:
Investor Class	(92,695)	(6,164,341)
I Class	(98,318)	(1,703,359)
A Class	—	(45,507)
C Class	—	(26,824)
R Class	—	(284,541)
R6 Class	(88,224)	(2,350,107)
Decrease in net assets from distributions	(279,237)	(10,574,679)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	6,087,066	40,304,064

Net increase (decrease) in net assets	1,898,113	10,342,797

Net Assets
Beginning of period	81,557,489	71,214,692
End of period	$83,455,602	$81,557,489

See Notes to Financial Statements.
13

Notes to Financial Statements

MAY 31, 2023 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,424,842	—	—	—	$1,424,842
Exchange-Traded Funds	40,725	—	—	—	40,725
Total Borrowings	$1,465,567	—	—	—	$1,465,567
Gross amount of recognized liabilities for securities lending transactions					$1,465,567
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.10%	0.90%	1.10%	1.10%	1.10%	0.75%

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Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2023 were $61,299,152 and $53,621,564, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2023		Year ended November 30, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	336,340	$5,401,232	1,143,311	$20,740,907
Issued in reinvestment of distributions	5,811	91,465	290,679	6,086,815
Redeemed	(280,610)	(4,458,951)	(683,057)	(11,937,507)
	61,541	1,033,746	750,933	14,890,215
I Class/Shares Authorized	25,000,000		25,000,000
Sold	188,163	3,060,482	1,327,532	23,040,596
Issued in reinvestment of distributions	6,164	98,318	80,309	1,703,359
Redeemed	(324,095)	(5,335,715)	(283,305)	(4,921,367)
	(129,768)	(2,176,915)	1,124,536	19,822,588
A Class/Shares Authorized	20,000,000		20,000,000
Sold	273,201	4,179,817	9,891	152,577
Issued in reinvestment of distributions	—	—	2,209	45,507
Redeemed	(91,059)	(1,492,411)	(1,086)	(22,533)
	182,142	2,687,406	11,014	175,551
C Class/Shares Authorized	20,000,000		20,000,000
Sold	12,176	176,797	30,786	466,443
Issued in reinvestment of distributions	—	—	1,378	26,824
Redeemed	(2,528)	(35,718)	(13,445)	(200,836)
	9,648	141,079	18,719	292,431
R Class/Shares Authorized	20,000,000		20,000,000
Sold	21,144	327,780	47,236	800,325
Issued in reinvestment of distributions	—	—	14,060	284,298
Redeemed	(24,079)	(370,109)	(26,072)	(459,635)
	(2,935)	(42,329)	35,224	624,988
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	323,933	5,262,197	330,061	5,851,718
Issued in reinvestment of distributions	5,476	88,224	109,716	2,350,107
Redeemed	(54,544)	(906,342)	(212,858)	(3,703,534)
	274,865	4,444,079	226,919	4,498,291
Net increase (decrease)	395,493	$6,087,066	2,167,345	$40,304,064

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$1,321,210	—
Belgium	—	826,966	—
Brazil	—	614,082	—
Canada	$1,305,265	5,594,505	—
China	—	1,127,963	—
Finland	—	1,151,204	—
France	—	807,856	—
Germany	—	2,225,973	—
Hong Kong	—	1,205,682	—
Ireland	—	647,542	—
Italy	—	1,870,451	—
Japan	—	8,067,538	—
Mexico	—	822,787	—
Netherlands	—	636,273	—
Norway	—	785,013	—
South Korea	—	1,196,283	—
Spain	—	843,137	—
Sweden	—	1,822,326	—
Switzerland	—	414,225	—
Taiwan	—	2,800,678	—
United Kingdom	261,424	2,895,357	—
Other Countries	42,281,894	—	—
Exchange-Traded Funds	1,439,151	—	—
Short-Term Investments	1,465,567	—	—
	$46,753,301	$37,677,051	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$78,952,187
Gross tax appreciation of investments	$8,888,630
Gross tax depreciation of investments	(3,410,465)
Net tax appreciation (depreciation) of investments	$5,478,165

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2022, the fund had accumulated short-term capital losses of $(12,814,946), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$16.17	0.01	(0.79)	(0.78)	(0.04)	—	(0.04)	$15.35	(4.85)%	1.11%(4)	0.10%(4)	63%	$38,210
2022	$24.94	0.03	(5.23)	(5.20)	(0.04)	(3.53)	(3.57)	$16.17	(24.11)%	1.11%	0.17%	115%	$39,261
2021	$21.11	(0.10)	5.29	5.19	—	(1.36)	(1.36)	$24.94	25.57%	1.11%	(0.40)%	136%	$41,838
2020	$15.81	(0.11)	6.19	6.08	—	(0.78)	(0.78)	$21.11	40.28%	1.39%	(0.63)%	204%	$21,562
2019	$13.66	(0.06)	2.44	2.38	—	(0.23)	(0.23)	$15.81	17.93%	1.51%	(0.39)%	161%	$15,005
2018	$14.80	(0.13)	(0.24)	(0.37)	—	(0.77)	(0.77)	$13.66	(2.73)%	1.50%	(0.86)%	147%	$15,159
I Class
2023(3)	$16.41	0.02	(0.80)	(0.78)	(0.07)	—	(0.07)	$15.56	(4.78)%	0.91%(4)	0.30%(4)	63%	$22,297
2022	$25.27	0.06	(5.30)	(5.24)	(0.09)	(3.53)	(3.62)	$16.41	(23.98)%	0.91%	0.37%	115%	$25,641
2021	$21.33	(0.04)	5.34	5.30	—	(1.36)	(1.36)	$25.27	25.84%	0.91%	(0.20)%	136%	$11,067
2020	$15.94	(0.08)	6.25	6.17	—	(0.78)	(0.78)	$21.33	40.62%	1.19%	(0.43)%	204%	$587
2019	$13.74	(0.02)	2.45	2.43	—	(0.23)	(0.23)	$15.94	18.12%	1.31%	(0.19)%	161%	$557
2018	$14.85	(0.10)	(0.24)	(0.34)	—	(0.77)	(0.77)	$13.74	(2.50)%	1.30%	(0.66)%	147%	$1,424

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$15.87	(0.02)	(0.77)	(0.79)	—	—	—	$15.08	(4.98)%	1.36%(4)	(0.15)%(4)	63%	$3,106
2022	$24.55	(0.01)	(5.14)	(5.15)	—	(3.53)	(3.53)	$15.87	(24.28)%	1.36%	(0.08)%	115%	$379
2021	$20.85	(0.16)	5.22	5.06	—	(1.36)	(1.36)	$24.55	25.25%	1.36%	(0.65)%	136%	$317
2020	$15.66	(0.15)	6.12	5.97	—	(0.78)	(0.78)	$20.85	39.95%	1.64%	(0.88)%	204%	$63
2019	$13.57	(0.08)	2.40	2.32	—	(0.23)	(0.23)	$15.66	17.60%	1.76%	(0.64)%	161%	$671
2018	$14.74	(0.17)	(0.23)	(0.40)	—	(0.77)	(0.77)	$13.57	(2.95)%	1.75%	(1.11)%	147%	$1,477
C Class
2023(3)	$14.88	(0.07)	(0.72)	(0.79)	—	—	—	$14.09	(5.31)%	2.11%(4)	(0.90)%(4)	63%	$507
2022	$23.41	(0.13)	(4.87)	(5.00)	—	(3.53)	(3.53)	$14.88	(24.91)%	2.11%	(0.83)%	115%	$392
2021	$20.08	(0.33)	5.02	4.69	—	(1.36)	(1.36)	$23.41	24.32%	2.11%	(1.40)%	136%	$178
2020	$15.22	(0.26)	5.90	5.64	—	(0.78)	(0.78)	$20.08	38.88%	2.39%	(1.63)%	204%	$45
2019	$13.29	(0.18)	2.34	2.16	—	(0.23)	(0.23)	$15.22	16.75%	2.51%	(1.39)%	161%	$595
2018	$14.56	(0.28)	(0.22)	(0.50)	—	(0.77)	(0.77)	$13.29	(3.71)%	2.50%	(1.86)%	147%	$1,407

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$15.54	(0.03)	(0.76)	(0.79)	—	—	—	$14.75	(5.08)%	1.61%(4)	(0.40)%(4)	63%	$1,658
2022	$24.17	(0.06)	(5.04)	(5.10)	—	(3.53)	(3.53)	$15.54	(24.49)%	1.61%	(0.33)%	115%	$1,792
2021	$20.59	(0.21)	5.15	4.94	—	(1.36)	(1.36)	$24.17	24.97%	1.61%	(0.90)%	136%	$1,937
2020	$15.52	(0.18)	6.03	5.85	—	(0.78)	(0.78)	$20.59	39.52%	1.89%	(1.13)%	204%	$839
2019	$13.48	(0.12)	2.39	2.27	—	(0.23)	(0.23)	$15.52	17.34%	2.01%	(0.89)%	161%	$523
2018	$14.68	(0.21)	(0.22)	(0.43)	—	(0.77)	(0.77)	$13.48	(3.18)%	2.00%	(1.36)%	147%	$493
R6 Class
2023(3)	$16.59	0.04	(0.82)	(0.78)	(0.09)	—	(0.09)	$15.72	(4.71)%	0.76%(4)	0.45%(4)	63%	$17,678
2022	$25.51	0.09	(5.35)	(5.26)	(0.13)	(3.53)	(3.66)	$16.59	(23.87)%	0.76%	0.52%	115%	$14,092
2021	$21.49	(0.01)	5.39	5.38	—	(1.36)	(1.36)	$25.51	26.03%	0.76%	(0.05)%	136%	$15,878
2020	$16.03	(0.03)	6.27	6.24	—	(0.78)	(0.78)	$21.49	40.75%	1.04%	(0.28)%	204%	$24,743
2019	$13.79	—(5)	2.47	2.47	—	(0.23)	(0.23)	$16.03	18.34%	1.16%	(0.04)%	161%	$207
2018	$14.89	(0.08)	(0.25)	(0.33)	—	(0.77)	(0.77)	$13.79	(2.36)%	1.15%	(0.51)%	147%	$361

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92638 2307

Semiannual Report

May 31, 2023

International Growth Fund
Investor Class (TWIEX)
I Class (TGRIX)
Y Class (ATYGX)
A Class (TWGAX)
C Class (AIWCX)
R Class (ATGRX)
R5 Class (ATGGX)
R6 Class (ATGDX)
G Class (ACAEX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Global Stock Returns

After ending 2022 on a disappointing note, global stocks generally rebounded in the first five months of 2023. This bounce back, which occurred despite relentless volatility and ongoing central bank rate hikes, led to six-month gains for most global stock indices.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated through the end of the reporting period. This dynamic, combined with mounting recession worries, prompted investors to recalibrate their monetary policy outlooks. However, with inflation still higher than central bank targets, policymakers continued to raise rates, and markets remained volatile.

Beginning in March, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore market order.
Still, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. Those worries strengthened investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year. In the eurozone, recession worries turned to recession reality, as revised data confirmed the region’s economy contracted in the fourth quarter of 2022 and the first quarter of 2023.

Despite slowing growth and ongoing volatility, most U.S. and global stock indices advanced for the period. Non-U.S. developed markets stocks modestly outperformed U.S. stocks. Meanwhile, global growth concerns and China’s uneven post-COVID-19 reopening weighed on emerging markets stocks, which modestly declined for the period.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and recession risk. In addition, increasingly tense geopolitical considerations complicate the market backdrop.
We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
France	18.8%
United Kingdom	16.0%
Japan	11.8%
Switzerland	6.9%
Netherlands	6.7%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expenses Paid During Period(1) 12/1/22 - 5/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,060.20	$6.42	1.25%
I Class	$1,000	$1,060.70	$5.39	1.05%
Y Class	$1,000	$1,061.60	$4.63	0.90%
A Class	$1,000	$1,059.00	$7.70	1.50%
C Class	$1,000	$1,055.30	$11.53	2.25%
R Class	$1,000	$1,057.70	$8.98	1.75%
R5 Class	$1,000	$1,061.70	$5.40	1.05%
R6 Class	$1,000	$1,061.70	$4.63	0.90%
G Class	$1,000	$1,067.60	$0.10	0.02%
Hypothetical
Investor Class	$1,000	$1,018.70	$6.29	1.25%
I Class	$1,000	$1,019.70	$5.29	1.05%
Y Class	$1,000	$1,020.44	$4.53	0.90%
A Class	$1,000	$1,017.45	$7.54	1.50%
C Class	$1,000	$1,013.71	$11.30	2.25%
R Class	$1,000	$1,016.21	$8.80	1.75%
R5 Class	$1,000	$1,019.70	$5.29	1.05%
R6 Class	$1,000	$1,020.44	$4.53	0.90%
G Class	$1,000	$1,024.83	$0.10	0.02%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

MAY 31, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Australia — 3.1%
CSL Ltd.	280,520	$55,867,320
NEXTDC Ltd.(1)	3,327,570	27,467,912
		83,335,232
Belgium — 1.0%
KBC Group NV	420,750	27,642,914
Canada — 4.9%
Aritzia, Inc.(1)(2)	568,920	14,571,896
Canadian Pacific Kansas City Ltd.	574,420	43,770,169
Element Fleet Management Corp.	1,621,080	24,587,873
First Quantum Minerals Ltd.	752,870	15,772,834
GFL Environmental, Inc.	956,626	34,572,464
		133,275,236
China — 1.6%
H World Group Ltd., ADR(1)	421,060	15,419,217
Li Ning Co. Ltd.	3,181,500	17,094,263
Tencent Holdings Ltd.	287,300	11,369,701
		43,883,181
Denmark — 4.5%
Novo Nordisk A/S, B Shares	713,668	114,851,231
Vestas Wind Systems A/S(1)	285,620	8,135,198
		122,986,429
Finland — 0.1%
Neste Oyj	108,190	4,087,562
France — 18.8%
Air Liquide SA	320,602	53,717,747
Airbus SE	311,040	40,847,419
Arkema SA	172,260	15,046,816
Bureau Veritas SA	742,119	18,859,295
Edenred	611,657	39,371,806
EssilorLuxottica SA(2)	118,190	21,404,580
Hermes International	10,430	21,275,358
L'Oreal SA	83,820	35,887,196
LVMH Moet Hennessy Louis Vuitton SE	112,830	98,650,405
Pernod Ricard SA	150,850	32,676,947
Safran SA	202,150	29,361,211
Schneider Electric SE	347,100	60,047,863
Thales SA	153,920	21,453,895
Valeo SA(2)	1,079,190	20,767,852
		509,368,390
Germany — 6.2%
adidas AG	60,130	9,776,100
HUGO BOSS AG	284,050	19,347,742
Infineon Technologies AG	957,821	35,658,720
Mercedes-Benz Group AG	367,820	27,495,849
Puma SE	330,200	15,781,694
SAP SE	233,090	30,564,094
6

	Shares	Value
Symrise AG	195,810	$20,969,810
Zalando SE(1)	302,920	8,808,854
		168,402,863
Hong Kong — 3.1%
AIA Group Ltd.	5,862,000	56,352,561
Hong Kong Exchanges & Clearing Ltd.	331,800	12,151,194
Techtronic Industries Co. Ltd.	1,607,500	14,886,770
		83,390,525
India — 0.7%
HDFC Bank Ltd.	939,000	18,233,646
Indonesia — 0.7%
Bank Central Asia Tbk PT	32,789,000	19,785,778
Ireland — 3.7%
Bank of Ireland Group PLC	1,446,330	13,667,451
CRH PLC	507,000	23,992,570
ICON PLC(1)	124,700	26,564,841
Kerry Group PLC, A Shares	384,390	37,491,528
		101,716,390
Italy — 2.7%
Ferrari NV	196,680	56,298,197
Prysmian SpA	480,000	17,852,924
		74,151,121
Japan — 11.8%
BayCurrent Consulting, Inc.	983,900	35,962,778
Fast Retailing Co. Ltd.	149,900	35,043,417
Hoya Corp.	263,500	33,035,171
JMDC, Inc.	462,500	18,895,510
Keyence Corp.	130,000	63,021,128
Lasertec Corp.	118,700	18,637,457
MonotaRO Co. Ltd.	2,052,500	28,460,804
Murata Manufacturing Co. Ltd.	402,100	23,501,195
Obic Co. Ltd.	161,000	26,042,806
Seven & i Holdings Co. Ltd.	443,900	18,582,630
Terumo Corp.	657,000	19,987,209
		321,170,105
Netherlands — 6.7%
Adyen NV(1)	22,242	36,428,861
ASML Holding NV	130,230	94,198,788
DSM-Firmenich AG(1)	260,659	28,987,465
Heineken NV	217,830	22,039,701
		181,654,815
Singapore — 0.4%
Sea Ltd., ADR(1)	168,950	9,699,419
Spain — 3.3%
Cellnex Telecom SA	1,019,566	41,318,373
Iberdrola SA	3,880,272	47,385,182
		88,703,555
Sweden — 1.5%
Epiroc AB, A Shares	1,006,060	17,671,473
Hexagon AB, B Shares	1,885,540	21,904,878
		39,576,351
Switzerland — 6.9%
Alcon, Inc.	431,999	33,621,025
7

	Shares	Value
Julius Baer Group Ltd.	283,060	$17,383,753
Lonza Group AG	80,500	50,490,025
On Holding AG, Class A(1)(2)	520,330	14,283,058
Sika AG	130,139	35,608,766
Zurich Insurance Group AG	74,040	34,664,183
		186,050,810
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,165,000	21,083,974
Thailand — 0.6%
Kasikornbank PCL	4,108,400	15,281,639
United Kingdom — 16.0%
Ashtead Group PLC	321,020	19,605,833
AstraZeneca PLC	659,790	96,098,766
BP PLC	4,031,100	22,646,807
Compass Group PLC	1,053,310	28,865,099
Haleon PLC	3,432,360	13,577,422
Halma PLC	614,600	18,445,779
HSBC Holdings PLC(2)	6,703,600	49,273,864
London Stock Exchange Group PLC	542,015	57,781,270
Melrose Industries PLC	3,423,760	20,146,372
NatWest Group PLC	2,967,908	9,616,554
Reckitt Benckiser Group PLC	539,831	41,978,074
Rentokil Initial PLC	2,264,340	18,011,853
Segro PLC	1,397,050	13,886,605
Whitbread PLC	573,526	23,524,718
		433,459,016
TOTAL COMMON STOCKS (Cost $2,174,570,917)		2,686,938,951
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,359,255	4,359,255
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 11/30/28 - 11/15/43, valued at $2,596,372), in a joint trading account at 5.01%, dated 5/31/23, due 6/1/23 (Delivery value $2,540,168)		2,539,815
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 3/31/30, valued at $16,847,413), at 5.05%, dated 5/31/23, due 6/1/23 (Delivery value $16,519,317)		16,517,000
		19,056,815
TOTAL SHORT-TERM INVESTMENTS (Cost $23,416,070)		23,416,070
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,197,986,987)		2,710,355,021
OTHER ASSETS AND LIABILITIES†		67,622
TOTAL NET ASSETS — 100.0%		$2,710,422,643

8

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Health Care	17.2%
Financials	15.9%
Consumer Discretionary	15.8%
Industrials	15.8%
Information Technology	14.1%
Consumer Staples	7.5%
Materials	7.3%
Communication Services	2.3%
Utilities	1.8%
Energy	0.9%
Real Estate	0.5%
Short-Term Investments	0.9%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $58,567,811. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $62,994,363, which includes securities collateral of $58,635,108.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

MAY 31, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,193,627,732) — including $58,567,811 of securities on loan	$2,705,995,766
Investment made with cash collateral received for securities on loan, at value (cost of $4,359,255)	4,359,255
Total investment securities, at value (cost of $2,197,986,987)	2,710,355,021
Foreign currency holdings, at value (cost of $508,025)	506,560
Receivable for investments sold	4,716,371
Receivable for capital shares sold	1,686,997
Dividends and interest receivable	12,248,006
Securities lending receivable	46,491
Other assets	67,912
2,729,627,358

Liabilities
Disbursements in excess of demand deposit cash	4,569
Payable for collateral received for securities on loan	4,359,255
Payable for investments purchased	7,678,028
Payable for capital shares redeemed	1,626,470
Accrued management fees	1,411,510
Distribution and service fees payable	18,518
Accrued foreign taxes	727,711
Accrued IRS compliance fees	3,201,600
Accrued other expenses	177,054
19,204,715

Net Assets	$2,710,422,643

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,355,840,126
Distributable earnings (loss)	354,582,517
$2,710,422,643

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$938,423,927	79,544,798	$11.80
I Class, $0.01 Par Value	$267,937,764	22,890,664	$11.71
Y Class, $0.01 Par Value	$48,263,626	4,116,624	$11.72
A Class, $0.01 Par Value	$67,562,490	5,700,341	$11.85
C Class, $0.01 Par Value	$664,437	60,081	$11.06
R Class, $0.01 Par Value	$7,326,411	614,449	$11.92
R5 Class, $0.01 Par Value	$7,414	633	$11.71
R6 Class, $0.01 Par Value	$24,125,688	2,059,910	$11.71
G Class, $0.01 Par Value	$1,356,110,886	114,475,541	$11.85
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $12.57 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,280,422)	$31,432,683
Interest	399,779
Securities lending, net	137,759
31,970,221

Expenses:
Management fees	14,154,266
Distribution and service fees:
A Class	85,087
C Class	3,517
R Class	17,562
Directors' fees and expenses	44,498
Other expenses	239,434
14,544,364
Fees waived - G Class	(6,157,108)
8,387,256

Net investment income (loss)	23,582,965

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $37,966)	(30,619,295)
Foreign currency translation transactions	34,800
(30,584,495)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $52,918)	178,878,475
Translation of assets and liabilities in foreign currencies	38,458
178,916,933

Net realized and unrealized gain (loss)	148,332,438

Net Increase (Decrease) in Net Assets Resulting from Operations	$171,915,403

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2022
Increase (Decrease) in Net Assets	May 31, 2023	November 30, 2022
Operations
Net investment income (loss)	$23,582,965	$33,159,076
Net realized gain (loss)	(30,584,495)	(146,115,792)
Change in net unrealized appreciation (depreciation)	178,916,933	(291,753,184)
Net increase (decrease) in net assets resulting from operations	171,915,403	(404,709,900)

Distributions to Shareholders
From earnings:
Investor Class	—	(152,383,930)
I Class	—	(37,122,850)
Y Class	—	(6,430,224)
A Class	—	(10,949,169)
C Class	—	(177,433)
R Class	—	(924,985)
R5 Class	—	(1,164)
R6 Class	—	(4,383,615)
G Class	—	(56)
From tax return of capital:
Investor Class	—	(2,588,556)
I Class	—	(766,952)
Y Class	—	(117,440)
A Class	—	(191,094)
C Class	—	(2,892)
R Class	—	(17,102)
R5 Class	—	(20)
R6 Class	—	(76,634)
G Class	—	(6)
Decrease in net assets from distributions	—	(216,134,122)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(127,939,761)	1,682,322,148

Net increase (decrease) in net assets	43,975,642	1,061,478,126

Net Assets
Beginning of period	2,666,447,001	1,604,968,875
End of period	$2,710,422,643	$2,666,447,001

See Notes to Financial Statements.
12

Notes to Financial Statements

MAY 31, 2023 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on April 1, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund  records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

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Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$4,359,255	—	—	—	$4,359,255
Gross amount of recognized liabilities for securities lending transactions					$4,359,255
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 34% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

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The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2023 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.500%	1.23%
I Class	0.850% to 1.300%	1.03%
Y Class	0.700% to 1.150%	0.88%
A Class	1.050% to 1.500%	1.23%
C Class	1.050% to 1.500%	1.23%
R Class	1.050% to 1.500%	1.23%
R5 Class	0.850% to 1.300%	1.03%
R6 Class	0.700% to 1.150%	0.88%
G Class	0.700% to 1.150%	0.00%(1)
(1)Effective annual management fee before waiver was 0.88%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $1,470,195 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $760,794 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2023 were $660,188,249 and $789,339,182, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2023		Year ended November 30, 2022(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,250,000,000		1,250,000,000
Sold	4,422,143	$50,187,442	4,323,073	$57,881,495
Issued in reinvestment of distributions	—	—	10,709,215	148,931,979
Redeemed	(4,751,705)	(55,852,964)	(6,827,221)	(80,462,415)
	(329,562)	(5,665,522)	8,205,067	126,351,059
I Class/Shares Authorized	300,000,000		100,000,000
Sold	401,683	4,579,068	10,278,633	114,915,896
Issued in reinvestment of distributions	—	—	2,767,046	37,841,100
Redeemed	(2,085,058)	(23,635,297)	(4,919,973)	(53,061,124)
	(1,683,375)	(19,056,229)	8,125,706	99,695,872
Y Class/Shares Authorized	40,000,000		30,000,000
Sold	430,585	4,969,109	1,952,496	21,490,959
Issued in reinvestment of distributions	—	—	475,952	6,532,062
Redeemed	(931,105)	(10,958,603)	(755,783)	(8,682,704)
	(500,520)	(5,989,494)	1,672,665	19,340,317
A Class/Shares Authorized	80,000,000		80,000,000
Sold	147,434	1,717,112	659,237	7,734,678
Issued in reinvestment of distributions	—	—	786,226	11,019,766
Redeemed	(432,569)	(5,065,590)	(854,500)	(10,085,631)
	(285,135)	(3,348,478)	590,963	8,668,813
C Class/Shares Authorized	20,000,000		20,000,000
Sold	784	8,460	2,514	27,038
Issued in reinvestment of distributions	—	—	13,035	172,810
Redeemed	(12,331)	(132,178)	(38,812)	(433,059)
	(11,547)	(123,718)	(23,263)	(233,211)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	113,388	1,338,634	101,947	1,215,287
Issued in reinvestment of distributions	—	—	66,701	942,087
Redeemed	(75,288)	(868,851)	(55,154)	(687,335)
	38,100	469,783	113,494	1,470,039
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	—	—	86	1,184
R6 Class/Shares Authorized	45,000,000		45,000,000
Sold	635,372	7,222,030	1,567,955	17,866,224
Issued in reinvestment of distributions	—	—	319,036	4,381,413
Redeemed	(1,045,841)	(12,081,800)	(1,359,516)	(14,884,276)
	(410,469)	(4,859,770)	527,475	7,363,361
G Class/Shares Authorized	1,500,000,000		1,000,000,000
Sold	8,322,847	93,892,011	10,156,494	105,511,869
Issued in connection with reorganization (Note 9)	—	—	117,485,888	1,376,170,527
Issued in reinvestment of distributions	—	—	5	62
Redeemed	(15,800,938)	(183,258,344)	(5,688,755)	(62,017,744)
	(7,478,091)	(89,366,333)	121,953,632	1,419,664,714
Net increase (decrease)	(10,660,599)	$(127,939,761)	141,165,825	$1,682,322,148
(1)April 1, 2022 (commencement of sale) through November 30, 2022 for the G Class.
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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$100,538,999	$2,586,399,952	—
Short-Term Investments	4,359,255	19,056,815	—
	$104,898,254	$2,605,456,767	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,208,414,859
Gross tax appreciation of investments	$623,549,215
Gross tax depreciation of investments	(121,609,053)
Net tax appreciation (depreciation) of investments	$501,940,162

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
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As of November 30, 2022, the fund had accumulated short-term capital losses of $(143,348,301), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Reorganization

On December 2, 2021, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of NT International Growth Fund, one fund in a series issued by the corporation, were transferred to International Growth Fund in exchange for shares of International Growth Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of International Growth Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on April 22, 2022.

The reorganization was accomplished by a tax-free exchange of shares. On April 22, 2022, NT International Growth Fund exchanged its shares for shares of International Growth Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
NT International Growth Fund - G Class	121,105,612	International Growth Fund - G Class	117,485,888

The net assets of NT International Growth Fund and International Growth Fund immediately before the reorganization were $1,376,170,527 and $1,410,203,074, respectively. NT International Growth Fund's unrealized appreciation of $121,255,453 was combined with that of International Growth Fund. Immediately after the reorganization, the combined net assets were $2,786,373,601.

Assuming the reorganization had been completed on December 1, 2021, the beginning of the annual reporting period, the pro forma results of operations for the period ended November 30, 2022 are as follows:

Net investment income (loss)	$43,648,196
Net realized and unrealized gain (loss)	(695,559,055)
Net increase (decrease) in net assets resulting from operations	$(651,910,859)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NT International Growth Fund that have been included in the fund’s Statement of Operations since April 22, 2022.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$11.13	0.06	0.61	0.67	—	—	—	—	$11.80	6.02%	1.25%(4)	1.25%(4)	1.07%(4)	1.07%(4)	24%	$938,424
2022	$16.24	0.14	(3.17)	(3.03)	(0.38)	(1.67)	(0.03)	(2.08)	$11.13	(20.99)%	1.36%	1.36%	1.09%	1.09%	38%	$888,748
2021	$15.32	0.09	1.51	1.60	—(5)	(0.68)	—	(0.68)	$16.24	10.83%	1.21%	1.21%	0.56%	0.56%	51%	$1,163,803
2020	$12.35	0.01	3.01	3.02	(0.01)	(0.04)	—	(0.05)	$15.32	24.57%	1.18%	1.18%	0.06%	0.06%	51%	$1,243,217
2019	$11.83	0.05	1.66	1.71	(0.12)	(1.07)	—	(1.19)	$12.35	16.82%	1.18%	1.18%	0.43%	0.43%	68%	$1,162,998
2018	$13.80	0.08	(1.28)	(1.20)	(0.13)	(0.64)	—	(0.77)	$11.83	(9.23)%	1.17%	1.17%	0.62%	0.62%	69%	$1,173,094
I Class
2023(3)	$11.03	0.07	0.61	0.68	—	—	—	—	$11.71	6.07%	1.05%(4)	1.05%(4)	1.27%(4)	1.27%(4)	24%	$267,938
2022	$16.13	0.16	(3.14)	(2.98)	(0.42)	(1.67)	(0.03)	(2.12)	$11.03	(20.86)%	1.16%	1.16%	1.29%	1.29%	38%	$271,018
2021	$15.22	0.14	1.48	1.62	(0.03)	(0.68)	—	(0.71)	$16.13	11.07%	1.01%	1.01%	0.76%	0.76%	51%	$265,248
2020	$12.27	0.03	3.00	3.03	(0.04)	(0.04)	—	(0.08)	$15.22	24.82%	0.98%	0.98%	0.26%	0.26%	51%	$82,222
2019	$11.76	0.07	1.66	1.73	(0.15)	(1.07)	—	(1.22)	$12.27	17.09%	0.98%	0.98%	0.63%	0.63%	68%	$74,688
2018	$13.74	0.10	(1.28)	(1.18)	(0.16)	(0.64)	—	(0.80)	$11.76	(9.12)%	0.97%	0.97%	0.82%	0.82%	69%	$67,677

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$11.04	0.08	0.60	0.68	—	—	—	—	$11.72	6.16%	0.90%(4)	0.90%(4)	1.42%(4)	1.42%(4)	24%	$48,264
2022	$16.15	0.16	(3.12)	(2.96)	(0.45)	(1.67)	(0.03)	(2.15)	$11.04	(20.73)%	1.01%	1.01%	1.44%	1.44%	38%	$50,967
2021	$15.24	0.16	1.49	1.65	(0.06)	(0.68)	—	(0.74)	$16.15	11.23%	0.86%	0.86%	0.91%	0.91%	51%	$47,542
2020	$12.29	0.05	2.99	3.04	(0.05)	(0.04)	—	(0.09)	$15.24	24.97%	0.83%	0.83%	0.41%	0.41%	51%	$29,299
2019	$11.78	0.08	1.66	1.74	(0.16)	(1.07)	—	(1.23)	$12.29	17.27%	0.83%	0.83%	0.78%	0.78%	68%	$18,691
2018	$13.75	0.15	(1.30)	(1.15)	(0.18)	(0.64)	—	(0.82)	$11.78	(8.95)%	0.82%	0.82%	0.97%	0.97%	69%	$6,177
A Class
2023(3)	$11.19	0.05	0.61	0.66	—	—	—	—	$11.85	5.90%	1.50%(4)	1.50%(4)	0.82%(4)	0.82%(4)	24%	$67,562
2022	$16.31	0.11	(3.19)	(3.08)	(0.34)	(1.67)	(0.03)	(2.04)	$11.19	(21.24)%	1.61%	1.61%	0.84%	0.84%	38%	$66,993
2021	$15.42	0.05	1.52	1.57	—	(0.68)	—	(0.68)	$16.31	10.53%	1.46%	1.46%	0.31%	0.31%	51%	$87,967
2020	$12.45	(0.02)	3.03	3.01	—	(0.04)	—	(0.04)	$15.42	24.27%	1.43%	1.43%	(0.19)%	(0.19)%	51%	$81,088
2019	$11.91	0.02	1.69	1.71	(0.10)	(1.07)	—	(1.17)	$12.45	16.56%	1.43%	1.43%	0.18%	0.18%	68%	$67,857
2018	$13.88	0.05	(1.29)	(1.24)	(0.09)	(0.64)	—	(0.73)	$11.91	(9.45)%	1.42%	1.42%	0.37%	0.37%	69%	$64,784

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$10.48	—(5)	0.58	0.58	—	—	—	—	$11.06	5.53%	2.25%(4)	2.25%(4)	0.07%(4)	0.07%(4)	24%	$664
2022	$15.41	0.03	(3.02)	(2.99)	(0.24)	(1.67)	(0.03)	(1.94)	$10.48	(21.81)%	2.36%	2.36%	0.09%	0.09%	38%	$751
2021	$14.71	(0.08)	1.46	1.38	—	(0.68)	—	(0.68)	$15.41	9.72%	2.21%	2.21%	(0.44)%	(0.44)%	51%	$1,462
2020	$11.97	(0.11)	2.89	2.78	—	(0.04)	—	(0.04)	$14.71	23.32%	2.18%	2.18%	(0.94)%	(0.94)%	51%	$1,855
2019	$11.49	(0.06)	1.62	1.56	(0.01)	(1.07)	—	(1.08)	$11.97	15.66%	2.18%	2.18%	(0.57)%	(0.57)%	68%	$2,694
2018	$13.42	(0.04)	(1.25)	(1.29)	—	(0.64)	—	(0.64)	$11.49	(10.12)%	2.17%	2.17%	(0.38)%	(0.38)%	69%	$4,268
R Class
2023(3)	$11.27	0.04	0.61	0.65	—	—	—	—	$11.92	5.77%	1.75%(4)	1.75%(4)	0.57%(4)	0.57%(4)	24%	$7,326
2022	$16.40	0.07	(3.21)	(3.14)	(0.29)	(1.67)	(0.03)	(1.99)	$11.27	(21.45)%	1.86%	1.86%	0.59%	0.59%	38%	$6,498
2021	$15.54	0.01	1.53	1.54	—	(0.68)	—	(0.68)	$16.40	10.25%	1.71%	1.71%	0.06%	0.06%	51%	$7,589
2020	$12.58	(0.06)	3.06	3.00	—	(0.04)	—	(0.04)	$15.54	24.04%	1.68%	1.68%	(0.44)%	(0.44)%	51%	$6,701
2019	$12.02	(0.01)	1.71	1.70	(0.07)	(1.07)	—	(1.14)	$12.58	16.17%	1.68%	1.68%	(0.07)%	(0.07)%	68%	$6,069
2018	$14.00	0.02	(1.30)	(1.28)	(0.06)	(0.64)	—	(0.70)	$12.02	(9.68)%	1.67%	1.67%	0.12%	0.12%	69%	$3,226

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$11.04	0.07	0.60	0.67	—	—	—	—	$11.71	6.17%	1.05%(4)	1.05%(4)	1.27%(4)	1.27%(4)	24%	$7
2022	$16.14	0.16	(3.14)	(2.98)	(0.42)	(1.67)	(0.03)	(2.12)	$11.04	(20.92)%	1.16%	1.16%	1.29%	1.29%	38%	$7
2021	$15.23	0.11	1.51	1.62	(0.03)	(0.68)	—	(0.71)	$16.14	11.06%	1.01%	1.01%	0.76%	0.76%	51%	$9
2020	$12.28	0.03	3.00	3.03	(0.04)	(0.04)	—	(0.08)	$15.23	24.80%	0.98%	0.98%	0.26%	0.26%	51%	$11
2019	$11.77	0.07	1.66	1.73	(0.15)	(1.07)	—	(1.22)	$12.28	17.09%	0.98%	0.98%	0.63%	0.63%	68%	$6
2018	$13.73	0.11	(1.27)	(1.16)	(0.16)	(0.64)	—	(0.80)	$11.77	(9.03)%	0.97%	0.97%	0.82%	0.82%	69%	$5
R6 Class
2023(3)	$11.03	0.07	0.61	0.68	—	—	—	—	$11.71	6.17%	0.90%(4)	0.90%(4)	1.42%(4)	1.42%(4)	24%	$24,126
2022	$16.14	0.18	(3.14)	(2.96)	(0.45)	(1.67)	(0.03)	(2.15)	$11.03	(20.75)%	1.01%	1.01%	1.44%	1.44%	38%	$27,243
2021	$15.23	0.14	1.51	1.65	(0.06)	(0.68)	—	(0.74)	$16.14	11.23%	0.86%	0.86%	0.91%	0.91%	51%	$31,350
2020	$12.28	0.05	2.99	3.04	(0.05)	(0.04)	—	(0.09)	$15.23	24.99%	0.83%	0.83%	0.41%	0.41%	51%	$55,137
2019	$11.77	0.09	1.65	1.74	(0.16)	(1.07)	—	(1.23)	$12.28	17.28%	0.83%	0.83%	0.78%	0.78%	68%	$37,088
2018	$13.75	0.14	(1.29)	(1.15)	(0.19)	(0.64)	—	(0.83)	$11.77	(8.93)%	0.82%	0.82%	0.97%	0.97%	69%	$38,315
G Class
2023(3)	$11.10	0.13	0.62	0.75	—	—	—	—	$11.85	6.76%	0.02%(4)	0.90%(4)	2.30%(4)	1.42%(4)	24%	$1,356,111
2022(6)	$12.81	0.15	(1.54)	(1.39)	(0.29)	—	(0.03)	(0.32)	$11.10	(11.03)%	0.07%(4)	0.95%(4)	2.20%(4)	1.32%(4)	38%(7)	$1,354,224

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)April 1, 2022 (commencement of sale) through November 30, 2022.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92630 2307

Semiannual Report

May 31, 2023

International Opportunities Fund
Investor Class (AIOIX)
I Class (ACIOX)
A Class (AIVOX)
C Class (AIOCX)
R Class (AIORX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Global Stock Returns

After ending 2022 on a disappointing note, global stocks generally rebounded in the first five months of 2023. This bounce back, which occurred despite relentless volatility and ongoing central bank rate hikes, led to six-month gains for most global stock indices.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated through the end of the reporting period. This dynamic, combined with mounting recession worries, prompted investors to recalibrate their monetary policy outlooks. However, with inflation still higher than central bank targets, policymakers continued to raise rates, and markets remained volatile.

Beginning in March, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore market order.
Still, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. Those worries strengthened investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year. In the eurozone, recession worries turned to recession reality, as revised data confirmed the region’s economy contracted in the fourth quarter of 2022 and the first quarter of 2023.

Despite slowing growth and ongoing volatility, most U.S. and global stock indices advanced for the period. Non-U.S. developed markets stocks modestly outperformed U.S. stocks. Meanwhile, global growth concerns and China’s uneven post-COVID-19 reopening weighed on emerging markets stocks, which modestly declined for the period.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and recession risk. In addition, increasingly tense geopolitical considerations complicate the market backdrop.
We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

MAY 31, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	99.9%
Exchange-Traded Funds	—*
Short-Term Investments	1.7%
Other Assets and Liabilities	(1.6)%
*Category is less than 0.05% of total net assets.

Top Five Countries*	% of net assets
Japan	20.7%
Canada	11.5%
United Kingdom	9.7%
Sweden	6.5%
Australia	5.9%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expenses Paid During Period(1) 12/1/22 - 5/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,003.60	$7.49	1.50%
I Class	$1,000	$1,004.30	$6.50	1.30%
A Class	$1,000	$1,002.30	$8.74	1.75%
C Class	$1,000	$998.70	$12.46	2.50%
R Class	$1,000	$1,000.00	$9.97	2.00%
Hypothetical
Investor Class	$1,000	$1,017.45	$7.54	1.50%
I Class	$1,000	$1,018.45	$6.54	1.30%
A Class	$1,000	$1,016.21	$8.80	1.75%
C Class	$1,000	$1,012.47	$12.54	2.50%
R Class	$1,000	$1,014.96	$10.05	2.00%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

MAY 31, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.9%
Australia — 5.9%
Allkem Ltd.(1)	494,134	$4,773,881
ALS Ltd.	485,956	3,650,322
Altium Ltd.	130,513	3,284,376
carsales.com Ltd.	169,412	2,556,616
IDP Education Ltd.	96,641	1,370,126
NEXTDC Ltd.(1)	695,018	5,737,128
Pinnacle Investment Management Group Ltd.(2)	450,413	2,614,759
Steadfast Group Ltd.	863,501	3,328,813
		27,316,021
Belgium — 0.5%
Euronav NV	136,449	2,163,247
Brazil — 1.2%
TOTVS SA	603,500	3,437,831
YDUQS Participacoes SA(1)	722,900	2,011,974
		5,449,805
Canada — 11.5%
Alamos Gold, Inc., Class A	420,648	5,193,415
ATS Corp.(1)	83,560	3,659,405
Boyd Group Services, Inc.	23,094	4,185,330
Brookfield Infrastructure Corp., Class A(2)	122,745	5,658,544
Capstone Copper Corp.(1)	626,864	2,475,132
Descartes Systems Group, Inc.(1)	58,228	4,502,107
ERO Copper Corp.(1)	205,299	3,398,209
Finning International, Inc.	157,645	4,263,092
Kinaxis, Inc.(1)	36,019	4,818,453
Lundin Gold, Inc.	334,537	4,238,701
Pet Valu Holdings Ltd.	28,316	644,541
Stantec, Inc.	151,254	8,756,576
SunOpta, Inc.(1)	176,279	1,186,358
		52,979,863
China — 2.5%
Bosideng International Holdings Ltd.	4,558,000	1,892,394
Kanzhun Ltd., ADR(1)	31,903	442,495
Poly Property Services Co. Ltd., Class H(2)	651,200	3,086,264
Tongcheng Travel Holdings Ltd.(1)	1,992,400	3,977,187
Xtep International Holdings Ltd.(2)	2,022,500	2,032,882
		11,431,222
Denmark — 1.9%
Jyske Bank A/S(1)	60,431	4,167,435
NKT A/S(1)	53,043	3,186,511
TORM PLC, Class A	52,780	1,335,741
		8,689,687
Finland — 2.7%
Metso Oyj	337,411	3,699,045
QT Group Oyj(1)(2)	45,279	4,066,563
Valmet Oyj(2)	166,420	4,906,776
		12,672,384

	Shares	Value
France — 3.1%
Alten SA	31,407	$5,036,146
Elis SA	360,435	6,254,149
Interparfums SA	40,014	2,864,852
		14,155,147
Germany — 5.4%
AIXTRON SE	112,455	3,496,976
CTS Eventim AG & Co. KGaA	53,276	3,593,089
Gerresheimer AG	62,709	6,908,662
HUGO BOSS AG	68,519	4,667,094
KION Group AG	77,621	2,724,246
Shop Apotheke Europe NV(1)	11,559	1,130,736
SMA Solar Technology AG(1)	24,369	2,628,361
		25,149,164
Hong Kong — 1.4%
Samsonite International SA(1)	2,574,300	6,535,663
India — 4.8%
Max Healthcare Institute Ltd.(1)	1,066,230	7,071,238
Prestige Estates Projects Ltd.	608,040	3,547,537
Varun Beverages Ltd.	258,634	5,290,936
WNS Holdings Ltd., ADR(1)	78,708	6,115,612
		22,025,323
Israel — 2.3%
CyberArk Software Ltd.(1)	12,664	1,959,501
Inmode Ltd.(1)	115,278	3,639,326
Kornit Digital Ltd.(1)	48,330	1,085,009
Nova Ltd.(1)(2)	36,501	3,941,743
		10,625,579
Italy — 1.1%
Brembo SpA	326,997	4,976,345
Japan — 20.7%
Amvis Holdings, Inc.	214,300	4,639,732
Asics Corp.	283,300	7,567,779
BayCurrent Consulting, Inc.	69,800	2,551,277
Food & Life Cos. Ltd.	173,600	4,077,550
FP Partner, Inc.	21,700	1,234,426
GMO Financial Gate, Inc.	47,400	3,612,364
IHI Corp.	35,600	820,793
Insource Co. Ltd.	269,100	2,348,193
Internet Initiative Japan, Inc.	288,800	5,684,302
Invincible Investment Corp.	12,451	5,294,977
Japan Airport Terminal Co. Ltd.	117,700	5,489,243
JMDC, Inc.	98,300	4,016,062
Kotobuki Spirits Co. Ltd.	76,200	5,731,082
MatsukiyoCocokara & Co.	93,400	4,999,649
Money Forward, Inc.(1)	53,000	2,213,273
m-up Holdings, Inc.(2)	355,600	2,798,986
Nextage Co. Ltd.(2)	135,900	2,381,776
Nippon Gas Co. Ltd.	170,300	2,359,913
Rohto Pharmaceutical Co. Ltd.	235,600	5,019,920
Sega Sammy Holdings, Inc.	227,200	4,411,203
Socionext, Inc.	36,400	4,355,058

	Shares	Value
Stanley Electric Co. Ltd.	145,100	$2,919,175
Taiyo Yuden Co. Ltd.	79,300	2,462,256
TechnoPro Holdings, Inc.(2)	74,600	1,616,327
Tokyo Ohka Kogyo Co. Ltd.	45,100	2,669,502
Toyo Suisan Kaisha Ltd.	106,100	4,643,271
		95,918,089
Mexico — 2.4%
Grupo Aeroportuario del Centro Norte SAB de CV	322,887	3,338,756
Regional SAB de CV	635,797	4,952,955
Vista Energy SAB de CV, ADR(1)(2)	134,362	2,777,263
		11,068,974
Netherlands — 3.1%
AMG Critical Materials NV	113,260	5,114,773
Basic-Fit NV(1)(2)	101,606	3,891,713
BE Semiconductor Industries NV	47,463	5,248,008
		14,254,494
Norway — 0.8%
TGS ASA	255,793	3,515,740
South Africa — 1.1%
Aspen Pharmacare Holdings Ltd.	266,522	2,318,309
Bidvest Group Ltd.	226,459	2,735,479
		5,053,788
South Korea — 3.4%
Dentium Co. Ltd.	17,803	2,125,620
JYP Entertainment Corp.	98,326	9,025,222
L&F Co. Ltd.	23,514	4,761,597
		15,912,439
Spain — 0.6%
Cia de Distribucion Integral Logista Holdings SA	116,276	2,894,187
Sweden — 6.5%
AddTech AB, B Shares	195,519	4,023,020
Avanza Bank Holding AB(2)	110,729	2,299,273
Fortnox AB	544,171	3,519,202
MIPS AB(2)	35,597	1,785,630
Saab AB, B Shares	162,207	8,844,399
Trelleborg AB, B Shares	250,507	6,239,123
Vitrolife AB	172,104	3,406,293
		30,116,940
Switzerland — 0.9%
Dufry AG(1)	44,218	2,003,522
Tecan Group AG	5,814	2,234,258
		4,237,780
Taiwan — 5.1%
Airtac International Group	157,131	5,065,118
ASPEED Technology, Inc.	28,700	2,679,346
Gold Circuit Electronics Ltd.	393,000	1,554,469
Lotes Co. Ltd.	117,000	3,303,737
Poya International Co. Ltd.	147,000	2,546,983
Sinbon Electronics Co. Ltd.	489,000	5,723,851
Wiwynn Corp.	76,000	2,857,279
		23,730,783
Thailand — 1.3%
Bangkok Bank PCL, NVDR	813,200	3,805,461

	Shares	Value
Central Retail Corp. PCL, NVDR	1,806,300	$2,178,635
		5,984,096
United Kingdom — 9.7%
Abcam PLC, ADR(1)	85,125	1,374,769
B&M European Value Retail SA	590,162	3,749,064
ConvaTec Group PLC	1,303,288	3,301,876
Diploma PLC	126,692	4,783,284
Games Workshop Group PLC	29,005	3,419,950
Golar LNG Ltd.(1)	70,464	1,449,444
Greggs PLC	121,586	4,063,795
Intermediate Capital Group PLC	272,131	4,723,343
Melrose Industries PLC	392,068	2,307,039
Spectris PLC	93,248	4,268,676
Tate & Lyle PLC	419,872	4,110,838
Weir Group PLC	172,320	3,644,244
WH Smith PLC	188,791	3,692,897
		44,889,219
TOTAL COMMON STOCKS (Cost $414,475,717)		461,745,979
EXCHANGE-TRADED FUNDS†
Schwab International Small-Cap Equity ETF(2) (Cost $71,264)	2,595	84,779
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	63	63
State Street Navigator Securities Lending Government Money Market Portfolio(3)	5,084,633	5,084,633
		5,084,696
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 11/30/28 - 11/15/43, valued at $410,781), in a joint trading account at 5.01%, dated 5/31/23, due 6/1/23 (Delivery value $401,889)		401,833
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.50%, 4/30/30, valued at $2,665,333), at 5.05%, dated 5/31/23, due 6/1/23 (Delivery value $2,613,367)		2,613,000
		3,014,833
TOTAL SHORT-TERM INVESTMENTS (Cost $8,099,529)		8,099,529
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $422,646,510)		469,930,287
OTHER ASSETS AND LIABILITIES — (1.6)%		(7,530,878)
TOTAL NET ASSETS — 100.0%		$462,399,409

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.5%
Information Technology	19.1%
Consumer Discretionary	16.8%
Health Care	8.9%
Consumer Staples	7.6%
Financials	6.7%
Materials	5.9%
Communication Services	4.6%
Real Estate	2.6%
Energy	2.5%
Utilities	1.7%
Exchange-Traded Funds	—*
Short-Term Investments	1.7%
Other Assets and Liabilities	(1.6)%
*Category is less than 0.05% of total net assets.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $21,185,981. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $22,997,082, which includes securities collateral of $17,912,449.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $417,561,877) — including $21,185,981 of securities on loan	$464,845,654
Investment made with cash collateral received for securities on loan, at value (cost of $5,084,633)	5,084,633
Total investment securities, at value (cost of $422,646,510)	469,930,287
Foreign currency holdings, at value (cost of $75)	74
Receivable for investments sold	6,222,601
Receivable for capital shares sold	82,944
Dividends and interest receivable	1,250,381
Securities lending receivable	44,563
Other assets	117,387
477,648,237

Liabilities
Payable for collateral received for securities on loan	5,084,633
Payable for investments purchased	7,644,077
Payable for capital shares redeemed	534,499
Accrued management fees	599,888
Distribution and service fees payable	1,947
Accrued foreign taxes	864,110
Accrued IRS compliance fees	483,400
Accrued other expenses	36,274
15,248,828

Net Assets	$462,399,409

Net Assets Consist of:
Capital (par value and paid-in surplus)	$531,852,250
Distributable earnings (loss)	(69,452,841)
$462,399,409

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$364,337,793	42,022,369	$8.67
I Class, $0.01 Par Value	$91,324,242	10,369,192	$8.81
A Class, $0.01 Par Value	$4,917,544	574,716	$8.56
C Class, $0.01 Par Value	$233,415	29,472	$7.92
R Class, $0.01 Par Value	$1,586,415	188,976	$8.39
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.08 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $369,118)	$3,425,548
Securities lending, net	190,102
Interest	102,944
3,718,594

Expenses:
Management fees	3,418,835
Distribution and service fees:
A Class	6,239
C Class	1,251
R Class	4,080
Directors' fees and expenses	7,677
Other expenses	45,228
3,483,310

Net investment income (loss)	235,284

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(7,861))	(31,976,065)
Foreign currency translation transactions	(199,783)
(32,175,848)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(449,744))	33,800,315
Translation of assets and liabilities in foreign currencies	(9,074)
33,791,241

Net realized and unrealized gain (loss)	1,615,393

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,850,677

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2022
Increase (Decrease) in Net Assets	May 31, 2023	November 30, 2022
Operations
Net investment income (loss)	$235,284	$1,018,045
Net realized gain (loss)	(32,175,848)	(70,906,015)
Change in net unrealized appreciation (depreciation)	33,791,241	(110,228,942)
Net increase (decrease) in net assets resulting from operations	1,850,677	(180,116,912)

Distributions to Shareholders
From earnings:
Investor Class	(883,194)	(88,794,481)
I Class	(395,627)	(21,915,086)
A Class	—	(1,277,370)
C Class	—	(107,888)
R Class	—	(310,275)
Decrease in net assets from distributions	(1,278,821)	(112,405,100)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(15,608,038)	41,232,662

Net increase (decrease) in net assets	(15,036,182)	(251,289,350)

Net Assets
Beginning of period	477,435,591	728,724,941
End of period	$462,399,409	$477,435,591

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2023 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$5,077,847	—	—	—	$5,077,847
Exchange-Traded Funds	6,786	—	—	—	6,786
Total Borrowings	$5,084,633	—	—	—	$5,084,633
Gross amount of recognized liabilities for securities lending transactions					$5,084,633
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2023 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.200% to 1.550%	1.48%
I Class	1.000% to 1.350%	1.28%
A Class	1.200% to 1.550%	1.48%
C Class	1.200% to 1.550%	1.48%
R Class	1.200% to 1.550%	1.48%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2023 were $267,780,646 and $282,042,308, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2023		Year ended November 30, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	670,000,000		670,000,000
Sold	547,237	$4,787,250	1,336,202	$12,903,382
Issued in reinvestment of distributions	97,008	833,302	7,261,013	83,356,434
Redeemed	(2,830,672)	(24,602,114)	(6,192,671)	(59,589,548)
	(2,186,427)	(18,981,562)	2,404,544	36,670,268
I Class/Shares Authorized	120,000,000		95,000,000
Sold	1,385,918	12,049,588	3,162,278	30,949,800
Issued in reinvestment of distributions	45,265	394,713	1,879,082	21,891,303
Redeemed	(983,664)	(8,734,440)	(5,243,125)	(48,895,084)
	447,519	3,709,861	(201,765)	3,946,019
A Class/Shares Authorized	35,000,000		35,000,000
Sold	25,352	219,302	67,004	644,416
Issued in reinvestment of distributions	—	—	108,812	1,233,933
Redeemed	(44,754)	(381,889)	(185,414)	(1,757,896)
	(19,402)	(162,587)	(9,598)	120,453
C Class/Shares Authorized	25,000,000		25,000,000
Sold	1,569	12,294	248	2,471
Issued in reinvestment of distributions	—	—	10,159	107,888
Redeemed	(5,318)	(42,324)	(28,973)	(263,636)
	(3,749)	(30,030)	(18,566)	(153,277)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	24,294	209,790	60,800	589,982
Issued in reinvestment of distributions	—	—	27,778	310,275
Redeemed	(42,017)	(353,510)	(27,345)	(251,058)
	(17,723)	(143,720)	61,233	649,199
Net increase (decrease)	(1,779,782)	$(15,608,038)	2,235,848	$41,232,662

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$6,844,902	$46,134,961	—
China	442,495	10,988,727	—
India	6,115,612	15,909,711	—
Israel	10,625,579	—	—
Mexico	2,777,263	8,291,711	—
United Kingdom	2,824,213	42,065,006	—
Other Countries	—	308,725,799	—
Exchange-Traded Funds	84,779	—	—
Short-Term Investments	5,084,696	3,014,833	—
	$34,799,539	$435,130,748	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$426,820,232
Gross tax appreciation of investments	$57,284,224
Gross tax depreciation of investments	(14,174,169)
Net tax appreciation (depreciation) of investments	$43,110,055

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2022, the fund had accumulated short-term capital losses of $(76,773,821), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$8.66	—(4)	0.03	0.03	(0.02)	—	(0.02)	$8.67	0.36%	1.50%(5)	1.50%(5)	0.07%(5)	0.07%(5)	57%	$364,338
2022	$13.79	0.01	(3.00)	(2.99)	(0.05)	(2.09)	(2.14)	$8.66	(25.53)%	1.48%	1.48%	0.15%	0.15%	108%	$382,973
2021	$12.95	(0.04)	1.31	1.27	—	(0.43)	(0.43)	$13.79	10.01%	1.37%	1.37%	(0.30)%	(0.30)%	127%	$576,312
2020	$10.17	(0.01)	2.89	2.88	(0.10)	—	(0.10)	$12.95	28.52%	1.40%	1.40%	(0.12)%	(0.12)%	131%	$565,150
2019	$9.33	0.01	1.13	1.14	(0.05)	(0.25)	(0.30)	$10.17	12.88%	1.46%	1.46%	0.23%	0.23%	124%	$499,296
2018	$11.94	0.01	(1.51)	(1.50)	(0.06)	(1.05)	(1.11)	$9.33	(13.98)%	1.48%	1.62%	0.07%	(0.07)%	140%	$131,043
I Class
2023(3)	$8.81	0.01	0.03	0.04	(0.04)	—	(0.04)	$8.81	0.43%	1.30%(5)	1.30%(5)	0.27%(5)	0.27%(5)	57%	$91,324
2022	$13.98	0.04	(3.05)	(3.01)	(0.07)	(2.09)	(2.16)	$8.81	(25.29)%	1.28%	1.28%	0.35%	0.35%	108%	$87,392
2021	$13.10	(0.01)	1.32	1.31	—	(0.43)	(0.43)	$13.98	10.12%	1.17%	1.17%	(0.10)%	(0.10)%	127%	$141,573
2020	$10.29	0.01	2.92	2.93	(0.12)	—	(0.12)	$13.10	28.84%	1.20%	1.20%	0.08%	0.08%	131%	$94,818
2019	$9.44	0.03	1.14	1.17	(0.07)	(0.25)	(0.32)	$10.29	13.06%	1.26%	1.26%	0.43%	0.43%	124%	$78,575
2018	$12.07	0.04	(1.54)	(1.50)	(0.08)	(1.05)	(1.13)	$9.44	(13.81)%	1.28%	1.42%	0.27%	0.13%	140%	$53,224

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$8.54	(0.01)	0.03	0.02	—	—	—	$8.56	0.23%	1.75%(5)	1.75%(5)	(0.18)%(5)	(0.18)%(5)	57%	$4,918
2022	$13.62	(0.01)	(2.97)	(2.98)	(0.01)	(2.09)	(2.10)	$8.54	(25.68)%	1.73%	1.73%	(0.10)%	(0.10)%	108%	$5,073
2021	$12.83	(0.08)	1.30	1.22	—	(0.43)	(0.43)	$13.62	9.70%	1.62%	1.62%	(0.55)%	(0.55)%	127%	$8,220
2020	$10.07	(0.04)	2.87	2.83	(0.07)	—	(0.07)	$12.83	28.28%	1.65%	1.65%	(0.37)%	(0.37)%	131%	$7,214
2019	$9.24	(0.02)	1.13	1.11	(0.03)	(0.25)	(0.28)	$10.07	12.60%	1.71%	1.71%	(0.02)%	(0.02)%	124%	$6,067
2018	$11.84	(0.02)	(1.50)	(1.52)	(0.03)	(1.05)	(1.08)	$9.24	(14.25)%	1.73%	1.87%	(0.18)%	(0.32)%	140%	$8,131
C Class
2023(3)	$7.93	(0.04)	0.03	(0.01)	—	—	—	$7.92	(0.13)%	2.50%(5)	2.50%(5)	(0.93)%(5)	(0.93)%(5)	57%	$233
2022	$12.87	(0.09)	(2.76)	(2.85)	—	(2.09)	(2.09)	$7.93	(26.27)%	2.48%	2.48%	(0.85)%	(0.85)%	108%	$264
2021	$12.23	(0.17)	1.24	1.07	—	(0.43)	(0.43)	$12.87	8.93%	2.37%	2.37%	(1.30)%	(1.30)%	127%	$667
2020	$9.61	(0.11)	2.73	2.62	—	—	—	$12.23	27.26%	2.40%	2.40%	(1.12)%	(1.12)%	131%	$981
2019	$8.86	(0.07)	1.07	1.00	—	(0.25)	(0.25)	$9.61	11.77%	2.46%	2.46%	(0.77)%	(0.77)%	124%	$1,044
2018	$11.44	(0.10)	(1.43)	(1.53)	—	(1.05)	(1.05)	$8.86	(14.93)%	2.48%	2.62%	(0.93)%	(1.07)%	140%	$1,411

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$8.39	(0.02)	0.02	—	—	—	—	$8.39	0.00%	2.00%(5)	2.00%(5)	(0.43)%(5)	(0.43)%(5)	57%	$1,586
2022	$13.43	(0.03)	(2.92)	(2.95)	—	(2.09)	(2.09)	$8.39	(25.85)%	1.98%	1.98%	(0.35)%	(0.35)%	108%	$1,734
2021	$12.69	(0.11)	1.28	1.17	—	(0.43)	(0.43)	$13.43	9.41%	1.87%	1.87%	(0.80)%	(0.80)%	127%	$1,954
2020	$9.96	(0.07)	2.84	2.77	(0.04)	—	(0.04)	$12.69	27.96%	1.90%	1.90%	(0.62)%	(0.62)%	131%	$1,398
2019	$9.14	(0.04)	1.12	1.08	(0.01)	(0.25)	(0.26)	$9.96	12.33%	1.96%	1.96%	(0.27)%	(0.27)%	124%	$1,962
2018	$11.72	(0.05)	(1.48)	(1.53)	—(4)	(1.05)	(1.05)	$9.14	(14.46)%	1.98%	2.12%	(0.43)%	(0.57)%	140%	$1,300

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2023 (unaudited).
(4)Per-share amount was less than $0.005.
(5)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
23

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92635 2307

Semiannual Report

May 31, 2023

International Small-Mid Cap Fund
Investor Class (ANTSX)
G Class (ANTMX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Global Stock Returns

After ending 2022 on a disappointing note, global stocks generally rebounded in the first five months of 2023. This bounce back, which occurred despite relentless volatility and ongoing central bank rate hikes, led to six-month gains for most global stock indices.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated through the end of the reporting period. This dynamic, combined with mounting recession worries, prompted investors to recalibrate their monetary policy outlooks. However, with inflation still higher than central bank targets, policymakers continued to raise rates, and markets remained volatile.

Beginning in March, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore market order.
Still, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. Those worries strengthened investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year. In the eurozone, recession worries turned to recession reality, as revised data confirmed the region’s economy contracted in the fourth quarter of 2022 and the first quarter of 2023.

Despite slowing growth and ongoing volatility, most U.S. and global stock indices advanced for the period. Non-U.S. developed markets stocks modestly outperformed U.S. stocks. Meanwhile, global growth concerns and China’s uneven post-COVID-19 reopening weighed on emerging markets stocks, which modestly declined for the period.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and recession risk. In addition, increasingly tense geopolitical considerations complicate the market backdrop.
We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	98.0%
Exchange-Traded Funds	0.5%
Short-Term Investments	5.4%
Other Assets and Liabilities	(3.9)%

Top Five Countries*	% of net assets
Japan	24.6%
United Kingdom	17.5%
Germany	8.2%
Canada	7.8%
France	6.4%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expenses Paid During Period(1) 12/1/22 - 5/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$977.20	$7.05	1.43%
G Class	$1,000	$983.60	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,017.80	$7.19	1.43%
G Class	$1,000	$1,024.93	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
4

Schedule of Investments

MAY 31, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.0%
Australia — 5.9%
Allkem Ltd.(1)	495,239	$4,784,556
ALS Ltd.	727,160	5,462,158
carsales.com Ltd.	319,106	4,815,665
IDP Education Ltd.	101,077	1,433,017
NEXTDC Ltd.(1)	743,902	6,140,648
Region RE Ltd.	730,872	1,192,779
Steadfast Group Ltd.	1,127,510	4,346,573
		28,175,396
Belgium — 2.0%
D'ieteren Group	40,802	7,058,965
Euronav NV	156,422	2,479,896
		9,538,861
Canada — 7.8%
Alamos Gold, Inc., Class A	461,400	5,696,548
Aritzia, Inc.(1)	17,322	443,673
Brookfield Infrastructure Corp., Class A	140,336	6,469,490
Capstone Copper Corp.(1)	562,750	2,221,982
Descartes Systems Group, Inc.(1)	60,764	4,698,187
Finning International, Inc.	162,665	4,398,845
FirstService Corp.	42,282	6,136,810
Kinaxis, Inc.(1)	45,273	6,056,410
SunOpta, Inc.(1)	180,391	1,214,031
		37,335,976
Denmark — 1.3%
Jyske Bank A/S(1)	72,203	4,979,254
TORM PLC, Class A	54,187	1,371,349
		6,350,603
Finland — 2.8%
Metso Oyj	351,414	3,852,561
QT Group Oyj(1)(2)	45,828	4,115,869
Valmet Oyj(2)	186,577	5,501,091
		13,469,521
France — 6.4%
Alten SA	42,172	6,762,325
APERAM SA(2)	66,811	2,195,818
Elis SA(2)	434,436	7,538,190
SEB SA(2)	38,762	3,656,519
SPIE SA	261,283	7,769,404
Verallia SA	88,176	3,065,120
		30,987,376
Germany — 8.2%
AIXTRON SE	117,504	3,653,984
CTS Eventim AG & Co. KGaA	59,686	4,025,398
Gerresheimer AG	65,093	7,171,307
Hensoldt AG	149,328	4,765,188
HUGO BOSS AG	73,325	4,994,449
5

	Shares	Value
Jenoptik AG	113,479	$3,789,007
KION Group AG	88,735	3,114,311
Shop Apotheke Europe NV(1)	12,049	1,178,669
Stabilus SE	37,744	2,255,295
TeamViewer SE(1)	287,409	4,510,635
		39,458,243
Ireland — 1.2%
AIB Group PLC	1,379,844	5,704,173
Israel — 2.5%
CyberArk Software Ltd.(1)	12,749	1,972,653
Inmode Ltd.(1)	125,556	3,963,803
Kornit Digital Ltd.(1)	73,384	1,647,471
Nova Ltd.(1)	43,489	4,696,377
		12,280,304
Italy — 2.9%
BPER Banca	1,573,054	4,045,982
Interpump Group SpA	93,000	5,019,481
Tod's SpA(1)	117,920	4,801,640
		13,867,103
Japan — 24.6%
Amvis Holdings, Inc.	288,000	6,235,385
Asics Corp.	289,100	7,722,714
BayCurrent Consulting, Inc.	97,100	3,549,127
Food & Life Cos. Ltd.	203,700	4,784,544
Fukuoka Financial Group, Inc.	134,100	2,485,478
GMO Payment Gateway, Inc.	36,400	2,870,574
IHI Corp.	37,100	855,377
Internet Initiative Japan, Inc.	358,400	7,054,203
Invincible Investment Corp.	15,245	6,483,167
Isetan Mitsukoshi Holdings Ltd.	342,600	3,471,475
Japan Airport Terminal Co. Ltd.	157,400	7,340,755
Japan Hotel REIT Investment Corp.	4,591	2,605,176
Kansai Paint Co. Ltd.	242,300	3,633,520
Kotobuki Spirits Co. Ltd.	72,100	5,422,717
M&A Capital Partners Co. Ltd.(1)	118,300	2,589,856
MatsukiyoCocokara & Co.	94,400	5,053,178
m-up Holdings, Inc.	276,100	2,173,228
Nextage Co. Ltd.(2)	122,900	2,153,939
Nifco, Inc.	208,300	5,559,998
Nippon Gas Co. Ltd.(2)	263,200	3,647,264
Rohto Pharmaceutical Co. Ltd.	369,600	7,875,052
Sankyo Co. Ltd.	106,000	4,270,110
Stanley Electric Co. Ltd.	149,000	2,997,637
Taiyo Yuden Co. Ltd.	83,300	2,586,455
TechnoPro Holdings, Inc.	90,600	1,962,992
Tokyo Ohka Kogyo Co. Ltd.	47,400	2,805,640
Toyo Suisan Kaisha Ltd.	129,700	5,676,081
Usen-Next Holdings Co. Ltd.	76,500	1,781,158
Yamazaki Baking Co. Ltd.	169,300	2,443,668
		118,090,468
Netherlands — 3.4%
AMG Critical Materials NV	160,342	7,240,977
6

	Shares	Value
ASR Nederland NV(2)	87,127	$3,713,070
Basic-Fit NV(1)(2)	140,815	5,393,496
		16,347,543
Norway — 1.9%
Aker Solutions ASA	1,290,950	4,233,894
Storebrand ASA	349,631	2,528,338
TGS ASA	174,370	2,396,624
		9,158,856
Spain — 1.9%
Cia de Distribucion Integral Logista Holdings SA	199,403	4,963,273
CIE Automotive SA	153,513	4,393,328
		9,356,601
Sweden — 4.4%
AddTech AB, B Shares	205,875	4,236,106
Avanza Bank Holding AB(2)	117,290	2,435,511
Beijer Ref AB	305,684	4,536,921
Trelleborg AB, B Shares	261,454	6,511,769
Vitrolife AB	179,311	3,548,934
		21,269,241
Switzerland — 3.3%
Dufry AG(1)	52,169	2,363,783
Georg Fischer AG	38,543	2,554,629
Interroll Holding AG	1,203	3,914,006
PSP Swiss Property AG	44,844	4,824,240
Tecan Group AG	6,103	2,345,318
		16,001,976
United Kingdom — 17.5%
B&M European Value Retail SA	752,405	4,779,729
Balfour Beatty PLC	1,417,976	6,470,678
Bellway PLC	214,360	6,038,593
ConvaTec Group PLC	1,759,796	4,458,437
Diploma PLC	141,330	5,335,945
Games Workshop Group PLC	30,523	3,598,936
Golar LNG Ltd.(1)	73,147	1,504,634
Greggs PLC	163,920	5,478,733
Intermediate Capital Group PLC	282,364	4,900,955
Keywords Studios PLC	88,880	2,152,397
Man Group PLC	1,404,703	3,845,034
Melrose Industries PLC	531,385	3,126,820
Pets at Home Group PLC	596,871	2,794,216
QinetiQ Group PLC	549,375	2,457,567
Spectris PLC	96,800	4,431,279
Tate & Lyle PLC	560,910	5,491,698
Trainline PLC(1)	734,411	2,231,909
Tritax Big Box REIT PLC	3,403,853	5,937,590
Weir Group PLC	208,121	4,401,368
WH Smith PLC	237,554	4,646,739
		84,083,257
TOTAL COMMON STOCKS (Cost $435,890,532)		471,475,498
EXCHANGE-TRADED FUNDS — 0.5%
iShares MSCI EAFE Small-Cap ETF (Cost $2,443,557)	41,396	2,408,833
7

	Shares	Value
SHORT-TERM INVESTMENTS — 5.4%
Money Market Funds — 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,312	$15,312
State Street Navigator Securities Lending Government Money Market Portfolio(3)	16,961,067	16,961,067
		16,976,379
Repurchase Agreements — 1.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 11/30/28 - 11/15/43, valued at $1,195,139), in a joint trading account at 5.01%, dated 5/31/23, due 6/1/23 (Delivery value $1,169,269)		1,169,106
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.50%, 4/30/30, valued at $7,755,114), at 5.05%, dated 5/31/23, due 6/1/23 (Delivery value $7,604,067)		7,603,000
		8,772,106
TOTAL SHORT-TERM INVESTMENTS (Cost $25,748,485)		25,748,485
TOTAL INVESTMENT SECURITIES — 103.9% (Cost $464,082,574)		499,632,816
OTHER ASSETS AND LIABILITIES — (3.9)%		(18,700,770)
TOTAL NET ASSETS — 100.0%		$480,932,046

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.5%
Consumer Discretionary	19.9%
Information Technology	12.2%
Financials	9.1%
Consumer Staples	7.0%
Materials	6.6%
Health Care	5.7%
Real Estate	5.7%
Communication Services	3.7%
Energy	2.5%
Utilities	2.1%
Exchange-Traded Funds	0.5%
Short-Term Investments	5.4%
Other Assets and Liabilities	(3.9)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $28,407,924. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $30,271,722, which includes securities collateral of $13,310,655.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

MAY 31, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $447,121,507) — including $28,407,924 of securities on loan	$482,671,749
Investment made with cash collateral received for securities on loan, at value (cost of $16,961,067)	16,961,067
Total investment securities, at value (cost of $464,082,574)	499,632,816
Receivable for investments sold	4,039,210
Receivable for capital shares sold	125,110
Dividends and interest receivable	1,919,660
Securities lending receivable	30,843
505,747,639

Liabilities
Payable for collateral received for securities on loan	16,961,067
Payable for investments purchased	7,743,092
Payable for capital shares redeemed	6,504
Accrued management fees	104,930
24,815,593

Net Assets	$480,932,046

Net Assets Consist of:
Capital (par value and paid-in surplus)	$535,795,194
Distributable earnings (loss)	(54,863,148)
$480,932,046

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$83,705,005	9,298,959	$9.00
G Class, $0.01 Par Value	$397,227,041	43,073,354	$9.22

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $608,957)	$4,961,518
Securities lending, net	139,894
Interest	94,114
5,195,526

Expenses:
Management fees	2,913,314
Directors' fees and expenses	7,970
Other expenses	2,689
2,923,973
Fees waived(1)	(2,297,398)
626,575

Net investment income (loss)	4,568,951

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(18,524,162)
Foreign currency translation transactions	59,913
(18,464,249)

Change in net unrealized appreciation (depreciation) on:
Investments	6,102,517
Translation of assets and liabilities in foreign currencies	(8,849)
6,093,668

Net realized and unrealized gain (loss)	(12,370,581)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,801,630)
(1)Amount consists of $17,232 and $2,280,166 for Investor Class and G Class, respectively.

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2022
Increase (Decrease) in Net Assets	May 31, 2023	November 30, 2022
Operations
Net investment income (loss)	$4,568,951	$6,507,109
Net realized gain (loss)	(18,464,249)	(70,619,846)
Change in net unrealized appreciation (depreciation)	6,093,668	(70,502,122)
Net increase (decrease) in net assets resulting from operations	(7,801,630)	(134,614,859)

Distributions to Shareholders
From earnings:
Investor Class	—	(18,910,988)
G Class	(2,818,350)	(85,753,857)
Decrease in net assets from distributions	(2,818,350)	(104,664,845)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	22,562,928	171,552,738

Net increase (decrease) in net assets	11,942,948	(67,726,966)

Net Assets
Beginning of period	468,989,098	536,716,064
End of period	$480,932,046	$468,989,098

See Notes to Financial Statements.
11

Notes to Financial Statements

MAY 31, 2023 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Small-Mid Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund offers the Investor Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

12

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the
13

investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$16,961,067	—	—	—	$16,961,067
Gross amount of recognized liabilities for securities lending transactions					$16,961,067
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 55% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended May 31, 2023, the investment advisor agreed to waive 0.04% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended May 31, 2023 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	1.47%	1.43%
G Class	1.12%	0.00%
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.
14

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $244,990 and $202,266, respectively. The effect of interfund transactions on the Statement of Operations was $(13,872) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2023 were $315,372,859 and $289,220,366, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2023		Year ended November 30, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	120,000,000		120,000,000
Sold	826,444	$7,504,109	48,640	$724,732
Issued in reinvestment of distributions	—	—	1,560,313	18,910,988
Redeemed	(77,887)	(720,167)	(118,130)	(1,760,125)
	748,557	6,783,942	1,490,823	17,875,595
G Class/Shares Authorized	500,000,000		300,000,000
Sold	3,535,427	32,998,242	6,809,526	73,340,355
Issued in reinvestment of distributions	303,048	2,818,350	7,000,315	85,753,857
Redeemed	(2,118,625)	(20,037,606)	(545,593)	(5,417,069)
	1,719,850	15,778,986	13,264,248	153,677,143
Net increase (decrease)	2,468,407	$22,562,928	14,755,071	$171,552,738

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$13,820,331	$23,515,645	—
Israel	12,280,304	—	—
United Kingdom	1,504,634	82,578,623	—
Other Countries	—	337,775,961	—
Exchange-Traded Funds	2,408,833	—	—
Short-Term Investments	16,976,379	8,772,106	—
	$46,990,481	$452,642,335	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$468,258,097
Gross tax appreciation of investments	$47,519,544
Gross tax depreciation of investments	(16,144,825)
Net tax appreciation (depreciation) of investments	$31,374,719

16

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2022, the fund had accumulated short-term capital losses of $(70,884,862), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
17

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$9.21	0.03	(0.24)	(0.21)	—	—	—	$9.00	(2.28)%	1.43%(4)	1.47%(4)	0.68%(4)	0.64%(4)	59%	$83,705
2022	$15.01	0.02	(3.12)	(3.10)	(0.10)	(2.60)	(2.70)	$9.21	(24.94)%	1.44%	1.48%	0.20%	0.16%	107%	$78,762
2021	$13.16	(0.06)	2.34	2.28	—	(0.43)	(0.43)	$15.01	17.70%	1.44%	1.48%	(0.39)%	(0.43)%	113%	$105,938
2020	$10.61	(0.03)	2.76	2.73	(0.18)	—	(0.18)	$13.16	26.24%	1.47%	1.48%	(0.25)%	(0.26)%	131%	$97,901
2019	$10.56	0.01	1.14	1.15	(0.04)	(1.06)	(1.10)	$10.61	13.13%	1.48%	1.48%	0.14%	0.14%	133%	$93,941
2018	$13.16	0.01	(1.73)	(1.72)	(0.11)	(0.77)	(0.88)	$10.56	(14.20)%	1.47%	1.47%	0.09%	0.09%	140%	$66,042
G Class
2023(3)	$9.44	0.10	(0.25)	(0.15)	(0.07)	—	(0.07)	$9.22	(1.64)%	0.00%(4)(5)	1.12%(4)	2.11%(4)	0.99%(4)	59%	$397,227
2022	$15.34	0.17	(3.16)	(2.99)	(0.31)	(2.60)	(2.91)	$9.44	(23.82)%	0.01%	1.13%	1.63%	0.51%	107%	$390,227
2021	$13.36	0.16	2.35	2.51	(0.10)	(0.43)	(0.53)	$15.34	19.45%	0.01%	1.13%	1.04%	(0.08)%	113%	$430,778
2020	$10.77	0.13	2.80	2.93	(0.34)	—	(0.34)	$13.36	28.03%	0.01%	1.13%	1.21%	0.09%	131%	$397,066
2019	$10.72	0.16	1.13	1.29	(0.18)	(1.06)	(1.24)	$10.77	14.77%	0.01%	1.13%	1.61%	0.49%	133%	$239,174
2018	$13.25	0.20	(1.76)	(1.56)	(0.20)	(0.77)	(0.97)	$10.72	(12.95)%	0.00%(5)	1.12%	1.56%	0.44%	140%	$140,057

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2023 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92628 2307

Semiannual Report

May 31, 2023

International Value Fund
Investor Class (ACEVX)
I Class (ACVUX)
A Class (MEQAX)
C Class (ACCOX)
R Class (ACVRX)
R6 Class (ACVDX)
G Class (ACAFX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Global Stock Returns

After ending 2022 on a disappointing note, global stocks generally rebounded in the first five months of 2023. This bounce back, which occurred despite relentless volatility and ongoing central bank rate hikes, led to six-month gains for most global stock indices.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated through the end of the reporting period. This dynamic, combined with mounting recession worries, prompted investors to recalibrate their monetary policy outlooks. However, with inflation still higher than central bank targets, policymakers continued to raise rates, and markets remained volatile.

Beginning in March, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore market order.
Still, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. Those worries strengthened investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year. In the eurozone, recession worries turned to recession reality, as revised data confirmed the region’s economy contracted in the fourth quarter of 2022 and the first quarter of 2023.

Despite slowing growth and ongoing volatility, most U.S. and global stock indices advanced for the period. Non-U.S. developed markets stocks modestly outperformed U.S. stocks. Meanwhile, global growth concerns and China’s uneven post-COVID-19 reopening weighed on emerging markets stocks, which modestly declined for the period.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and recession risk. In addition, increasingly tense geopolitical considerations complicate the market backdrop.
We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	97.4%
Short-Term Investments	6.1%
Other Assets and Liabilities	(3.5)%

Top Five Countries	% of net assets
United Kingdom	19.6%
Japan	18.9%
France	11.3%
Germany	10.0%
Australia	6.8%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expenses Paid During Period(1) 12/1/22 - 5/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,041.90	$5.70	1.12%
I Class	$1,000	$1,042.10	$4.68	0.92%
A Class	$1,000	$1,039.80	$6.97	1.37%
C Class	$1,000	$1,035.90	$10.76	2.12%
R Class	$1,000	$1,039.60	$8.24	1.62%
R6 Class	$1,000	$1,043.20	$3.92	0.77%
G Class	$1,000	$1,047.20	$0.10	0.02%
Hypothetical
Investor Class	$1,000	$1,019.35	$5.64	1.12%
I Class	$1,000	$1,020.34	$4.63	0.92%
A Class	$1,000	$1,018.10	$6.89	1.37%
C Class	$1,000	$1,014.36	$10.65	2.12%
R Class	$1,000	$1,016.85	$8.15	1.62%
R6 Class	$1,000	$1,021.09	$3.88	0.77%
G Class	$1,000	$1,024.83	$0.10	0.02%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

MAY 31, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.4%
Australia — 6.8%
ANZ Group Holdings Ltd.	734,708	$10,928,461
BHP Group Ltd.	929,653	25,438,186
BlueScope Steel Ltd.	331,536	3,998,370
Fortescue Metals Group Ltd.	851,507	10,662,115
Origin Energy Ltd.	2,762,557	14,970,138
Rio Tinto Ltd.	30,295	2,111,078
Sonic Healthcare Ltd.	486,609	11,129,325
South32 Ltd.	3,674,440	9,393,889
Westpac Banking Corp.	60,976	818,520
Woodside Energy Group Ltd.	52,138	1,153,659
		90,603,741
Austria — 0.8%
Erste Group Bank AG	229,007	7,439,344
OMV AG	75,425	3,369,124
		10,808,468
Belgium — 0.4%
UCB SA	63,444	5,540,671
Canada — 3.5%
AltaGas Ltd.	275,808	4,677,053
Bank of Nova Scotia	26,122	1,261,746
Brookfield Asset Management Ltd., Class A(1)	127,907	3,910,232
Cenovus Energy, Inc.	268,488	4,289,875
Great-West Lifeco, Inc.(1)	323,940	9,170,545
Manulife Financial Corp.	531,653	9,849,777
Power Corp. of Canada	309,708	8,017,045
Restaurant Brands International, Inc.	70,331	5,106,316
		46,282,589
Denmark — 0.7%
AP Moller - Maersk A/S, B Shares	5,656	9,518,975
Finland — 0.3%
Nokia Oyj	976,974	3,952,276
France — 11.3%
Air Liquide SA	23,489	3,935,647
ArcelorMittal SA(1)	209,984	5,237,779
AXA SA	431,740	12,240,122
BNP Paribas SA(1)	120,560	7,009,147
Cie de Saint-Gobain	312,218	17,338,863
Credit Agricole SA(1)	1,252,511	14,398,159
Engie SA	531,132	7,986,421
L'Oreal SA	15,759	6,747,152
Publicis Groupe SA	150,892	11,206,424
Safran SA	35,402	5,141,952
Sanofi(1)	116,886	11,925,525
Schneider Electric SE	20,472	3,541,630
Societe Generale SA(1)	509,667	11,865,286
TotalEnergies SE	579,411	32,696,618
		151,270,725
6

	Shares	Value
Germany — 10.0%
Allianz SE	126,464	$27,082,084
BASF SE	262,612	12,489,339
Bayerische Motoren Werke AG	18,814	2,051,766
Deutsche Post AG	221,386	9,983,142
E.ON SE	1,644,559	19,937,489
Henkel AG & Co. KGaA, Preference Shares	172,866	13,797,027
Mercedes-Benz Group AG	124,590	9,313,544
SAP SE	52,214	6,846,598
Siemens AG	153,596	25,276,206
Volkswagen AG, Preference Shares	56,404	7,066,388
		133,843,583
Hong Kong — 3.0%
CK Asset Holdings Ltd.	1,583,000	8,532,625
CK Hutchison Holdings Ltd.	472,000	2,845,537
Power Assets Holdings Ltd.	1,585,500	8,537,630
Sun Hung Kai Properties Ltd.	598,000	7,618,884
Swire Pacific Ltd., Class A	738,500	4,930,854
WH Group Ltd.	15,993,500	8,361,283
		40,826,813
Ireland — 0.7%
CRH PLC	205,644	9,731,614
Israel — 1.0%
Bank Hapoalim BM	490,751	3,950,517
Bank Leumi Le-Israel BM	253,751	1,779,511
ICL Group Ltd.	499,420	2,719,345
Nice Ltd.(2)	22,541	4,622,239
		13,071,612
Italy — 4.2%
Assicurazioni Generali SpA	967,160	18,373,133
Intesa Sanpaolo SpA	7,701,162	17,885,587
Mediobanca Banca di Credito Finanziario SpA	448,134	4,953,516
Stellantis NV(1)	975,886	14,870,981
		56,083,217
Japan — 18.9%
AGC, Inc.(1)	64,100	2,334,803
Astellas Pharma, Inc.	416,100	6,583,595
Canon, Inc.(1)	575,100	14,254,944
Hitachi Ltd.	61,300	3,527,967
Honda Motor Co. Ltd.	520,200	14,802,143
Inpex Corp.	1,273,600	13,382,305
ITOCHU Corp.(1)	523,900	17,685,801
Japan Post Bank Co. Ltd.	465,300	3,473,735
Japan Post Insurance Co. Ltd.	256,300	3,841,721
KDDI Corp.	89,400	2,756,337
Marubeni Corp.	789,700	11,254,215
Mitsubishi Corp.	561,900	22,464,764
Mitsubishi Electric Corp.	513,800	6,687,895
Mitsui & Co. Ltd.	663,800	20,916,343
Mizuho Financial Group, Inc.	605,100	8,894,896
MS&AD Insurance Group Holdings, Inc.	321,600	11,019,991
Nippon Yusen KK(1)	245,200	5,218,302
7

	Shares	Value
Otsuka Holdings Co. Ltd.	153,600	$5,698,825
Panasonic Holdings Corp.	677,200	7,073,140
Sompo Holdings, Inc.	139,100	5,654,725
SUMCO Corp.	228,700	3,255,390
Sumitomo Corp.	388,800	7,337,943
Sumitomo Mitsui Financial Group, Inc.	479,600	19,462,961
Takeda Pharmaceutical Co. Ltd.	673,100	21,422,121
Tokyo Gas Co. Ltd.	301,200	6,417,055
Toyota Motor Corp.	576,600	7,854,334
		253,276,251
Netherlands — 4.6%
Aegon NV	1,191,434	5,235,368
Coca-Cola Europacific Partners PLC	167,478	10,448,952
ING Groep NV	1,115,992	13,750,237
Koninklijke Ahold Delhaize NV	558,635	17,710,039
NN Group NV	185,008	6,674,570
Randstad NV	159,538	7,826,248
		61,645,414
Norway — 1.0%
Norsk Hydro ASA	858,135	5,193,713
Telenor ASA	199,929	2,055,838
Yara International ASA(1)	166,822	6,233,960
		13,483,511
Singapore — 0.7%
Jardine Cycle & Carriage Ltd.	194,800	4,656,284
Singapore Telecommunications Ltd.	2,529,100	4,652,254
		9,308,538
South Korea — 0.3%
Samsung SDI Co. Ltd.	6,667	3,601,510
Spain — 3.0%
Banco Bilbao Vizcaya Argentaria SA	2,909,787	19,130,932
Endesa SA	451,373	9,788,172
Iberdrola SA	144,851	1,768,894
Industria de Diseno Textil SA	292,847	9,797,417
		40,485,415
Sweden — 1.4%
H & M Hennes & Mauritz AB, B Shares(1)	948,400	11,849,531
Kinnevik AB, Class B(2)	260,548	3,760,913
Telia Co. AB	1,501,691	3,501,767
		19,112,211
Switzerland — 4.7%
ABB Ltd.	115,400	4,215,231
Holcim AG(2)	149,871	9,259,614
Kuehne + Nagel International AG	19,215	5,478,025
Novartis AG	321,937	30,856,604
Roche Holding AG	26,246	8,359,584
Swiss Re AG	42,765	4,287,069
		62,456,127
Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	259,000	4,687,338
United Kingdom — 19.6%
3i Group PLC	204,745	4,994,746
8

	Shares	Value
abrdn PLC	1,724,738	$4,273,817
Anglo American PLC	513,995	14,159,679
Aviva PLC	1,656,153	8,130,484
Barclays PLC	7,562,562	14,282,442
Barratt Developments PLC	2,187,423	12,639,523
BP PLC	5,552,951	31,196,599
GSK PLC	819,126	13,748,385
Haleon PLC	1,830,631	7,241,446
HSBC Holdings PLC	3,049,986	22,354,273
J Sainsbury PLC	3,943,996	13,291,474
Kingfisher PLC	1,809,388	5,204,503
Land Securities Group PLC	228,065	1,713,409
Legal & General Group PLC	3,309,486	9,406,723
Lloyds Banking Group PLC	5,839,381	3,217,310
NatWest Group PLC	2,347,673	7,606,882
Persimmon PLC	209,604	3,137,587
Rio Tinto PLC	294,836	17,422,308
Shell PLC	1,073,397	29,510,866
Standard Chartered PLC	783,057	6,171,059
Tesco PLC	5,059,604	16,440,719
Vodafone Group PLC	16,835,449	16,009,332
		262,153,566
United States — 0.2%
NXP Semiconductors NV	15,569	2,788,408
TOTAL COMMON STOCKS (Cost $1,244,766,415)		1,304,532,573
SHORT-TERM INVESTMENTS — 6.1%
Money Market Funds — 4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	33,361	33,361
State Street Navigator Securities Lending Government Money Market Portfolio(3)	61,993,501	61,993,501
		62,026,862
Repurchase Agreements — 1.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 11/30/28 - 11/15/43, valued at $2,576,921), in a joint trading account at 5.01%, dated 5/31/23, due 6/1/23 (Delivery value $2,521,139)		2,520,788
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 2/15/32, valued at $16,720,892), at 5.05%, dated 5/31/23, due 6/1/23 (Delivery value $16,395,300)		16,393,000
		18,913,788
TOTAL SHORT-TERM INVESTMENTS (Cost $80,940,650)		80,940,650
TOTAL INVESTMENT SECURITIES — 103.5% (Cost $1,325,707,065)		1,385,473,223
OTHER ASSETS AND LIABILITIES — (3.5)%		(46,503,620)
TOTAL NET ASSETS — 100.0%		$1,338,969,603

9

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	26.7%
Industrials	14.6%
Materials	10.4%
Health Care	8.6%
Energy	8.5%
Consumer Discretionary	8.3%
Consumer Staples	6.9%
Utilities	5.6%
Information Technology	3.3%
Communication Services	2.8%
Real Estate	1.7%
Short-Term Investments	6.1%
Other Assets and Liabilities	(3.5)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $96,131,574. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $101,780,701, which includes securities collateral of $39,787,200.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

MAY 31, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,263,713,564) — including $96,131,574 of securities on loan	$1,323,479,722
Investment made with cash collateral received for securities on loan, at value (cost of $61,993,501)	61,993,501
Total investment securities, at value (cost of $1,325,707,065)	1,385,473,223
Foreign currency holdings, at value (cost of $252)	251
Receivable for capital shares sold	358,658
Dividends and interest receivable	15,602,783
Securities lending receivable	238,993
1,401,673,908

Liabilities
Payable for collateral received for securities on loan	61,993,501
Payable for capital shares redeemed	409,855
Accrued management fees	252,633
Distribution and service fees payable	1,776
Accrued other expenses	46,540
62,704,305

Net Assets	$1,338,969,603

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,439,355,892
Distributable earnings (loss)	(100,386,289)
$1,338,969,603

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$207,893,918	27,326,643	$7.61
I Class, $0.01 Par Value	$50,941,058	6,711,497	$7.59
A Class, $0.01 Par Value	$5,595,109	730,483	$7.66
C Class, $0.01 Par Value	$304,673	39,916	$7.63
R Class, $0.01 Par Value	$641,410	84,100	$7.63
R6 Class, $0.01 Par Value	$850,907	112,162	$7.59
G Class, $0.01 Par Value	$1,072,742,528	140,740,997	$7.62
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $8.13 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $5,657,051)	$43,839,239
Securities lending, net	671,650
Interest	265,262
44,776,151

Expenses:
Management fees	5,687,994
Distribution and service fees:
A Class	7,211
C Class	1,612
R Class	1,543
Directors' fees and expenses	22,724
Other expenses	83,636
5,804,720
Fees waived - G Class	(4,219,719)
1,585,001

Net investment income (loss)	43,191,150

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	18,857,457
Foreign currency translation transactions	(5,840)
18,851,617

Change in net unrealized appreciation (depreciation) on:
Investments	5,751,169
Translation of assets and liabilities in foreign currencies	(378,202)
5,372,967

Net realized and unrealized gain (loss)	24,224,584

Net Increase (Decrease) in Net Assets Resulting from Operations	$67,415,734

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2022
Increase (Decrease) in Net Assets	May 31, 2023	November 30, 2022
Operations
Net investment income (loss)	$43,191,150	$44,915,521
Net realized gain (loss)	18,851,617	(110,037,725)
Change in net unrealized appreciation (depreciation)	5,372,967	21,921,974
Net increase (decrease) in net assets resulting from operations	67,415,734	(43,200,230)

Distributions to Shareholders
From earnings:
Investor Class	(5,178,587)	(699,499)
I Class	(1,348,681)	(2,345,967)
A Class	(126,749)	(279,208)
C Class	(6,798)	(24,071)
R Class	(11,230)	(35,572)
R6 Class	(21,073)	(40,515)
G Class	(37,229,430)	(34)
Decrease in net assets from distributions	(43,922,548)	(3,424,866)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(8,037,099)	1,299,648,521

Net increase (decrease) in net assets	15,456,087	1,253,023,425

Net Assets
Beginning of period	1,323,513,516	70,490,091
End of period	$1,338,969,603	$1,323,513,516

See Notes to Financial Statements.
13

Notes to Financial Statements

MAY 31, 2023 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on April 1, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$61,993,501	—	—	—	$61,993,501
Gross amount of recognized liabilities for securities lending transactions					$61,993,501
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 53% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class	G Class
1.10%	0.90%	1.10%	1.10%	1.10%	0.75%	0.00%(1)
(1)Annual management fee before waiver was 0.75%.

16

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,140,724 and $263,753, respectively. The effect of interfund transactions on the Statement of Operations was $12,120 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2023 were $681,552,233 and $723,468,274, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2023		Year ended November 30, 2022(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		280,000,000
Sold	569,398	$4,339,952	527,783	$4,205,239
Issued in connection with reorganization (Note 9)	—	—	26,602,023	207,432,134
Issued in reinvestment of distributions	709,366	5,171,278	82,397	677,909
Redeemed	(1,945,059)	(15,056,708)	(990,344)	(7,470,698)
	(666,295)	(5,545,478)	26,221,859	204,844,584
I Class/Shares Authorized	100,000,000		40,000,000
Sold	776,038	5,961,145	2,201,111	16,118,089
Issued in reinvestment of distributions	185,361	1,347,573	285,829	2,345,524
Redeemed	(1,172,213)	(9,003,730)	(1,169,113)	(8,828,294)
	(210,814)	(1,695,012)	1,317,827	9,635,319
A Class/Shares Authorized	25,000,000		30,000,000
Sold	51,622	395,295	40,645	296,546
Issued in reinvestment of distributions	17,125	125,866	33,420	277,341
Redeemed	(71,694)	(563,817)	(101,701)	(774,855)
	(2,947)	(42,656)	(27,636)	(200,968)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	1,133	8,938	1,457	11,252
Issued in reinvestment of distributions	925	6,798	2,898	24,071
Redeemed	(12,749)	(94,823)	(41,469)	(322,106)
	(10,691)	(79,087)	(37,114)	(286,783)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	23,279	180,063	26,779	207,175
Issued in reinvestment of distributions	1,528	11,197	4,288	35,501
Redeemed	(43,975)	(329,327)	(34,390)	(283,856)
	(19,168)	(138,067)	(3,323)	(41,180)
R6 Class/Shares Authorized	30,000,000		40,000,000
Sold	12,031	92,506	27,230	211,421
Issued in reinvestment of distributions	2,903	21,073	4,941	40,515
Redeemed	(6,517)	(48,337)	(22,473)	(181,360)
	8,417	65,242	9,698	70,576
G Class/Shares Authorized	1,750,000,000		925,000,000
Sold	17,307,735	129,851,974	11,949,751	83,412,748
Issued in connection with reorganization (Note 9)	—	—	138,420,662	1,077,211,960
Issued in reinvestment of distributions	5,120,967	37,229,430	4	34
Redeemed	(21,903,700)	(167,683,445)	(10,154,422)	(74,997,769)
	525,002	(602,041)	140,215,995	1,085,626,973
Net increase (decrease)	(376,496)	$(8,037,099)	167,697,306	$1,299,648,521
(1)April 1, 2022 (commencement of sale) through November 30, 2022 for the G Class.
18

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$13,237,360	$1,291,295,213	—
Short-Term Investments	62,026,862	18,913,788	—
	$75,264,222	$1,310,209,001	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

19

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,333,215,053
Gross tax appreciation of investments	$112,933,413
Gross tax depreciation of investments	(60,675,243)
Net tax appreciation (depreciation) of investments	$52,258,170

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2022, the fund had accumulated short-term capital losses of $(195,385,665) and accumulated long-term capital losses of $(16,925,611), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. As a result of a shift in ownership of the fund, the utilization of these capital losses in any given year are limited. Any remaining accumulated gains after application of this limitation will be distributed to shareholders.

9. Reorganization

On December 2, 2021, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of NT International Value Fund, one fund in a series issued by the corporation, were transferred to International Value Fund in exchange for shares of International Value Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of International Value Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on April 22, 2022.

The reorganization was accomplished by a tax-free exchange of shares. On April 22, 2022, NT International Value Fund exchanged its shares for shares of International Value Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
NT International Value Fund – Investor Class	23,686,733	International Value Fund – Investor Class	26,602,023
NT International Value Fund – G Class	122,935,246	International Value Fund – G Class	138,420,662

The net assets of NT International Value Fund and International Value Fund immediately before the reorganization were $1,284,644,094 and $71,057,510, respectively. NT International Value Fund's unrealized appreciation of $29,633,766 was combined with that of International Value Fund. Immediately after the reorganization, the combined net assets were $1,355,701,604.

Assuming the reorganization had been completed on December 1, 2021, the beginning of the annual reporting period, the pro forma results of operations for the period ended November 30, 2022 are as follows:

Net investment income (loss)	$66,220,228
Net realized and unrealized gain (loss)	(133,494,908)
Net increase (decrease) in net assets resulting from operations	$(67,274,680)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NT International Value Fund that have been included in the fund’s Statement of Operations since April 22, 2022.
20

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$7.49	0.21	0.10	0.31	(0.19)	$7.61	4.19%	1.12%(4)	1.12%(4)	5.27%(4)	5.27%(4)	49%	$207,894
2022	$8.37	0.35	(0.84)	(0.49)	(0.39)	$7.49	(6.24)%	1.14%	1.14%	4.89%	4.89%	151%	$209,685
2021	$7.82	0.23	0.50	0.73	(0.18)	$8.37	9.30%	1.10%	1.10%	2.57%	2.57%	124%	$14,827
2020	$7.57	0.15	0.33	0.48	(0.23)	$7.82	6.69%	1.21%	1.22%	2.16%	2.15%	91%	$12,633
2019	$7.61	0.23	0.02	0.25	(0.29)	$7.57	3.41%	1.34%	1.34%	3.13%	3.13%	87%	$9,136
2018	$8.96	0.21	(1.27)	(1.06)	(0.29)	$7.61	(12.25)%	1.30%	1.30%	2.56%	2.56%	80%	$11,008
I Class
2023(3)	$7.48	0.22	0.09	0.31	(0.20)	$7.59	4.21%	0.92%(4)	0.92%(4)	5.47%(4)	5.47%(4)	49%	$50,941
2022	$8.36	0.33	(0.80)	(0.47)	(0.41)	$7.48	(6.04)%	0.94%	0.94%	5.09%	5.09%	151%	$51,756
2021	$7.81	0.24	0.51	0.75	(0.20)	$8.36	9.54%	0.90%	0.90%	2.77%	2.77%	124%	$46,842
2020	$7.57	0.16	0.33	0.49	(0.25)	$7.81	6.93%	1.01%	1.02%	2.36%	2.35%	91%	$29,898
2019	$7.62	0.25	0.01	0.26	(0.31)	$7.57	3.53%	1.14%	1.14%	3.33%	3.33%	87%	$18,981
2018	$8.97	0.22	(1.26)	(1.04)	(0.31)	$7.62	(12.05)%	1.10%	1.10%	2.76%	2.76%	80%	$7,434

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$7.54	0.20	0.09	0.29	(0.17)	$7.66	3.98%	1.37%(4)	1.37%(4)	5.02%(4)	5.02%(4)	49%	$5,595
2022	$8.42	0.30	(0.81)	(0.51)	(0.37)	$7.54	(6.46)%	1.39%	1.39%	4.64%	4.64%	151%	$5,527
2021	$7.86	0.20	0.52	0.72	(0.16)	$8.42	9.10%	1.35%	1.35%	2.32%	2.32%	124%	$6,407
2020	$7.60	0.13	0.33	0.46	(0.20)	$7.86	6.32%	1.46%	1.47%	1.91%	1.90%	91%	$6,176
2019	$7.64	0.22	0.01	0.23	(0.27)	$7.60	3.08%	1.59%	1.59%	2.88%	2.88%	87%	$6,532
2018	$8.99	0.19	(1.27)	(1.08)	(0.27)	$7.64	(12.43)%	1.55%	1.55%	2.31%	2.31%	80%	$7,651
C Class
2023(3)	$7.50	0.16	0.10	0.26	(0.13)	$7.63	3.59%	2.12%(4)	2.12%(4)	4.27%(4)	4.27%(4)	49%	$305
2022	$8.37	0.23	(0.80)	(0.57)	(0.30)	$7.50	(7.13)%	2.14%	2.14%	3.89%	3.89%	151%	$379
2021	$7.82	0.12	0.52	0.64	(0.09)	$8.37	8.19%	2.10%	2.10%	1.57%	1.57%	124%	$734
2020	$7.51	0.07	0.34	0.41	(0.10)	$7.82	5.65%	2.21%	2.22%	1.16%	1.15%	91%	$926
2019	$7.54	0.16	0.01	0.17	(0.20)	$7.51	2.29%	2.34%	2.34%	2.13%	2.13%	87%	$1,400
2018	$8.87	0.13	(1.26)	(1.13)	(0.20)	$7.54	(13.04)%	2.30%	2.30%	1.56%	1.56%	80%	$2,224

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$7.50	0.19	0.10	0.29	(0.16)	$7.63	3.96%	1.62%(4)	1.62%(4)	4.77%(4)	4.77%(4)	49%	$641
2022	$8.38	0.27	(0.81)	(0.54)	(0.34)	$7.50	(6.74)%	1.64%	1.64%	4.39%	4.39%	151%	$775
2021	$7.83	0.18	0.51	0.69	(0.14)	$8.38	8.73%	1.60%	1.60%	2.07%	2.07%	124%	$893
2020	$7.55	0.12	0.33	0.45	(0.17)	$7.83	6.16%	1.71%	1.72%	1.66%	1.65%	91%	$848
2019	$7.58	0.19	0.02	0.21	(0.24)	$7.55	2.91%	1.84%	1.84%	2.63%	2.63%	87%	$575
2018	$8.93	0.18	(1.29)	(1.11)	(0.24)	$7.58	(12.74)%	1.80%	1.80%	2.06%	2.06%	80%	$672
R6 Class
2023(3)	$7.48	0.23	0.08	0.31	(0.20)	$7.59	4.32%	0.77%(4)	0.77%(4)	5.62%(4)	5.62%(4)	49%	$851
2022	$8.36	0.34	(0.80)	(0.46)	(0.42)	$7.48	(5.89)%	0.79%	0.79%	5.24%	5.24%	151%	$776
2021	$7.81	0.27	0.49	0.76	(0.21)	$8.36	9.71%	0.75%	0.75%	2.92%	2.92%	124%	$786
2020	$7.58	0.18	0.32	0.50	(0.27)	$7.81	7.08%	0.86%	0.87%	2.51%	2.50%	91%	$1,027
2019	$7.63	0.26	0.01	0.27	(0.32)	$7.58	3.72%	0.99%	0.99%	3.48%	3.48%	87%	$6,513
2018	$8.98	0.26	(1.29)	(1.03)	(0.32)	$7.63	(11.91)%	0.95%	0.95%	2.91%	2.91%	80%	$16,485
G Class
2023(3)	$7.52	0.24	0.10	0.34	(0.24)	$7.62	4.72%	0.02%(4)	0.77%(4)	6.37%(4)	5.62%(4)	49%	$1,072,743
2022(5)	$8.18	0.28	(0.83)	(0.55)	(0.11)	$7.52	(6.80)%	0.03%(4)	0.78%(4)	6.05%(4)	5.30%(4)	151%(6)	$1,054,615

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2023 (unaudited).
(4)Annualized.
(5)April 1, 2022 (commencement of sale) through November 30, 2022.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92632 2307

Semiannual Report

May 31, 2023

Non-U.S. Intrinsic Value Fund
Investor Class (ANTUX)
I Class (ANVHX)
A Class (ANVLX)
R Class (ANVRX)
R6 Class (ANVMX)
G Class (ANTGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Global Stock Returns

After ending 2022 on a disappointing note, global stocks generally rebounded in the first five months of 2023. This bounce back, which occurred despite relentless volatility and ongoing central bank rate hikes, led to six-month gains for most global stock indices.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated through the end of the reporting period. This dynamic, combined with mounting recession worries, prompted investors to recalibrate their monetary policy outlooks. However, with inflation still higher than central bank targets, policymakers continued to raise rates, and markets remained volatile.

Beginning in March, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore market order.
Still, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. Those worries strengthened investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year. In the eurozone, recession worries turned to recession reality, as revised data confirmed the region’s economy contracted in the fourth quarter of 2022 and the first quarter of 2023.

Despite slowing growth and ongoing volatility, most U.S. and global stock indices advanced for the period. Non-U.S. developed markets stocks modestly outperformed U.S. stocks. Meanwhile, global growth concerns and China’s uneven post-COVID-19 reopening weighed on emerging markets stocks, which modestly declined for the period.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and recession risk. In addition, increasingly tense geopolitical considerations complicate the market backdrop.
We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 31, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	98.3%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.9%

Top Five Countries	% of net assets
United Kingdom	28.4%
France	14.5%
China	9.7%
Germany	9.3%
Brazil	8.9%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expenses Paid During Period(1) 12/1/22 - 5/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,108.80	$6.41	1.22%
I Class	$1,000	$1,108.50	$5.36	1.02%
A Class	$1,000	$1,107.40	$7.72	1.47%
R Class	$1,000	$1,104.80	$9.03	1.72%
R6 Class	$1,000	$1,110.60	$4.58	0.87%
G Class	$1,000	$1,115.70	$0.37	0.07%
Hypothetical
Investor Class	$1,000	$1,018.85	$6.14	1.22%
I Class	$1,000	$1,019.85	$5.14	1.02%
A Class	$1,000	$1,017.60	$7.39	1.47%
R Class	$1,000	$1,016.36	$8.65	1.72%
R6 Class	$1,000	$1,020.59	$4.38	0.87%
G Class	$1,000	$1,024.58	$0.35	0.07%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

MAY 31, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.3%
Belgium — 2.1%
UCB SA	130,886	$11,430,493
Brazil — 8.9%
Banco Bradesco SA	7,011,626	18,284,709
Banco do Brasil SA	1,540,800	13,609,140
TIM SA	6,482,900	17,736,513
		49,630,362
Canada — 3.9%
ERO Copper Corp.(1)	558,432	9,243,438
Linamar Corp.	274,627	12,158,440
		21,401,878
China — 9.7%
Alibaba Group Holding Ltd.(1)	1,220,300	12,144,879
Autohome, Inc., ADR	288,275	8,250,431
Baidu, Inc., Class A(1)	702,750	10,790,122
JD.com, Inc., Class A	439,614	7,162,016
Tencent Holdings Ltd.	390,200	15,441,897
		53,789,345
France — 14.5%
BNP Paribas SA	199,967	11,625,731
Cie de Saint-Gobain	216,261	12,009,941
Eiffage SA	116,947	12,489,092
Rexel SA(1)	767,006	15,745,672
Sanofi	226,195	23,077,992
Sanofi, ADR	112,133	5,721,026
		80,669,454
Germany — 9.3%
Bayerische Motoren Werke AG	181,948	19,842,391
Continental AG	233,939	15,614,864
Mercedes-Benz Group AG	218,026	16,298,216
		51,755,471
Ireland — 3.4%
Smurfit Kappa Group PLC	523,800	18,663,079
Italy — 0.4%
UniCredit SpA	124,927	2,408,877
Japan — 5.3%
SUMCO Corp.	1,641,500	23,365,644
Takeda Pharmaceutical Co. Ltd.	197,900	6,298,377
		29,664,021
Netherlands — 1.8%
Signify NV	393,799	10,049,185
Russia†
MMC Norilsk Nickel PJSC(2)	76,933	—
South Korea — 5.1%
Hyundai Mobis Co. Ltd.	83,097	13,949,597
Samsung Electronics Co. Ltd.	271,934	14,589,385
		28,538,982
6

	Shares	Value
Switzerland — 5.5%
Adecco Group AG	570,009	$17,032,648
Roche Holding AG	42,023	13,384,698
		30,417,346
United Kingdom — 28.4%
ASOS PLC(1)	769,516	3,303,971
AstraZeneca PLC, ADR	263,268	19,239,625
Barclays PLC	8,497,121	16,047,424
Barratt Developments PLC	2,519,852	14,560,388
GSK PLC	1,425,624	23,927,977
Hikma Pharmaceuticals PLC	581,612	12,999,954
IMI PLC	338,106	6,719,252
Kingfisher PLC	3,247,395	9,340,770
Mondi PLC	596,784	9,251,269
Nomad Foods Ltd.(1)	111,376	1,898,961
Standard Chartered PLC	1,195,456	9,421,063
Taylor Wimpey PLC	10,009,209	14,256,441
WPP PLC	1,577,425	16,766,818
		157,733,913
TOTAL COMMON STOCKS (Cost $554,030,379)		546,152,406
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,520	7,520
Repurchase Agreements — 0.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 3.75%, 11/30/28 - 11/15/43, valued at $579,743), in a joint trading account at 5.01%, dated 5/31/23, due 6/1/23 (Delivery value $567,193)		567,114
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 3/31/30, valued at $3,761,827), at 5.05%, dated 5/31/23, due 6/1/23 (Delivery value $3,688,517)		3,688,000
		4,255,114
TOTAL SHORT-TERM INVESTMENTS (Cost $4,262,634)		4,262,634
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $558,293,013)		550,415,040
OTHER ASSETS AND LIABILITIES — 0.9%		4,810,192
TOTAL NET ASSETS — 100.0%		$555,225,232

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	25.0%
Health Care	20.9%
Industrials	13.3%
Financials	12.8%
Communication Services	12.4%
Materials	6.8%
Information Technology	6.8%
Consumer Staples	0.3%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.9%

7

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security may be subject to resale, redemption or transferability restrictions.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

MAY 31, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $558,293,013)	$550,415,040
Foreign currency holdings, at value (cost of $1,386,600)	769
Receivable for capital shares sold	533,693
Dividends and interest receivable	4,760,136
555,709,638

Liabilities
Payable for capital shares redeemed	193,090
Accrued management fees	126,056
Accrued foreign withholding tax reclaim expenses	165,260
484,406

Net Assets	$555,225,232

Net Assets Consist of:
Capital (par value and paid-in surplus)	$526,297,154
Distributable earnings (loss)	28,928,078
$555,225,232

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$120,752,570	12,858,499	$9.39
I Class, $0.01 Par Value	$3,230,296	343,932	$9.39
A Class, $0.01 Par Value	$18,658	1,990	$9.38
R Class, $0.01 Par Value	$126,496	13,514	$9.36
R6 Class, $0.01 Par Value	$5,260	550	$9.56
G Class, $0.01 Par Value	$431,091,952	45,544,439	$9.47
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.95 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of Class A.

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,501,831)	$16,214,291
Interest	84,992
16,299,283

Expenses:
Management fees	2,498,343
Distribution and service fees:
A Class	20
R Class	279
Directors' fees and expenses	9,349
Foreign withholding tax reclaim expenses	182,284
Other expenses	18,175
2,708,450
Fees waived - G Class	(1,791,512)
916,938

Net investment income (loss)	15,382,345

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	33,207,649
Foreign currency translation transactions	(259,602)
32,948,047

Change in net unrealized appreciation (depreciation) on:
Investments	12,133,700
Translation of assets and liabilities in foreign currencies	12,566
12,146,266

Net realized and unrealized gain (loss)	45,094,313

Net Increase (Decrease) in Net Assets Resulting from Operations	$60,476,658

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2023 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2022
Increase (Decrease) in Net Assets	May 31, 2023	November 30, 2022
Operations
Net investment income (loss)	$15,382,345	$27,097,740
Net realized gain (loss)	32,948,047	(1,798,500)
Change in net unrealized appreciation (depreciation)	12,146,266	(44,074,490)
Net increase (decrease) in net assets resulting from operations	60,476,658	(18,775,250)

Distributions to Shareholders
From earnings:
Investor Class	(4,999,905)	(7,073,080)
I Class	(65,407)	(9,012)
A Class	(593)	(534)
R Class	(3,141)	(1,406)
R6 Class	(228)	(234)
G Class	(24,116,165)	(28,796,193)
Decrease in net assets from distributions	(29,185,439)	(35,880,459)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(81,767,611)	9,376,069

Net increase (decrease) in net assets	(50,476,392)	(45,279,640)

Net Assets
Beginning of period	605,701,624	650,981,264
End of period	$555,225,232	$605,701,624

See Notes to Financial Statements.
11

Notes to Financial Statements

MAY 31, 2023 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Non-U.S. Intrinsic Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital appreciation.

The fund offers the Investor Class, I Class, A Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 51% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	R Class	R6 Class	G Class
1.15%	0.95%	1.15%	1.15%	0.80%	0.00%(1)
(1)Annual management fee before waiver was 0.80%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Foreign Withholding Tax Reclaim Expenses — The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The fund may incur expenses in association with recovery of such taxes. The impact of foreign withholding tax reclaim expenses to the annualized ratio of operating expenses to average net assets was 0.06% for the period ended May 31, 2023.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $1,820,245 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $1,145,769 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2023 were $186,309,700 and $288,385,981, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2023		Year ended November 30, 2022
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	150,000,000		130,000,000
Sold	995,844	$9,615,991	1,519,386	$14,748,158
Issued in reinvestment of distributions	585,447	4,999,719	735,130	7,071,954
Redeemed	(4,312,016)	(38,927,766)	(2,336,943)	(20,948,979)
	(2,730,725)	(24,312,056)	(82,427)	871,133
I Class/Shares Authorized	40,000,000		40,000,000
Sold	255,839	2,425,346	148,660	1,470,079
Issued in reinvestment of distributions	1,418	12,093	920	8,837
Redeemed	(68,243)	(663,083)	(14,552)	(120,996)
	189,014	1,774,356	135,028	1,357,920
A Class/Shares Authorized	35,000,000		40,000,000
Sold	369	3,458	188	1,500
Issued in reinvestment of distributions	70	593	55	534
	439	4,051	243	2,034
R Class/Shares Authorized	35,000,000		40,000,000
Sold	20,748	195,970	12,901	113,679
Issued in reinvestment of distributions	368	3,141	146	1,406
Redeemed	(16,200)	(152,819)	(7,656)	(69,811)
	4,916	46,292	5,391	45,274
R6 Class/Shares Authorized	35,000,000		40,000,000
Issued in reinvestment of distributions	26	228	24	234
G Class/Shares Authorized	600,000,000		340,000,000
Sold	1,012,030	9,448,272	8,004,444	72,183,755
Issued in reinvestment of distributions	2,817,309	24,116,165	2,987,157	28,796,193
Redeemed	(10,085,603)	(92,844,919)	(9,486,129)	(93,880,474)
	(6,256,264)	(59,280,482)	1,505,472	7,099,474
Net increase (decrease)	(8,792,594)	$(81,767,611)	1,563,731	$9,376,069

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$8,250,431	$45,538,914	—
France	5,721,026	74,948,428	—
United Kingdom	21,138,586	136,595,327	—
Other Countries	—	253,959,694	—
Short-Term Investments	7,520	4,255,114	—
	$35,117,563	$515,297,477	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$572,414,465
Gross tax appreciation of investments	$55,813,788
Gross tax depreciation of investments	(77,813,213)
Net tax appreciation (depreciation) of investments	$(21,999,425)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$8.88	0.22	0.69	0.91	(0.34)	(0.06)	(0.40)	$9.39	10.88%	1.22%(4)	1.22%(4)	4.49%(4)	4.49%(4)	33%	$120,753
2022	$9.76	0.32	(0.76)	(0.44)	(0.16)	(0.28)	(0.44)	$8.88	(5.03)%	1.16%	1.16%	3.59%	3.59%	67%	$138,382
2021	$8.98	0.18	0.72	0.90	(0.12)	—	(0.12)	$9.76	10.15%	1.25%	1.25%	1.76%	1.76%	54%	$152,993
2020	$10.61	0.13	(1.31)	(1.18)	(0.32)	(0.13)	(0.45)	$8.98	(11.75)%	1.31%	1.31%	1.60%	1.60%	68%	$107,655
2019(5)	$10.00	0.31	0.34	0.65	(0.04)	—	(0.04)	$10.61	6.59%	1.31%(4)	1.31%(4)	3.04%(4)	3.04%(4)	85%	$101,934
I Class
2023(3)	$8.89	0.31	0.61	0.92	(0.36)	(0.06)	(0.42)	$9.39	10.85%	1.02%(4)	1.02%(4)	4.69%(4)	4.69%(4)	33%	$3,230
2022	$9.78	0.33	(0.76)	(0.43)	(0.18)	(0.28)	(0.46)	$8.89	(4.81)%	0.96%	0.96%	3.79%	3.79%	67%	$1,377
2021	$8.99	0.19	0.74	0.93	(0.14)	—	(0.14)	$9.78	10.47%	1.05%	1.05%	1.96%	1.96%	54%	$194
2020(6)	$10.45	0.15	(1.16)	(1.01)	(0.32)	(0.13)	(0.45)	$8.99	(10.29)%	1.11%(4)	1.11%(4)	1.80%(4)	1.80%(4)	68%(7)	$4
A Class
2023(3)	$8.85	0.23	0.68	0.91	(0.32)	(0.06)	(0.38)	$9.38	10.74%	1.47%(4)	1.47%(4)	4.24%(4)	4.24%(4)	33%	$19
2022	$9.73	0.29	(0.76)	(0.47)	(0.13)	(0.28)	(0.41)	$8.85	(5.28)%	1.41%	1.41%	3.34%	3.34%	67%	$14
2021	$8.96	0.16	0.71	0.87	(0.10)	—	(0.10)	$9.73	9.89%	1.50%	1.50%	1.51%	1.51%	54%	$13
2020(6)	$10.45	0.11	(1.15)	(1.04)	(0.32)	(0.13)	(0.45)	$8.96	(10.62)%	1.56%(4)	1.56%(4)	1.35%(4)	1.35%(4)	68%(7)	$4

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$8.83	0.22	0.67	0.89	(0.30)	(0.06)	(0.36)	$9.36	10.48%	1.72%(4)	1.72%(4)	3.99%(4)	3.99%(4)	33%	$126
2022	$9.71	0.26	(0.75)	(0.49)	(0.11)	(0.28)	(0.39)	$8.83	(5.43)%	1.66%	1.66%	3.09%	3.09%	67%	$76
2021	$8.93	0.15	0.71	0.86	(0.08)	—	(0.08)	$9.71	9.65%	1.75%	1.75%	1.26%	1.26%	54%	$31
2020(6)	$10.45	0.09	(1.16)	(1.07)	(0.32)	(0.13)	(0.45)	$8.93	(10.93)%	1.81%(4)	1.81%(4)	1.10%(4)	1.10%(4)	68%(7)	$6
R6 Class
2023(3)	$9.04	0.24	0.71	0.95	(0.37)	(0.06)	(0.43)	$9.56	11.06%	0.87%(4)	0.87%(4)	4.84%(4)	4.84%(4)	33%	$5
2022	$9.94	0.35	(0.78)	(0.43)	(0.19)	(0.28)	(0.47)	$9.04	(4.70)%	0.81%	0.81%	3.94%	3.94%	67%	$5
2021	$9.14	0.22	0.73	0.95	(0.15)	—	(0.15)	$9.94	10.57%	0.90%	0.90%	2.11%	2.11%	54%	$5
2020(6)	$10.60	0.16	(1.16)	(1.00)	(0.33)	(0.13)	(0.46)	$9.14	(10.12)%	0.96%(4)	0.96%(4)	1.95%(4)	1.95%(4)	68%(7)	$4
G Class
2023(3)	$8.99	0.26	0.72	0.98	(0.44)	(0.06)	(0.50)	$9.47	11.57%	0.07%(4)	0.87%(4)	5.64%(4)	4.84%(4)	33%	$431,092
2022	$9.90	0.42	(0.77)	(0.35)	(0.28)	(0.28)	(0.56)	$8.99	(3.94)%	0.01%	0.81%	4.74%	3.94%	67%	$465,848
2021	$9.11	0.31	0.72	1.03	(0.24)	—	(0.24)	$9.90	11.56%	0.00%(8)	0.90%	3.01%	2.11%	54%	$497,745
2020	$10.76	0.24	(1.29)	(1.05)	(0.47)	(0.13)	(0.60)	$9.11	(10.58)%	0.01%	0.96%	2.90%	1.95%	68%	$463,081
2019(5)	$10.00	0.43	0.37	0.80	(0.04)	—	(0.04)	$10.76	8.00%	0.01%(4)	0.96%(4)	4.34%(4)	3.39%(4)	85%	$264,529

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2023 (unaudited).
(4)Annualized.
(5)December 6, 2018 (fund inception) through November 30, 2019.
(6)December 3, 2019 (commencement of sale) through November 30, 2020.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2020.
(8)Ratio was less than 0.005%.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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Notes

22

Notes

23

Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
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American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-95206 2307

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	July 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	July 27, 2023

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	July 27, 2023